UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: August 31, 2026

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.
Annual Shareholder Report: August 31, 2026

Intermediate-Term Municipal Fund

SEI Tax Exempt Trust/Class F Shares - SEIMX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Intermediate-Term Municipal Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate-Term Municipal Fund, Class F Shares	$64	0.63%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Intermediate-Term Municipal Fund, Class F Shares - $118,213
Bloomberg US Municipal Bond Index (USD) - $120,849
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD) - $121,105
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25
Aug/26

Table Summary
	Intermediate-Term Municipal Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Aug/16	$100,000	$100,000	$100,000
Aug/17	$100,586	$100,883	$101,094
Aug/18	$100,482	$101,376	$101,136
Aug/19	$108,499	$110,215	$109,387
Aug/20	$111,168	$113,781	$113,098
Aug/21	$115,588	$117,645	$116,205
Aug/22	$105,987	$107,490	$107,966
Aug/23	$107,165	$109,322	$109,779
Aug/24	$113,670	$115,978	$115,550
Aug/25	$114,329	$116,067	$117,662
Aug/26	$118,213	$120,849	$121,105

How did the Fund perform in the last year?

Class F Shares of the Fund outperformed its benchmark, the Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD), for the 12-month period ending August 31, 2026.

The target range on the federal funds rate began the reporting period at 4.25%-4.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 25 basis points (0.25%) at its September 2025 meeting. The Fed subsequently reduced the rate by 25 basis points at both its October and December 2025 meetings, bringing the target range to 3.50%-3.75%. The Fed maintained the range for the first eight months of 2026. The ongoing conflict between the U.S. and Iran, which began on February 28, 2026, has contributed to renewed inflationary pressure, while the labor market has remained on solid ground. Municipal market performance has remained resilient thus far in 2026, supported by strong fund inflows and solid issuer fundamentals despite record issuance and a higher interest-rate environment.

Additionally, lower-rated and high-yield municipal sectors have led performance this year, while investment-grade municipals have generated modest positive returns amid upward pressure on long-term interest rates.

The Fund’s outperformance versus its benchmark for the reporting period was due primarily to an overweight allocation to longer-dated bonds and overweight to BBB and A rated names relative to the index. Security selection within the healthcare and education sectors contributed positively to Fund performance, while security selection in tobacco was a detractor. At the sub-adviser level, Wellington Management Company LLP outperformed the benchmark, benefiting from security selection in the housing sector, while an overweight allocation to healthcare bonds had a negative impact on performance. Insight North America LLC outperformed due to an underweight allocation to general obligation (GO) bonds and an overweight to revenue bonds. Nomura Investments Fund Advisers’ outperformance was attributable to allocations to BBB rated and high-yield bonds.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Intermediate-Term Municipal Fund, Class F Shares	3.40%	0.45%	1.69%
Bloomberg US Municipal Bond Index (USD)	4.12%	0.54%	1.91%
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)	2.93%	0.83%	1.93%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,556,636	893	$3,002	17%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Mortgage-Backed Security	0.0%
Cash Equivalent	0.0%
Board Bank Revenue	0.1%
Public Facilities	0.1%
Pollution Control	0.2%
Utilities	1.5%
Tobacco	2.8%
Industrial Development	3.0%
Nursing Homes	3.3%
Power	5.0%
Housing	5.6%
Water	6.1%
Transportation	6.1%
Airports	8.3%
General Obligations	9.5%
Education	11.0%
Health Care	11.7%
General Revenue	25.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Southeast Alabama, Energy Authority, Ser E	5.000%	10/01/30	0.8%
Wisconsin State, Public Finance Authority, Duke Energy Progress Project	3.700%	10/01/46	0.7%
Massachusetts State, Development Finance Agency, Dana Farber Cancer Institute	5.000%	12/01/42	0.7%
New Jersey State, Tobacco Settlement Financing, Ser A	5.000%	06/01/35	0.7%
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health	5.250%	07/01/44	0.6%
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT	5.000%	06/30/34	0.6%
King County, Public Hospital District No. 1	5.000%	12/01/27	0.5%
Southeast Alabama, Energy Authority, Cooperative District, Ser B	5.000%	09/01/33	0.5%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	0.5%
Texas State, Municipal Gas Acquisition & Supply IV, Ser B	5.500%	01/01/54	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Intermediate-Term Municipal Fund

SEI Tax Exempt Trust/Class F Shares - SEIMX

Annual Shareholder Report: August 31, 2026

SEIMX-AR-2026

Annual Shareholder Report: August 31, 2026

Intermediate-Term Municipal Fund

SEI Tax Exempt Trust/Class Y Shares - SINYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Intermediate-Term Municipal Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate-Term Municipal Fund, Class Y Shares	$39	0.38%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Intermediate-Term Municipal Fund, Class Y Shares - $121,320
Bloomberg US Municipal Bond Index (USD) - $120,849
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD) - $121,105
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25
Aug/26

Table Summary
	Intermediate-Term Municipal Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Aug/16	$100,000	$100,000	$100,000
Aug/17	$100,921	$100,883	$101,094
Aug/18	$100,995	$101,376	$101,136
Aug/19	$109,414	$110,215	$109,387
Aug/20	$112,385	$113,781	$113,098
Aug/21	$117,144	$117,645	$116,205
Aug/22	$107,693	$107,490	$107,966
Aug/23	$109,164	$109,322	$109,779
Aug/24	$116,076	$115,978	$115,550
Aug/25	$117,042	$116,067	$117,662
Aug/26	$121,320	$120,849	$121,105

How did the Fund perform in the last year?

Class Y Shares of the Fund outperformed its benchmark, the Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD), for the 12-month period ending August 31, 2026.

The target range on the federal funds rate began the reporting period at 4.25%-4.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 25 basis points (0.25%) at its September 2025 meeting. The Fed subsequently reduced the rate by 25 basis points at both its October and December 2025 meetings, bringing the target range to 3.50%-3.75%. The Fed maintained the range for the first eight months of 2026. The ongoing conflict between the U.S. and Iran, which began on February 28, 2026, has contributed to renewed inflationary pressure, while the labor market has remained on solid ground. Municipal market performance has remained resilient thus far in 2026, supported by strong fund inflows and solid issuer fundamentals despite record issuance and a higher interest-rate environment.

Additionally, lower-rated and high-yield municipal sectors have led performance this year, while investment-grade municipals have generated modest positive returns amid upward pressure on long-term interest rates.

The Fund’s outperformance versus its benchmark for the reporting period was due primarily to an overweight allocation to longer-dated bonds and overweight to BBB and A rated names relative to the index. Security selection within the healthcare and education sectors contributed positively to Fund performance, while security selection in tobacco was a detractor. At the sub-adviser level, Wellington Management Company LLP outperformed the benchmark, benefiting from security selection in the housing sector, while an overweight allocation to healthcare bonds had a negative impact on performance. Insight North America LLC outperformed due to an underweight allocation to general obligation (GO) bonds and an overweight to revenue bonds. Nomura Investments Fund Advisers’ outperformance was attributable to allocations to BBB rated and high-yield bonds.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Intermediate-Term Municipal Fund, Class Y Shares	3.66%	0.70%	1.95%
Bloomberg US Municipal Bond Index (USD)	4.12%	0.54%	1.91%
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)	2.93%	0.83%	1.93%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,556,636	893	$3,002	17%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Mortgage-Backed Security	0.0%
Cash Equivalent	0.0%
Board Bank Revenue	0.1%
Public Facilities	0.1%
Pollution Control	0.2%
Utilities	1.5%
Tobacco	2.8%
Industrial Development	3.0%
Nursing Homes	3.3%
Power	5.0%
Housing	5.6%
Water	6.1%
Transportation	6.1%
Airports	8.3%
General Obligations	9.5%
Education	11.0%
Health Care	11.7%
General Revenue	25.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Southeast Alabama, Energy Authority, Ser E	5.000%	10/01/30	0.8%
Wisconsin State, Public Finance Authority, Duke Energy Progress Project	3.700%	10/01/46	0.7%
Massachusetts State, Development Finance Agency, Dana Farber Cancer Institute	5.000%	12/01/42	0.7%
New Jersey State, Tobacco Settlement Financing, Ser A	5.000%	06/01/35	0.7%
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health	5.250%	07/01/44	0.6%
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT	5.000%	06/30/34	0.6%
King County, Public Hospital District No. 1	5.000%	12/01/27	0.5%
Southeast Alabama, Energy Authority, Cooperative District, Ser B	5.000%	09/01/33	0.5%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	0.5%
Texas State, Municipal Gas Acquisition & Supply IV, Ser B	5.500%	01/01/54	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Intermediate-Term Municipal Fund

SEI Tax Exempt Trust/Class Y Shares - SINYX

Annual Shareholder Report: August 31, 2026

SINYX-AR-2026

Annual Shareholder Report: August 31, 2026

Short Duration Municipal Fund

SEI Tax Exempt Trust/Class F Shares - SUMAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Short Duration Municipal Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Fund, Class F Shares	$64	0.63%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Short Duration Municipal Fund, Class F Shares - $115,571
Bloomberg US Municipal Bond Index (USD) - $120,849
Bloomberg 1 Year Municipal Bond Index (1-2) (USD) - $118,197
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25
Aug/26

Table Summary
	Short Duration Municipal Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Aug/16	$100,000	$100,000	$100,000
Aug/17	$100,471	$100,883	$101,040
Aug/18	$100,996	$101,376	$101,689
Aug/19	$103,168	$110,215	$104,388
Aug/20	$104,911	$113,781	$106,425
Aug/21	$105,714	$117,645	$107,089
Aug/22	$103,253	$107,490	$105,383
Aug/23	$105,184	$109,322	$107,312
Aug/24	$109,646	$115,978	$111,829
Aug/25	$113,071	$116,067	$115,474
Aug/26	$115,571	$120,849	$118,197

How did the Fund perform in the last year?

Class F Shares of the Fund modestly underperformed its benchmark, the Bloomberg 1-Year Municipal Bond Index, for the 12-month period ending August 31, 2026.

The target range on the federal funds rate began the reporting period at 4.25%-4.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 25 basis points (0.25%) at its September 2025 meeting. The Fed subsequently reduced the rate by 25 basis points at both its October and December 2025 meetings, bringing the target range to 3.50%-3.75%. The Fed maintained the range for the first eight months of 2026. The ongoing conflict between the U.S. and Iran, which began on February 28, 2026, has contributed to renewed inflationary pressure, while the labor market has remained on solid ground. Municipal market performance has remained resilient thus far in 2026, supported by strong fund inflows and solid issuer fundamentals despite record issuance and a higher interest-rate environment. Additionally, lower-rated and high-yield municipal sectors have led performance this year, while investment-grade municipals have generated modest positive returns amid upward pressure on long-term interest rates.

Security selection in the housing sector weighed on Fund performance over the reporting period. Fund performance was enhanced by security selection in revenue sectors such as prepaid gas and transportation, while an underweight allocation to general obligation (GO) bonds had a positive impact as the sector underperformed the overall municipal market. At the sub-adviser level, both Neuberger Berman Investment Advisers LLC and Allspring Global Investments LLC outperformed the benchmark for the reporting period. Neuberger Berman Investment Advisers LLC benefited from an overweight to cash-collateralized housing bonds, which property developers use to secure favorable tax credits for affordable housing projects. Allspring Global Investments LLC’s performance was bolstered by security selection in healthcare and transportation bonds.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short Duration Municipal Fund, Class F Shares	2.21%	1.80%	1.46%
Bloomberg US Municipal Bond Index (USD)	4.12%	0.54%	1.91%
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)	2.36%	1.99%	1.69%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$713,612	502	$1,458	28%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Board Bank Revenue	0.1%
Nursing Homes	0.4%
Airports	1.8%
Pollution Control	2.2%
Utilities	2.3%
Power	2.8%
Water	3.0%
Transportation	3.3%
Industrial Development	3.5%
Health Care	8.5%
Education	10.7%
General Obligations	15.5%
General Revenue	21.0%
Housing	25.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Kentucky Public Energy Authority, Ser A	5.250%	06/01/55	2.1%
City of Andover Kansas, Ser A	3.500%	10/01/28	1.4%
City of Lawrence Kansas, Ser I	3.000%	05/01/29	1.3%
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark	3.300%	01/01/43	1.2%
Georgia State, Main Street Natural Gas, Ser C	4.000%	03/01/50	1.2%
Tennergy	5.000%	10/01/54	1.1%
Alachua County, Housing Finance Authority	3.300%	12/01/29	1.0%
Salt Verde Financial Corp, Gas Revenue	5.250%	12/01/27	1.0%
Board of Cooperative Educational Services of Second Supervisory District	3.750%	06/30/27	1.0%
Southeast Alabama, Energy Authority, Ser E	5.000%	10/01/30	1.0%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Short Duration Municipal Fund

SEI Tax Exempt Trust/Class F Shares - SUMAX

Annual Shareholder Report: August 31, 2026

SUMAX-AR-2026

Annual Shareholder Report: August 31, 2026

Short Duration Municipal Fund

SEI Tax Exempt Trust/Class Y Shares - SHYMX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Short Duration Municipal Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Fund, Class Y Shares	$38	0.38%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Short Duration Municipal Fund, Class Y Shares - $118,367
Bloomberg US Municipal Bond Index (USD) - $120,849
Bloomberg 1 Year Municipal Bond Index (1-2) (USD) - $118,197
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25
Aug/26

Table Summary
	Short Duration Municipal Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Aug/16	$100,000	$100,000	$100,000
Aug/17	$100,724	$100,883	$101,040
Aug/18	$101,504	$101,376	$101,689
Aug/19	$103,947	$110,215	$104,388
Aug/20	$105,873	$113,781	$106,425
Aug/21	$106,946	$117,645	$107,089
Aug/22	$104,700	$107,490	$105,383
Aug/23	$106,925	$109,322	$107,312
Aug/24	$111,740	$115,978	$111,829
Aug/25	$115,519	$116,067	$115,474
Aug/26	$118,367	$120,849	$118,197

How did the Fund perform in the last year?

Class Y Shares of the Fund modestly outperformed its benchmark, the Bloomberg 1-Year Municipal Bond Index, for the 12-month period ending August 31, 2026.

The target range on the federal funds rate began the reporting period at 4.25%-4.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 25 basis points (0.25%) at its September 2025 meeting. The Fed subsequently reduced the rate by 25 basis points at both its October and December 2025 meetings, bringing the target range to 3.50%-3.75%. The Fed maintained the range for the first eight months of 2026. The ongoing conflict between the U.S. and Iran, which began on February 28, 2026, has contributed to renewed inflationary pressure, while the labor market has remained on solid ground. Municipal market performance has remained resilient thus far in 2026, supported by strong fund inflows and solid issuer fundamentals despite record issuance and a higher interest-rate environment. Additionally, lower-rated and high-yield municipal sectors have led performance this year, while investment-grade municipals have generated modest positive returns amid upward pressure on long-term interest rates.

Security selection in the housing sector weighed on Fund performance over the reporting period. Fund performance was enhanced by security selection in revenue sectors such as prepaid gas and transportation, while an underweight allocation to general obligation (GO) bonds had a positive impact as the sector underperformed the overall municipal market. At the sub-adviser level, both Neuberger Berman Investment Advisers LLC and Allspring Global Investments LLC outperformed the benchmark for the reporting period. Neuberger Berman Investment Advisers LLC benefited from an overweight to cash-collateralized housing bonds, which property developers use to secure favorable tax credits for affordable housing projects. Allspring Global Investments LLC’s performance was bolstered by security selection in healthcare and transportation bonds.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short Duration Municipal Fund, Class Y Shares	2.47%	2.05%	1.70%
Bloomberg US Municipal Bond Index (USD)	4.12%	0.54%	1.91%
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)	2.36%	1.99%	1.69%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$713,612	502	$1,458	28%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Board Bank Revenue	0.1%
Nursing Homes	0.4%
Airports	1.8%
Pollution Control	2.2%
Utilities	2.3%
Power	2.8%
Water	3.0%
Transportation	3.3%
Industrial Development	3.5%
Health Care	8.5%
Education	10.7%
General Obligations	15.5%
General Revenue	21.0%
Housing	25.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Kentucky Public Energy Authority, Ser A	5.250%	06/01/55	2.1%
City of Andover Kansas, Ser A	3.500%	10/01/28	1.4%
City of Lawrence Kansas, Ser I	3.000%	05/01/29	1.3%
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark	3.300%	01/01/43	1.2%
Georgia State, Main Street Natural Gas, Ser C	4.000%	03/01/50	1.2%
Tennergy	5.000%	10/01/54	1.1%
Alachua County, Housing Finance Authority	3.300%	12/01/29	1.0%
Salt Verde Financial Corp, Gas Revenue	5.250%	12/01/27	1.0%
Board of Cooperative Educational Services of Second Supervisory District	3.750%	06/30/27	1.0%
Southeast Alabama, Energy Authority, Ser E	5.000%	10/01/30	1.0%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Short Duration Municipal Fund

SEI Tax Exempt Trust/Class Y Shares - SHYMX

Annual Shareholder Report: August 31, 2026

SHYMX-AR-2026

Annual Shareholder Report: August 31, 2026

California Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SBDAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the California Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund, Class F Shares	$61	0.60%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.59%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

California Municipal Bond Fund, Class F Shares - $110,949
Bloomberg US Municipal Bond Index (USD) - $120,849
Bloomberg California Intermediate Municipal Index (USD) - $118,321
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
$90,000
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25
Aug/26

Table Summary
	California Municipal Bond Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg California Intermediate Municipal Index (USD)
Aug/16	$100,000	$100,000	$100,000
Aug/17	$100,537	$100,883	$100,989
Aug/18	$99,263	$101,376	$100,760
Aug/19	$106,373	$110,215	$108,412
Aug/20	$108,919	$113,781	$112,430
Aug/21	$110,346	$117,645	$114,080
Aug/22	$101,844	$107,490	$106,419
Aug/23	$102,589	$109,322	$107,834
Aug/24	$107,075	$115,978	$112,936
Aug/25	$108,737	$116,067	$116,270
Aug/26	$110,949	$120,849	$118,321

How did the Fund perform in the last year?

Class F shares of the Fund outperformed its benchmark, the Bloomberg California Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2026.

The target range on the federal funds rate began the reporting period at 4.25%-4.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 25 basis points (0.25%) at its September 2025 meeting. The Fed subsequently reduced the rate by 25 basis points at both its October and December 2025 meetings, bringing the target range to 3.50%-3.75%. The Fed maintained the range for the first eight months of 2026. The ongoing conflict between the U.S. and Iran, which began on February 28, 2026, has contributed to renewed inflationary pressure, while the labor market has remained on solid ground. Municipal market performance has remained resilient thus far in 2026, supported by strong fund inflows and solid issuer fundamentals despite record issuance and a higher interest-rate environment. Additionally, lower-rated and high-yield municipal sectors have led performance this year, while investment-grade municipals have generated modest positive returns amid upward pressure on long-term interest rates.

Insight North America LLC is the sub-adviser for the Fund. Security selection was the largest driver of the Fund’s relative performance over the reporting period. Positions in the healthcare and education sectors contributed to performance, while security selection within California general obligation bonds was a detractor.

As California is one of the largest economies in the world, the state’s general obligation (GO) bonds are currently rated AA/AA2/AA- by Fitch Ratings, Moody’s Corp., and S&P Global Ratings, respectively, reflecting a strong credit profile. The state’s reserves of nearly $20 billion provide protection from a credit standpoint, in addition to numerous spending cuts to which the state government has committed. While wildfires in January 2025 were devastating, the state of California has significant resources to help navigate the recovery.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
California Municipal Bond Fund, Class F Shares	2.04%	0.11%	1.04%
Bloomberg US Municipal Bond Index (USD)	4.12%	0.54%	1.91%
Bloomberg California Intermediate Municipal Index (USD)	1.76%	0.73%	1.70%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$217,102	137	$536	22%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Tobacco	0.1%
Utilities	0.8%
Pollution Control	0.9%
Cash Equivalent	2.5%
Water	3.0%
Transportation	3.2%
Housing	3.7%
Nursing Homes	4.2%
Power	7.5%
General Obligations	12.9%
Airports	13.0%
Health Care	14.2%
Education	14.3%
General Revenue	21.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Los Angeles, Department of Water & Power, Water System Revenue, Ser E	5.000%	07/01/35	3.1%
California State	5.000%	10/01/35	2.5%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	2.3%
California State	5.000%	11/01/31	2.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT	5.000%	07/01/32	2.1%
Los Angeles, Department of Airports, Ser B, AMT	5.000%	05/15/33	2.0%
California State, Community Choice Financing Authority, Clean Energy Project	5.000%	01/01/55	2.0%
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C	5.000%	06/01/41	2.0%
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M	5.000%	04/01/38	2.0%
California State	4.000%	08/01/34	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

California Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SBDAX

Annual Shareholder Report: August 31, 2026

SBDAX-AR-2026

Annual Shareholder Report: August 31, 2026

California Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SCYYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the California Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund, Class Y Shares	$45	0.45%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.44%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

California Municipal Bond Fund, Class Y Shares - $112,558
Bloomberg US Municipal Bond Index (USD) - $120,849
Bloomberg California Intermediate Municipal Index (USD) - $118,321
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
$90,000
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25
Aug/26

Table Summary
	California Municipal Bond Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg California Intermediate Municipal Index (USD)
Aug/16	$100,000	$100,000	$100,000
Aug/17	$100,688	$100,883	$100,989
Aug/18	$99,561	$101,376	$100,760
Aug/19	$106,853	$110,215	$108,412
Aug/20	$109,475	$113,781	$112,430
Aug/21	$111,071	$117,645	$114,080
Aug/22	$102,655	$107,490	$106,419
Aug/23	$103,679	$109,322	$107,834
Aug/24	$108,267	$115,978	$112,936
Aug/25	$110,150	$116,067	$116,270
Aug/26	$112,558	$120,849	$118,321

How did the Fund perform in the last year?

Class Y shares of the Fund outperformed its benchmark, the Bloomberg California Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2026.

The target range on the federal funds rate began the reporting period at 4.25%-4.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 25 basis points (0.25%) at its September 2025 meeting. The Fed subsequently reduced the rate by 25 basis points at both its October and December 2025 meetings, bringing the target range to 3.50%-3.75%. The Fed maintained the range for the first eight months of 2026. The ongoing conflict between the U.S. and Iran, which began on February 28, 2026, has contributed to renewed inflationary pressure, while the labor market has remained on solid ground. Municipal market performance has remained resilient thus far in 2026, supported by strong fund inflows and solid issuer fundamentals despite record issuance and a higher interest-rate environment. Additionally, lower-rated and high-yield municipal sectors have led performance this year, while investment-grade municipals have generated modest positive returns amid upward pressure on long-term interest rates.

Insight North America LLC is the sub-adviser for the Fund. Security selection was the largest driver of the Fund’s relative performance over the reporting period. Positions in the healthcare and education sectors contributed to performance, while security selection within California general obligation bonds was a detractor.

As California is one of the largest economies in the world, the state’s general obligation (GO) bonds are currently rated AA/AA2/AA- by Fitch Ratings, Moody’s Corp., and S&P Global Ratings, respectively, reflecting a strong credit profile. The state’s reserves of nearly $20 billion provide protection from a credit standpoint, in addition to numerous spending cuts to which the state government has committed. While wildfires in January 2025 were devastating, the state of California has significant resources to help navigate the recovery.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
California Municipal Bond Fund, Class Y Shares	2.19%	0.27%	1.19%
Bloomberg US Municipal Bond Index (USD)	4.12%	0.54%	1.91%
Bloomberg California Intermediate Municipal Index (USD)	1.76%	0.73%	1.70%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on August 19, 1998. For periods prior to August 19, 1998, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$217,102	137	$536	22%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Tobacco	0.1%
Utilities	0.8%
Pollution Control	0.9%
Cash Equivalent	2.5%
Water	3.0%
Transportation	3.2%
Housing	3.7%
Nursing Homes	4.2%
Power	7.5%
General Obligations	12.9%
Airports	13.0%
Health Care	14.2%
Education	14.3%
General Revenue	21.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Los Angeles, Department of Water & Power, Water System Revenue, Ser E	5.000%	07/01/35	3.1%
California State	5.000%	10/01/35	2.5%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	2.3%
California State	5.000%	11/01/31	2.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT	5.000%	07/01/32	2.1%
Los Angeles, Department of Airports, Ser B, AMT	5.000%	05/15/33	2.0%
California State, Community Choice Financing Authority, Clean Energy Project	5.000%	01/01/55	2.0%
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C	5.000%	06/01/41	2.0%
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M	5.000%	04/01/38	2.0%
California State	4.000%	08/01/34	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

California Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SCYYX

Annual Shareholder Report: August 31, 2026

SCYYX-AR-2026

Annual Shareholder Report: August 31, 2026

Massachusetts Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SMAAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Massachusetts Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Massachusetts Municipal Bond Fund, Class F Shares	$62	0.61%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Massachusetts Municipal Bond Fund, Class F Shares - $110,239
Bloomberg US Municipal Bond Index (USD) - $120,849
Bloomberg Massachusetts Intermediate Municipal Index (USD) - $117,729
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
$90,000
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25
Aug/26

Table Summary
	Massachusetts Municipal Bond Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg Massachusetts Intermediate Municipal Index (USD)
Aug/16	$100,000	$100,000	$100,000
Aug/17	$100,226	$100,883	$101,191
Aug/18	$98,214	$101,376	$99,956
Aug/19	$106,098	$110,215	$108,371
Aug/20	$109,061	$113,781	$112,896
Aug/21	$110,079	$117,645	$114,608
Aug/22	$101,516	$107,490	$106,723
Aug/23	$102,451	$109,322	$108,125
Aug/24	$106,734	$115,978	$112,816
Aug/25	$108,138	$116,067	$115,433
Aug/26	$110,239	$120,849	$117,729

How did the Fund perform in the last year?

Class F Shares of the Fund performed in line with its benchmark, the Bloomberg Massachusetts Intermediate Municipal Bond Index, for the 12-month period ending August 31, 2026.

The target range on the federal funds rate began the reporting period at 4.25%-4.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 25 basis points (0.25%) at its September 2025 meeting. The Fed subsequently reduced the rate by 25 basis points at both its October and December 2025 meetings, bringing the target range to 3.50%-3.75%. The Fed maintained the range for the first eight months of 2026. The ongoing conflict between the U.S. and Iran, which began on February 28, 2026, has contributed to renewed inflationary pressure, while the labor market has remained on solid ground. Municipal market performance has remained resilient thus far in 2026, supported by strong fund inflows and solid issuer fundamentals despite record issuance and a higher interest-rate environment. Additionally, lower-rated and high-yield municipal sectors have led performance this year, while investment-grade municipals have generated modest positive returns amid upward pressure on long-term interest rates.

Insight North America LLC is the sub-adviser for the Fund. An overweight to utilities and security selection in transportation detracted from Fund performance for the period. Fund performance benefited from security selection in the education and healthcare sectors.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Massachusetts Municipal Bond Fund, Class F Shares	1.94%	0.03%	0.98%
Bloomberg US Municipal Bond Index (USD)	4.12%	0.54%	1.91%
Bloomberg Massachusetts Intermediate Municipal Index (USD)	1.99%	0.54%	1.65%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$59,591	73	$158	21%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.5%
Nursing Homes	1.8%
Housing	2.0%
Power	3.6%
Water	6.3%
General Revenue	7.2%
Airports	7.5%
Transportation	8.0%
General Obligations	15.6%
Health Care	19.9%
Education	26.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T	5.000%	03/01/34	5.6%
Massachusetts State, Ser C	5.000%	10/01/33	4.6%
Massachusetts Development Finance Agency	5.000%	12/01/38	3.3%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/36	2.8%
Boston, Ser A	4.000%	11/01/31	2.6%
Massachusetts State, Development Finance Agency, Harvard University, Ser B	4.000%	02/15/36	2.2%
Massachusetts State, Development Finance Agency, Babson College	5.000%	10/01/33	2.1%
Massachusetts State, Development Finance Agency, Amherst College	5.000%	11/01/55	1.9%
Massachusetts State, Development Finance Agency, Trustees of Deerfield Academy	5.000%	10/01/32	1.9%
Massachusetts Water Resources Authority, Ser C	5.000%	08/01/38	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Massachusetts Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SMAAX

Annual Shareholder Report: August 31, 2026

SMAAX-AR-2026

Annual Shareholder Report: August 31, 2026

Massachusetts Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SMSYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Massachusetts Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Massachusetts Municipal Bond Fund, Class Y Shares	$46	0.46%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Massachusetts Municipal Bond Fund, Class Y Shares - $111,807
Bloomberg US Municipal Bond Index (USD) - $120,849
Bloomberg Massachusetts Intermediate Municipal Index (USD) - $117,729
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
$90,000
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25
Aug/26

Table Summary
	Massachusetts Municipal Bond Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg Massachusetts Intermediate Municipal Index (USD)
Aug/16	$100,000	$100,000	$100,000
Aug/17	$100,291	$100,883	$101,191
Aug/18	$98,422	$101,376	$99,956
Aug/19	$106,590	$110,215	$108,371
Aug/20	$109,637	$113,781	$112,896
Aug/21	$110,930	$117,645	$114,608
Aug/22	$102,344	$107,490	$106,723
Aug/23	$103,545	$109,322	$108,125
Aug/24	$107,932	$115,978	$112,816
Aug/25	$109,622	$116,067	$115,433
Aug/26	$111,807	$120,849	$117,729

How did the Fund perform in the last year?

Class Y Shares of the Fund performed in line with its benchmark, the Bloomberg Massachusetts Intermediate Municipal Bond Index, for the 12-month period ending August 31, 2026.

The target range on the federal funds rate began the reporting period at 4.25%-4.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 25 basis points (0.25%) at its September 2025 meeting. The Fed subsequently reduced the rate by 25 basis points at both its October and December 2025 meetings, bringing the target range to 3.50%-3.75%. The Fed maintained the range for the first eight months of 2026. The ongoing conflict between the U.S. and Iran, which began on February 28, 2026, has contributed to renewed inflationary pressure, while the labor market has remained on solid ground. Municipal market performance has remained resilient thus far in 2026, supported by strong fund inflows and solid issuer fundamentals despite record issuance and a higher interest-rate environment. Additionally, lower-rated and high-yield municipal sectors have led performance this year, while investment-grade municipals have generated modest positive returns amid upward pressure on long-term interest rates.

Insight North America LLC is the sub-adviser for the Fund. An overweight to utilities and security selection in transportation detracted from Fund performance for the period. Fund performance benefited from security selection in the education and healthcare sectors.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Massachusetts Municipal Bond Fund, Class Y Shares	1.99%	0.16%	1.12%
Bloomberg US Municipal Bond Index (USD)	4.12%	0.54%	1.91%
Bloomberg Massachusetts Intermediate Municipal Index (USD)	1.99%	0.54%	1.65%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on August 19, 1998. For periods prior to August 19, 1998, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$59,591	73	$158	21%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.5%
Nursing Homes	1.8%
Housing	2.0%
Power	3.6%
Water	6.3%
General Revenue	7.2%
Airports	7.5%
Transportation	8.0%
General Obligations	15.6%
Health Care	19.9%
Education	26.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T	5.000%	03/01/34	5.6%
Massachusetts State, Ser C	5.000%	10/01/33	4.6%
Massachusetts Development Finance Agency	5.000%	12/01/38	3.3%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/36	2.8%
Boston, Ser A	4.000%	11/01/31	2.6%
Massachusetts State, Development Finance Agency, Harvard University, Ser B	4.000%	02/15/36	2.2%
Massachusetts State, Development Finance Agency, Babson College	5.000%	10/01/33	2.1%
Massachusetts State, Development Finance Agency, Amherst College	5.000%	11/01/55	1.9%
Massachusetts State, Development Finance Agency, Trustees of Deerfield Academy	5.000%	10/01/32	1.9%
Massachusetts Water Resources Authority, Ser C	5.000%	08/01/38	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Massachusetts Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SMSYX

Annual Shareholder Report: August 31, 2026

SMSYX-AR-2026

Annual Shareholder Report: August 31, 2026

New Jersey Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SENJX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the New Jersey Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Municipal Bond Fund, Class F Shares	$61	0.60%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

New Jersey Municipal Bond Fund, Class F Shares - $113,795
Bloomberg US Municipal Bond Index (USD) - $120,849
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD) - $119,968
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25
Aug/26

Table Summary
	New Jersey Municipal Bond Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Aug/16	$100,000	$100,000	$100,000
Aug/17	$100,687	$100,883	$101,263
Aug/18	$100,167	$101,376	$100,909
Aug/19	$107,156	$110,215	$108,214
Aug/20	$109,540	$113,781	$111,879
Aug/21	$111,114	$117,645	$114,290
Aug/22	$103,584	$107,490	$107,341
Aug/23	$104,964	$109,322	$108,839
Aug/24	$109,292	$115,978	$114,071
Aug/25	$111,376	$116,067	$117,248
Aug/26	$113,795	$120,849	$119,968

How did the Fund perform in the last year?

Class F Shares of the Fund modestly underperformed its benchmark, the Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD), for the 12-month period ending August 31, 2026.

The target range on the federal funds rate began the reporting period at 4.25%-4.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 25 basis points (0.25%) at its September 2025 meeting. The Fed subsequently reduced the rate by 25 basis points at both its October and December 2025 meetings, bringing the target range to 3.50%-3.75%. The Fed maintained the range for the first eight months of 2026. The ongoing conflict between the U.S. and Iran, which began on February 28, 2026, has contributed to renewed inflationary pressure, while the labor market has remained on solid ground. Municipal market performance has remained resilient thus far in 2026, supported by strong fund inflows and solid issuer fundamentals despite record issuance and a higher interest-rate environment. Additionally, lower-rated and high-yield municipal sectors have led performance this year, while investment-grade municipals have generated modest positive returns amid upward pressure on long-term interest rates.

Insight North America LLC is the sub-adviser for the Fund. The manager’s slight underperformance versus the benchmark during the reporting period was due to an overweight to education bonds and security selection in the transportation sector. Fund performance was bolstered by security selection in revenue bonds and the education sector, as well as an overweight allocation to tobacco bonds. New Jersey municipal bonds outperformed the municipal market overall for the reporting period, which contributed positively to the Fund’s relative performance.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
New Jersey Municipal Bond Fund, Class F Shares	2.17%	0.48%	1.30%
Bloomberg US Municipal Bond Index (USD)	4.12%	0.54%	1.91%
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)	2.32%	0.97%	1.84%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$91,649	85	$212	20%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Industrial Development	1.1%
Cash Equivalent	1.4%
Housing	1.7%
Tobacco	3.9%
Water	4.8%
General Obligations	6.3%
Airports	7.8%
Health Care	15.8%
Transportation	16.3%
Education	17.9%
General Revenue	24.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
New Jersey State, Turnpike Authority, Ser B	5.000%	01/01/34	3.6%
Tobacco Settlement Financing, Ser A	5.000%	06/01/34	3.3%
New Jersey State, Transportation Trust Fund Authority, Ser S	5.000%	06/15/32	2.9%
New Jersey State, Transportation Trust Fund Authority, Ser A	4.000%	06/15/35	2.8%
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT	5.000%	12/01/33	2.8%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/32	2.7%
New York & New Jersey, Port Authority, Ser 223, AMT	5.000%	07/15/33	2.5%
New Jersey State, Educational Facilities Authority, Ser A1	5.000%	03/01/37	2.4%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/36	2.4%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/29	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New Jersey Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SENJX

Annual Shareholder Report: August 31, 2026

SENJX-AR-2026

Annual Shareholder Report: August 31, 2026

New Jersey Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SNJYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the New Jersey Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Municipal Bond Fund, Class Y Shares	$45	0.45%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

New Jersey Municipal Bond Fund, Class Y Shares - $115,388
Bloomberg US Municipal Bond Index (USD) - $120,849
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD) - $119,968
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25
Aug/26

Table Summary
	New Jersey Municipal Bond Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Aug/16	$100,000	$100,000	$100,000
Aug/17	$100,834	$100,883	$101,263
Aug/18	$100,464	$101,376	$100,909
Aug/19	$107,634	$110,215	$108,214
Aug/20	$110,194	$113,781	$111,879
Aug/21	$111,945	$117,645	$114,290
Aug/22	$104,515	$107,490	$107,341
Aug/23	$105,959	$109,322	$108,839
Aug/24	$110,607	$115,978	$114,071
Aug/25	$112,882	$116,067	$117,248
Aug/26	$115,388	$120,849	$119,968

How did the Fund perform in the last year?

Class Y Shares of the Fund modestly underperformed its benchmark, the Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD), for the 12-month period ending August 31, 2026.

The target range on the federal funds rate began the reporting period at 4.25%-4.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 25 basis points (0.25%) at its September 2025 meeting. The Fed subsequently reduced the rate by 25 basis points at both its October and December 2025 meetings, bringing the target range to 3.50%-3.75%. The Fed maintained the range for the first eight months of 2026. The ongoing conflict between the U.S. and Iran, which began on February 28, 2026, has contributed to renewed inflationary pressure, while the labor market has remained on solid ground. Municipal market performance has remained resilient thus far in 2026, supported by strong fund inflows and solid issuer fundamentals despite record issuance and a higher interest-rate environment. Additionally, lower-rated and high-yield municipal sectors have led performance this year, while investment-grade municipals have generated modest positive returns amid upward pressure on long-term interest rates.

Insight North America LLC is the sub-adviser for the Fund. The manager’s slight underperformance versus the benchmark during the reporting period was due to an overweight to education bonds and security selection in the transportation sector. Fund performance was bolstered by security selection in revenue bonds and the education sector, as well as an overweight allocation to tobacco bonds. New Jersey municipal bonds outperformed the municipal market overall for the reporting period, which contributed positively to the Fund’s relative performance.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
New Jersey Municipal Bond Fund, Class Y Shares	2.22%	0.61%	1.44%
Bloomberg US Municipal Bond Index (USD)	4.12%	0.54%	1.91%
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)	2.32%	0.97%	1.84%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$91,649	85	$212	20%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Industrial Development	1.1%
Cash Equivalent	1.4%
Housing	1.7%
Tobacco	3.9%
Water	4.8%
General Obligations	6.3%
Airports	7.8%
Health Care	15.8%
Transportation	16.3%
Education	17.9%
General Revenue	24.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
New Jersey State, Turnpike Authority, Ser B	5.000%	01/01/34	3.6%
Tobacco Settlement Financing, Ser A	5.000%	06/01/34	3.3%
New Jersey State, Transportation Trust Fund Authority, Ser S	5.000%	06/15/32	2.9%
New Jersey State, Transportation Trust Fund Authority, Ser A	4.000%	06/15/35	2.8%
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT	5.000%	12/01/33	2.8%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/32	2.7%
New York & New Jersey, Port Authority, Ser 223, AMT	5.000%	07/15/33	2.5%
New Jersey State, Educational Facilities Authority, Ser A1	5.000%	03/01/37	2.4%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/36	2.4%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/29	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New Jersey Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SNJYX

Annual Shareholder Report: August 31, 2026

SNJYX-AR-2026

Annual Shareholder Report: August 31, 2026

New York Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SENYX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the New York Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Municipal Bond Fund, Class F Shares	$61	0.60%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

New York Municipal Bond Fund, Class F Shares - $113,182
Bloomberg US Municipal Bond Index (USD) - $120,849
Bloomberg New York Intermediate Municipal Index (USD) - $119,400
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
$90,000
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25
Aug/26

Table Summary
	New York Municipal Bond Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg New York Intermediate Municipal Index (USD)
Aug/16	$100,000	$100,000	$100,000
Aug/17	$100,609	$100,883	$101,391
Aug/18	$98,961	$101,376	$100,369
Aug/19	$106,292	$110,215	$108,422
Aug/20	$107,658	$113,781	$110,611
Aug/21	$110,092	$117,645	$114,047
Aug/22	$102,601	$107,490	$106,901
Aug/23	$103,945	$109,322	$108,720
Aug/24	$108,640	$115,978	$113,765
Aug/25	$110,367	$116,067	$116,655
Aug/26	$113,182	$120,849	$119,400

How did the Fund perform in the last year?

Class F Shares of the Fund modestly outperformed its benchmark, the Bloomberg New York Intermediate Municipal Index, for the 12-month period ending August 31, 2026.

The target range on the federal funds rate began the reporting period at 4.25%-4.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 25 basis points (0.25%) at its September 2025 meeting. The Fed subsequently reduced the rate by 25 basis points at both its October and December 2025 meetings, bringing the target range to 3.50%-3.75%. The Fed maintained the range for the first eight months of 2026. The ongoing conflict between the U.S. and Iran, which began on February 28, 2026, has contributed to renewed inflationary pressure, while the labor market has remained on solid ground. Municipal market performance has remained resilient thus far in 2026, supported by strong fund inflows and solid issuer fundamentals despite record issuance and a higher interest-rate environment. Additionally, lower-rated and high-yield municipal sectors have led performance this year, while investment-grade municipals have generated modest positive returns amid upward pressure on long-term interest rates.

Insight North America LLC is the sub-adviser for the Fund. The manager outperformed the Fund’s benchmark for the reporting period due to security selection within revenue sectors, particularly transportation and utilities. Overweight allocations to education and transportation bonds also bolstered Fund performance while selection in healthcare detracted.

While New York State faces challenges, including an above-average debt burden, large other post-employment benefits (OPEB) liability (a commitment to provide future non-pension benefits, such as healthcare and life insurance, to retired employees) and population growth issues, the state is buffered by sizable financial reserves and benefits from a diverse economy and well-funded pension system. The state’s debt is rated AA+/AA+/Aa1 by S&P Global Ratings, Fitch Ratings, and Moody’s Ratings, respectively, reflecting a strong credit profile.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
New York Municipal Bond Fund, Class F Shares	2.55%	0.56%	1.25%
Bloomberg US Municipal Bond Index (USD)	4.12%	0.54%	1.91%
Bloomberg New York Intermediate Municipal Index (USD)	2.35%	0.92%	1.79%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$109,470	78	$254	21%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.2%
Utilities	2.0%
Tobacco	2.1%
Water	2.8%
Power	3.4%
Housing	3.6%
General Obligations	5.1%
Industrial Development	6.0%
Health Care	11.0%
Airports	12.5%
Transportation	12.7%
General Revenue	18.5%
Education	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A	5.000%	02/01/28	3.1%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/30	3.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser S	5.000%	02/01/39	2.9%
New York State, Dormitory Authority, School Districts Financing Program, Ser A, ST AID WITHHLDG	5.000%	10/01/29	2.3%
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Sub-Ser	5.000%	05/01/37	2.2%
Suffolk, Tobacco Asset Securitization	4.000%	06/01/35	2.1%
New York State, Dormitory Authority, AG ST AID WITHHLDG	5.000%	10/01/32	2.0%
Metropolitan Transportation Authority	5.000%	11/15/32	2.0%
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group	5.000%	08/01/35	2.0%
Trust for Cultural Resources of The City of New York	5.000%	12/01/32	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New York Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SENYX

Annual Shareholder Report: August 31, 2026

SENYX-AR-2026

Annual Shareholder Report: August 31, 2026

New York Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SNYYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the New York Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Municipal Bond Fund, Class Y Shares	$46	0.45%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

New York Municipal Bond Fund, Class Y Shares - $115,013
Bloomberg US Municipal Bond Index (USD) - $120,849
Bloomberg New York Intermediate Municipal Index (USD) - $119,400
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
$90,000
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25
Aug/26

Table Summary
	New York Municipal Bond Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg New York Intermediate Municipal Index (USD)
Aug/16	$100,000	$100,000	$100,000
Aug/17	$100,859	$100,883	$101,391
Aug/18	$99,262	$101,376	$100,369
Aug/19	$106,789	$110,215	$108,422
Aug/20	$108,327	$113,781	$110,611
Aug/21	$110,948	$117,645	$114,047
Aug/22	$103,538	$107,490	$106,901
Aug/23	$105,046	$109,322	$108,720
Aug/24	$110,068	$115,978	$113,765
Aug/25	$111,984	$116,067	$116,655
Aug/26	$115,013	$120,849	$119,400

How did the Fund perform in the last year?

Class Y Shares of the Fund modestly outperformed its benchmark, the Bloomberg New York Intermediate Municipal Index, for the 12-month period ending August 31, 2026.

The target range on the federal funds rate began the reporting period at 4.25%-4.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 25 basis points (0.25%) at its September 2025 meeting. The Fed subsequently reduced the rate by 25 basis points at both its October and December 2025 meetings, bringing the target range to 3.50%-3.75%. The Fed maintained the range for the first eight months of 2026. The ongoing conflict between the U.S. and Iran, which began on February 28, 2026, has contributed to renewed inflationary pressure, while the labor market has remained on solid ground. Municipal market performance has remained resilient thus far in 2026, supported by strong fund inflows and solid issuer fundamentals despite record issuance and a higher interest-rate environment. Additionally, lower-rated and high-yield municipal sectors have led performance this year, while investment-grade municipals have generated modest positive returns amid upward pressure on long-term interest rates.

Insight North America LLC is the sub-adviser for the Fund. The manager outperformed the Fund’s benchmark for the reporting period due to security selection within revenue sectors, particularly transportation and utilities. Overweight allocations to education and transportation bonds also bolstered Fund performance while selection in healthcare detracted.

While New York State faces challenges, including an above-average debt burden, large other post-employment benefits (OPEB) liability (a commitment to provide future non-pension benefits, such as healthcare and life insurance, to retired employees) and population growth issues, the state is buffered by sizable financial reserves and benefits from a diverse economy and well-funded pension system. The state’s debt is rated AA+/AA+/Aa1 by S&P Global Ratings, Fitch Ratings, and Moody’s Ratings, respectively, reflecting a strong credit profile.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
New York Municipal Bond Fund, Class Y Shares	2.70%	0.72%	1.41%
Bloomberg US Municipal Bond Index (USD)	4.12%	0.54%	1.91%
Bloomberg New York Intermediate Municipal Index (USD)	2.35%	0.92%	1.79%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on August 18, 1998. For periods prior to August 18, 1998, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$109,470	78	$254	21%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.2%
Utilities	2.0%
Tobacco	2.1%
Water	2.8%
Power	3.4%
Housing	3.6%
General Obligations	5.1%
Industrial Development	6.0%
Health Care	11.0%
Airports	12.5%
Transportation	12.7%
General Revenue	18.5%
Education	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A	5.000%	02/01/28	3.1%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/30	3.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser S	5.000%	02/01/39	2.9%
New York State, Dormitory Authority, School Districts Financing Program, Ser A, ST AID WITHHLDG	5.000%	10/01/29	2.3%
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Sub-Ser	5.000%	05/01/37	2.2%
Suffolk, Tobacco Asset Securitization	4.000%	06/01/35	2.1%
New York State, Dormitory Authority, AG ST AID WITHHLDG	5.000%	10/01/32	2.0%
Metropolitan Transportation Authority	5.000%	11/15/32	2.0%
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group	5.000%	08/01/35	2.0%
Trust for Cultural Resources of The City of New York	5.000%	12/01/32	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New York Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SNYYX

Annual Shareholder Report: August 31, 2026

SNYYX-AR-2026

Annual Shareholder Report: August 31, 2026

Pennsylvania Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SEPAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Pennsylvania Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pennsylvania Municipal Bond Fund, Class F Shares	$64	0.63%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Pennsylvania Municipal Bond Fund, Class F Shares - $114,330
Bloomberg US Municipal Bond Index (USD) - $120,849
Bloomberg Pennsylvania Intermediate Municipal Index (USD) - $123,715
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
$90,000
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25
Aug/26

Table Summary
	Pennsylvania Municipal Bond Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Aug/16	$100,000	$100,000	$100,000
Aug/17	$100,930	$100,883	$102,004
Aug/18	$99,504	$101,376	$101,578
Aug/19	$107,870	$110,215	$111,473
Aug/20	$111,303	$113,781	$115,768
Aug/21	$113,004	$117,645	$119,313
Aug/22	$104,347	$107,490	$110,819
Aug/23	$105,057	$109,322	$112,231
Aug/24	$109,637	$115,978	$117,276
Aug/25	$112,073	$116,067	$120,848
Aug/26	$114,330	$120,849	$123,715

How did the Fund perform in the last year?

Class F of the Fund modestly underperformed its benchmark, the Bloomberg Pennsylvania Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2026.

The target range on the federal funds rate began the reporting period at 4.25%-4.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 25 basis points (0.25%) at its September 2025 meeting. The Fed subsequently reduced the rate by 25 basis points at both its October and December 2025 meetings, bringing the target range to 3.50%-3.75%. The Fed maintained the range for the first eight months of 2026. The ongoing conflict between the U.S. and Iran, which began on February 28, 2026, has contributed to renewed inflationary pressure, while the labor market has remained on solid ground. Municipal market performance has remained resilient thus far in 2026, supported by strong fund inflows and solid issuer fundamentals despite record issuance and a higher interest-rate environment. Additionally, lower-rated and high-yield municipal sectors have led performance this year, while investment-grade municipals have generated modest positive returns amid upward pressure on long-term interest rates.

Insight North America LLC is the sub-adviser for the Fund. Security selection in the utility and tobacco sectors detracted from performance for the reporting period. Fund performance benefited from security selection in revenue sectors such as education and healthcare, as well as overweight allocations to the utility and healthcare sectors.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Pennsylvania Municipal Bond Fund, Class F Shares	2.01%	0.23%	1.35%
Bloomberg US Municipal Bond Index (USD)	4.12%	0.54%	1.91%
Bloomberg Pennsylvania Intermediate Municipal Index (USD)	2.37%	0.73%	2.15%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$137,022	115	$367	22%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Utilities	0.8%
Public Facilities	1.6%
Cash Equivalent	1.6%
Housing	2.3%
Tobacco	2.3%
Airports	3.1%
Nursing Homes	4.5%
General Revenue	9.7%
Water	9.8%
Transportation	10.4%
General Obligations	11.5%
Health Care	18.5%
Education	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project	4.000%	07/01/35	3.9%
Pennsylvania State, Higher Education Assistance Agency, AMT	5.000%	06/01/35	3.6%
Pennsylvania State, BAM	4.000%	03/01/35	2.6%
Pennsylvania State	5.000%	09/01/32	2.1%
Philadelphia, Water & Wastewater Revenue Authority, Ser C, AGC	5.000%	09/01/35	2.1%
Philadelphia, Housing Authority, PHADC Acquisition Program	5.250%	03/01/38	2.0%
Adams County, General Authority, The Brethren Home Community	5.000%	06/01/34	1.9%
Commonwealth Financing Authority, Tobacco Master Settlement	5.000%	06/01/28	1.9%
Allegheny County, Hospital Development Authority, Allegheny Health Network	5.000%	04/01/28	1.9%
Philadelphia, Water & Wastewater Revenue Authority, Ser C	5.000%	10/01/31	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Pennsylvania Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SEPAX

Annual Shareholder Report: August 31, 2026

SEPAX-AR-2026

Annual Shareholder Report: August 31, 2026

Pennsylvania Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SPAYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Pennsylvania Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pennsylvania Municipal Bond Fund, Class Y Shares	$49	0.48%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Pennsylvania Municipal Bond Fund, Class Y Shares - $116,016
Bloomberg US Municipal Bond Index (USD) - $120,849
Bloomberg Pennsylvania Intermediate Municipal Index (USD) - $123,715
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
$90,000
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25
Aug/26

Table Summary
	Pennsylvania Municipal Bond Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Aug/16	$100,000	$100,000	$100,000
Aug/17	$101,080	$100,883	$102,004
Aug/18	$99,707	$101,376	$101,578
Aug/19	$108,355	$110,215	$111,473
Aug/20	$111,970	$113,781	$115,768
Aug/21	$113,842	$117,645	$119,313
Aug/22	$105,279	$107,490	$110,819
Aug/23	$106,045	$109,322	$112,231
Aug/24	$110,922	$115,978	$117,276
Aug/25	$113,559	$116,067	$120,848
Aug/26	$116,016	$120,849	$123,715

How did the Fund perform in the last year?

Class Y of the Fund modestly underperformed its benchmark, the Bloomberg Pennsylvania Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2026.

The target range on the federal funds rate began the reporting period at 4.25%-4.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 25 basis points (0.25%) at its September 2025 meeting. The Fed subsequently reduced the rate by 25 basis points at both its October and December 2025 meetings, bringing the target range to 3.50%-3.75%. The Fed maintained the range for the first eight months of 2026. The ongoing conflict between the U.S. and Iran, which began on February 28, 2026, has contributed to renewed inflationary pressure, while the labor market has remained on solid ground. Municipal market performance has remained resilient thus far in 2026, supported by strong fund inflows and solid issuer fundamentals despite record issuance and a higher interest-rate environment. Additionally, lower-rated and high-yield municipal sectors have led performance this year, while investment-grade municipals have generated modest positive returns amid upward pressure on long-term interest rates.

Insight North America LLC is the sub-adviser for the Fund. Security selection in the utility and tobacco sectors detracted from performance for the reporting period. Fund performance benefited from security selection in revenue sectors such as education and healthcare, as well as overweight allocations to the utility and healthcare sectors.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Pennsylvania Municipal Bond Fund, Class Y Shares	2.16%	0.38%	1.50%
Bloomberg US Municipal Bond Index (USD)	4.12%	0.54%	1.91%
Bloomberg Pennsylvania Intermediate Municipal Index (USD)	2.37%	0.73%	2.15%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on August 26, 1998. For periods prior to August 26, 1998, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$137,022	115	$367	22%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Utilities	0.8%
Public Facilities	1.6%
Cash Equivalent	1.6%
Housing	2.3%
Tobacco	2.3%
Airports	3.1%
Nursing Homes	4.5%
General Revenue	9.7%
Water	9.8%
Transportation	10.4%
General Obligations	11.5%
Health Care	18.5%
Education	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project	4.000%	07/01/35	3.9%
Pennsylvania State, Higher Education Assistance Agency, AMT	5.000%	06/01/35	3.6%
Pennsylvania State, BAM	4.000%	03/01/35	2.6%
Pennsylvania State	5.000%	09/01/32	2.1%
Philadelphia, Water & Wastewater Revenue Authority, Ser C, AGC	5.000%	09/01/35	2.1%
Philadelphia, Housing Authority, PHADC Acquisition Program	5.250%	03/01/38	2.0%
Adams County, General Authority, The Brethren Home Community	5.000%	06/01/34	1.9%
Commonwealth Financing Authority, Tobacco Master Settlement	5.000%	06/01/28	1.9%
Allegheny County, Hospital Development Authority, Allegheny Health Network	5.000%	04/01/28	1.9%
Philadelphia, Water & Wastewater Revenue Authority, Ser C	5.000%	10/01/31	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Pennsylvania Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SPAYX

Annual Shareholder Report: August 31, 2026

SPAYX-AR-2026

Annual Shareholder Report: August 31, 2026

Tax-Advantaged Income Fund

SEI Tax Exempt Trust/Class F Shares - SEATX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Tax-Advantaged Income Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Advantaged Income Fund, Class F Shares	$88	0.86%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Advantaged Income Fund, Class F Shares - $131,017
Bloomberg US Municipal Bond Index (USD) - $120,849
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US - $134,560
$140,000
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25
Aug/26

Table Summary
	Tax-Advantaged Income Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Aug/16	$100,000	$100,000	$100,000
Aug/17	$102,374	$100,883	$101,713
Aug/18	$105,237	$101,376	$105,668
Aug/19	$113,556	$110,215	$115,573
Aug/20	$116,957	$113,781	$117,844
Aug/21	$127,401	$117,645	$127,963
Aug/22	$114,649	$107,490	$115,821
Aug/23	$114,573	$109,322	$116,991
Aug/24	$126,908	$115,978	$128,489
Aug/25	$125,167	$116,067	$127,377
Aug/26	$131,017	$120,849	$134,560

How did the Fund perform in the last year?

Class F Shares of the Fund underperformed its benchmark, a 60%/40% blend of the Bloomberg High Yield Municipal Bond Index and the Bloomberg U.S. Municipal Bond Index, for the 12-month period ending August 31, 2026.

The target range on the federal funds rate began the reporting period at 4.25%-4.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 25 basis points (0.25%) at its September 2025 meeting. The Fed subsequently reduced the rate by 25 basis points at both its October and December 2025 meetings, bringing the target range to 3.50%-3.75%. The Fed maintained the range for the first eight months of 2026. The ongoing conflict between the U.S. and Iran, which began on February 28, 2026, has contributed to renewed inflationary pressure, while the labor market has remained on solid ground. Municipal market performance has remained resilient thus far in 2026, supported by strong fund inflows and solid issuer fundamentals despite record issuance and a higher interest-rate environment. Additionally, lower-rated and high-yield municipal sectors have led performance this year, while investment-grade municipals have generated modest positive returns amid upward pressure on long-term interest rates.

An allocation to preferred securities, which are not represented in the benchmark, hampered Fund performance for the reporting period. Fund performance was bolstered by security selection within the transportation, tobacco, and housing sectors. Additionally, an allocation to BBB rated bonds contributed to performance as lower-quality bonds outperformed higher-quality bonds during the period. The largest detractor from performance among sub-advisers for the period was Spectrum Asset Management Inc, the Fund’s preferred securities sub-adviser. Allspring Global Investments LLC benefited from security selection in revenue sectors, while Pacific Investment Management Company LLC’s performance was enhanced by security selection within the project finance sector.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Tax-Advantaged Income Fund, Class F Shares	4.67%	0.56%	2.74%
Bloomberg US Municipal Bond Index (USD)	4.12%	0.54%	1.91%
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US	5.64%	1.01%	3.01%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$826,087	479	$3,026	39%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.1%
Board Bank Revenue	0.4%
Pollution Control	0.7%
Loan Participation	1.0%
Mortgage-Backed Securities	1.2%
Airports	1.5%
Power	1.6%
Transportation	2.1%
General Obligations	3.1%
Water	3.7%
Preferred Stock	3.9%
Health Care	4.4%
U.S. Treasury Obligations	4.7%
Nursing Homes	6.0%
Education	6.1%
Tobacco	6.6%
Industrial Development	7.4%
Housing	9.9%
General Revenue	17.2%
Corporate Obligations	18.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.250%	07/31/28	1.3%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1	0.000%	07/01/51	1.3%
Texas State, Water Development Board, Ser A	4.875%	10/15/48	1.3%
Puerto Rico, Sub-Ser Senior	0.000%	11/01/51	1.0%
North Fort Bend Water Authority, Ser A	4.000%	12/15/44	0.9%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B	0.000%	06/01/47	0.9%
M-S-R, Energy Authority, Ser C	6.500%	11/01/39	0.8%
Rhode Island State, Tobacco Settlement Financing Authority, Ser B	5.000%	06/01/50	0.8%
Puerto Rico, GDB Debt Recovery Authority	7.500%	08/20/40	0.8%
Freddie Mac, Multifamily ML Certificates, Ser ML-29	4.870%	01/25/43	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Advantaged Income Fund

SEI Tax Exempt Trust/Class F Shares - SEATX

Annual Shareholder Report: August 31, 2026

SEATX-AR-2026

Annual Shareholder Report: August 31, 2026

Tax-Advantaged Income Fund

SEI Tax Exempt Trust/Class Y Shares - STAYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Tax-Advantaged Income Fund (the "Fund") for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Advantaged Income Fund, Class Y Shares	$63	0.61%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Advantaged Income Fund, Class Y Shares - $134,274
Bloomberg US Municipal Bond Index (USD) - $120,849
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US - $134,560
$140,000
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25
Aug/26

Table Summary
	Tax-Advantaged Income Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Aug/16	$100,000	$100,000	$100,000
Aug/17	$102,626	$100,883	$101,713
Aug/18	$105,757	$101,376	$105,668
Aug/19	$114,401	$110,215	$115,573
Aug/20	$118,119	$113,781	$117,844
Aug/21	$128,989	$117,645	$127,963
Aug/22	$116,350	$107,490	$115,821
Aug/23	$116,555	$109,322	$116,991
Aug/24	$129,431	$115,978	$128,489
Aug/25	$127,962	$116,067	$127,377
Aug/26	$134,274	$120,849	$134,560

How did the Fund perform in the last year?

Class Y Shares of the Fund underperformed its benchmark, a 60%/40% blend of the Bloomberg High Yield Municipal Bond Index and the Bloomberg U.S. Municipal Bond Index, for the 12-month period ending August 31, 2026.

The target range on the federal funds rate began the reporting period at 4.25%-4.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 25 basis points (0.25%) at its September 2025 meeting. The Fed subsequently reduced the rate by 25 basis points at both its October and December 2025 meetings, bringing the target range to 3.50%-3.75%. The Fed maintained the range for the first eight months of 2026. The ongoing conflict between the U.S. and Iran, which began on February 28, 2026, has contributed to renewed inflationary pressure, while the labor market has remained on solid ground. Municipal market performance has remained resilient thus far in 2026, supported by strong fund inflows and solid issuer fundamentals despite record issuance and a higher interest-rate environment. Additionally, lower-rated and high-yield municipal sectors have led performance this year, while investment-grade municipals have generated modest positive returns amid upward pressure on long-term interest rates.

An allocation to preferred securities, which are not represented in the benchmark, hampered Fund performance for the reporting period. Fund performance was bolstered by security selection within the transportation, tobacco, and housing sectors. Additionally, an allocation to BBB rated bonds contributed to performance as lower-quality bonds outperformed higher-quality bonds during the period. The largest detractor from performance among sub-advisers for the period was Spectrum Asset Management Inc, the Fund’s preferred securities sub-adviser. Allspring Global Investments LLC benefited from security selection in revenue sectors, while Pacific Investment Management Company LLC’s performance was enhanced by security selection within the project finance sector.

Average Annual Total Returns as of August 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Tax-Advantaged Income Fund, Class Y Shares	4.93%	0.81%	2.99%
Bloomberg US Municipal Bond Index (USD)	4.12%	0.54%	1.91%
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US	5.64%	1.01%	3.01%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$826,087	479	$3,026	39%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.1%
Board Bank Revenue	0.4%
Pollution Control	0.7%
Loan Participation	1.0%
Mortgage-Backed Securities	1.2%
Airports	1.5%
Power	1.6%
Transportation	2.1%
General Obligations	3.1%
Water	3.7%
Preferred Stock	3.9%
Health Care	4.4%
U.S. Treasury Obligations	4.7%
Nursing Homes	6.0%
Education	6.1%
Tobacco	6.6%
Industrial Development	7.4%
Housing	9.9%
General Revenue	17.2%
Corporate Obligations	18.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.250%	07/31/28	1.3%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1	0.000%	07/01/51	1.3%
Texas State, Water Development Board, Ser A	4.875%	10/15/48	1.3%
Puerto Rico, Sub-Ser Senior	0.000%	11/01/51	1.0%
North Fort Bend Water Authority, Ser A	4.000%	12/15/44	0.9%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B	0.000%	06/01/47	0.9%
M-S-R, Energy Authority, Ser C	6.500%	11/01/39	0.8%
Rhode Island State, Tobacco Settlement Financing Authority, Ser B	5.000%	06/01/50	0.8%
Puerto Rico, GDB Debt Recovery Authority	7.500%	08/20/40	0.8%
Freddie Mac, Multifamily ML Certificates, Ser ML-29	4.870%	01/25/43	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Advantaged Income Fund

SEI Tax Exempt Trust/Class Y Shares - STAYX

Annual Shareholder Report: August 31, 2026

STAYX-AR-2026

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a)(2) The audit committee financial experts are Susan C. Cote and Christine Reynolds. Mses. Cote and Reynolds are independent as defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year 2026			Fiscal Year 2025
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$189,834	$0	$0	$184,305	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$263,866	$0	$0	$339,683	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	See Item 4(g) for a description of the services comprising the fees disclosed in thiscategory.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Service Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal Year 2026	Fiscal Year 2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not applicable.

(g)

The aggregate non-audit fees and services billed by KPMG for the fiscal years 2026 and 2025 were $263,866 and $339,683, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17 Ad-13.

(h)

During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) No applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights filed herein.

August 31, 2026

ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Tax Exempt Trust

Intermediate-Term Municipal Fund
Short Duration Municipal Fund
California Municipal Bond Fund
Massachusetts Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
Pennsylvania Municipal Bond Fund
Tax-Advantaged Income Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Glossary	72
Statements of Assets and Liabilities	73
Statements of Operations	75
Statements of Changes in Net Assets	77
Financial Highlights	80
Notes to Financial Statements	84
Report of Independent Registered Public Accounting Firm	96
Notice to Shareholders (Unaudited)	97
Other Information (Form N-CSR Items 8-11) (Unaudited)	98

SCHEDULE OF INVESTMENTS

August 31, 2026

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.7%
Alabama — 6.2%
Alabama State, Highway Authority, RB, AG
5.000%, 09/01/2045	$1,210	$1,268
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	1,000	1,002
Black Belt, Energy Gas District, RB
4.000%, 06/01/2051 (A)	5,570	5,616
Black Belt, Energy Gas District, Ser A, RB
5.250%, 05/01/2055 (A)	2,500	2,571
5.000%, 12/01/2034	1,420	1,473
Black Belt, Energy Gas District, Ser B, RB
5.250%, 12/01/2053 (A)	290	307
5.000%, 12/01/2034	530	560
5.000%, 10/01/2035	1,500	1,508
5.000%, 10/01/2055 (A)	2,600	2,705
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	1,000	1,042
Black Belt, Energy Gas District, Ser D, RB
5.000%, 11/01/2034	2,000	2,075
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,500	2,609
Black Belt, Energy Gas District, Ser E, RB
5.000%, 07/01/2033	855	889
Black Belt, Energy Gas District, Ser F, RB
5.000%, 12/01/2035	1,385	1,442
Black Belt, Energy Gas District, Ser G, RB
5.000%, 10/01/2035	1,825	1,889
Black Belt, Energy Gas District, Ser I, RB
5.000%, 10/01/2033	775	813
Black Belt, Energy Gas District, Ser K, RB
5.000%, 10/01/2033	6,000	6,219
Jefferson County, Sewer Revenue Refunding Warrants, RB
5.250%, 10/01/2040	2,000	2,114
5.250%, 10/01/2041	1,000	1,053
5.250%, 10/01/2043	1,500	1,570
5.000%, 10/01/2032	2,500	2,718
5.000%, 10/01/2038	5,345	5,618
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	4,300	4,413
5.000%, 09/01/2031	640	665
5.000%, 09/01/2046	235	236
Southeast Alabama, Energy Authority, Cooperative District, RB
5.000%, 11/01/2033	3,000	3,135
5.000%, 04/01/2034	1,000	1,039
Southeast Alabama, Energy Authority, Cooperative District, Ser A-1, RB
5.500%, 11/01/2053 (A)	500	530
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southeast Alabama, Energy Authority, Cooperative District, Ser B, RB
5.250%, 03/01/2055 (A)	$1,550	$1,591
5.000%, 09/01/2033	7,500	7,613
5.000%, 11/01/2033	1,535	1,609
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	2,500	2,696
Southeast Alabama, Energy Authority, Cooperative District, Ser C, RB
5.000%, 05/01/2055 (A)	1,500	1,577
Southeast Alabama, Energy Authority, Project No. 3, Ser A-1, RB
5.500%, 01/01/2053 (A)	4,920	5,194
Southeast Alabama, Energy Authority, RB
5.000%, 09/01/2035	3,640	3,855
Southeast Alabama, Energy Authority, Ser E, RB
5.000%, 10/01/2030	12,250	12,969
Southeast Alabama, Energy Authority, Ser H, RB
5.000%, 11/01/2035	500	516
Southeast Alabama, Gas Supply District, Ser A, RB
5.000%, 08/01/2054 (A)	2,000	2,081
		96,780
Alaska — 0.2%
CIVICVentures, RB
5.000%, 09/01/2036	1,550	1,653
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2036	615	621
		2,274
Arizona — 2.4%
Arizona State, Board of Regents, Ser S, RB
5.000%, 07/01/2038	5,500	5,946
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
6.000%, 07/01/2037 (B)	1,460	1,477
Arizona State, Industrial Development Authority, Equitable School Project, RB
4.000%, 11/01/2036	4,570	4,522
Arizona State, Industrial Development Authority, Equitable School Revolving Fund, RB
5.000%, 11/01/2031	2,750	2,949
5.000%, 11/01/2040	350	365
5.000%, 11/01/2041	925	957
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (B)(C)	3,560	4

SEI Tax Exempt Trust	1

SCHEDULE OF INVESTMENTS

August 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, Macombs Facility Project, Ser A-SUSTAIN, RB
4.000%, 07/01/2051	$750	$598
Arizona State, Industrial Development Authority, Municipal Certificates, Ser 2019-2, RB
3.625%, 05/20/2033	2,695	2,674
Arizona State, Industrial Development Authority, RB, BAM
5.000%, 07/01/2039	1,050	1,115
Arizona State, Transportation Board, State Highway Revenue, RB
5.000%, 07/01/2046	1,500	1,565
Chandler, Industrial Development Authority, AMT, RB
4.000%, 06/01/2049 (A)	6,800	6,833
Maricopa County, Industrial Development Authority, Banner Health, RB
5.000%, 01/01/2038	400	436
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (B)	305	258
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
5.000%, 07/01/2029	350	357
5.000%, 07/01/2032	115	117
5.000%, 07/01/2033	355	360
Phoenix, Industrial Development Authority, RB
5.250%, 12/01/2045	1,000	1,001
Salt Verde, Financial Corp, Gas Revenue, RB
5.000%, 12/01/2032	2,500	2,611
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	357
4.000%, 12/01/2028	365	369
4.000%, 12/01/2029	385	390
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
6.000%, 10/01/2037 (B)	1,200	1,013
5.500%, 10/01/2027 (B)	475	464
Tempe, Industrial Development Authority, RB
3.500%, 12/01/2030	590	588
		37,326
Arkansas — 0.2%
Fayetteville, Sales & Use Tax Revenue, RB
4.000%, 11/01/2035	2,445	2,486
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California — 6.6%
Bay Area, Toll Authority, RB
2.580%, 04/01/2056 (A)	$1,115	$1,112
Bay Area, Toll Authority, RB, TD BANK N.A.
2.550%, 04/01/2059 (A)(D)	3,500	3,500
Burbank-Glendale-Pasadena, Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2035	2,000	2,179
Burbank-Glendale-Pasadena, Airport Authority Brick Campaign, Ser B, AMT, RB, AG
5.250%, 07/01/2041	3,500	3,752
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 11/01/2033	1,470	1,559
5.000%, 12/01/2035	545	583
5.000%, 02/01/2055 (A)	2,390	2,554
5.000%, 10/01/2055 (A)	5,000	5,051
5.000%, 12/01/2055 (A)	2,850	2,953
5.000%, 01/01/2056 (A)	1,000	1,068
5.000%, 10/01/2056 (A)	2,000	2,105
California State, Community Choice Financing Authority, Clean Energy Project, Ser A, RB
5.000%, 01/01/2056 (A)	535	545
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	7,520	7,546
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	3,500	3,638
California State, Community Choice Financing Authority, Clean Energy Project, Ser E, RB
5.000%, 02/01/2055 (A)	5,000	5,237
California State, Community Choice Financing Authority, RB
5.000%, 07/01/2035	2,495	2,674
5.000%, 06/01/2036	2,410	2,575
California State, Enterprise Development Authority, M@College Project, Ser A, RB
5.000%, 08/01/2045	370	371
California State, GO
5.000%, 09/01/2028	3,000	3,005
5.000%, 09/01/2029	1,500	1,502
5.000%, 09/01/2030	3,395	3,400
5.000%, 11/01/2042	1,500	1,589
3.000%, 12/01/2046	1,000	771

2	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Adventist Health System/West, Ser S, RB
5.000%, 12/01/2032	$665	$716
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,742	2,610
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail, Ser B, AMT, RB
12.000%, 01/01/2065 (A)(B)	1,905	1,210
California State, Infrastructure & Economic Development Bank, Equitable School Revolving Fund, RB
5.000%, 11/01/2039	410	433
5.000%, 11/01/2042	760	791
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
4.000%, 08/15/2037	1,055	1,011
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
4.000%, 05/15/2034	1,170	1,197
California State, Municipal Finance Authority, Ser 1, RB
4.050%, 07/20/2041	2,460	2,328
California State, Municipal Finance Authority, Ser 2, RB
4.500%, 03/20/2048 (A)	390	391
California State, RB
5.000%, 08/01/2037	400	453
California State, Ser C, GO
5.000%, 09/01/2030	125	125
FHLMC Multifamily VRD Certificates, Ser ML-3, RB
4.416%, 07/25/2042 (A)	2,000	2,000
Golden State, Tobacco Securitization Project, Ser A1, RB
Pre-Refunded @ 100
5.000%, 06/01/2028 (E)	4,960	5,172
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (F)	6,375	594
Inland Empire, Tobacco Securitization, Ser E, RB
0.000%, 06/01/2057 (B)(F)	68,900	4,391
Los Angeles, Department of Airports, AMT, RB
5.250%, 05/15/2046	2,020	2,106
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser S, AMT, RB
5.000%, 05/15/2033	535	569
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Water & Power, Ser A, RB, BAM
5.250%, 07/01/2044	$1,300	$1,372
5.250%, 07/01/2046	500	524
5.000%, 07/01/2039	750	793
Los Angeles, Department of Water & Power, Ser C, RB
5.000%, 07/01/2036	3,250	3,554
Los Angeles, Department of Water & Power, Ser E, RB
5.000%, 07/01/2034	4,100	4,514
Riverside County, Transportation Commission, RB
4.000%, 06/01/2038	1,000	1,005
San Bernardino, Community College District, Ser F, GO
0.000%, 08/01/2046 (F)	430	158
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser A, AMT, RB
5.250%, 05/01/2045	1,085	1,148
San Jose-Evergreen, Community College District, Ser C-ELECTION, GO
4.000%, 09/01/2041	2,600	2,552
University of California, Ser CD, RB 5.000%, 05/15/2040	2,000	2,166
		103,152
Colorado — 2.3%
Broomfield, Special Revenue Refunding and Improvements, Ser A, GO, AGC
5.000%, 12/01/2030	15	16
5.000%, 12/01/2031	420	453
Colorado State, Educational & Cultural Facilities Authority, Ascent Classical Academy Project, RB
5.250%, 04/01/2039 (B)	1,000	985
Colorado State, Educational & Cultural Facilities Authority, Loveland Classical Schools Project, RB
5.000%, 07/01/2046 (B)	500	472
Colorado State, Health Facilities Authority, AdventHealth, RB
Pre-Refunded @ 100
5.000%, 11/19/2026 (A)(E)	235	236
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
5.000%, 08/01/2037	1,000	1,024
4.000%, 08/01/2044	2,550	2,301
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
4.000%, 12/01/2040	205	192

SEI Tax Exempt Trust	3

SCHEDULE OF INVESTMENTS

August 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Ser A, RB
5.000%, 11/15/2034	$400	$440
Colorado State, Health Facilities Authority, Ser A-, RB
5.000%, 08/01/2044	3,500	3,533
Colorado State, Housing & Finance Authority, RB, GNMA/FNMA/FHLMC
6.500%, 11/01/2055	455	508
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2030	1,250	1,275
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,004
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.500%, 11/15/2032	280	312
5.500%, 11/15/2033	1,030	1,141
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	2,000	2,070
Denver City & County, Housing Authority, RB
5.000%, 06/01/2029	210	217
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2029	400	402
5.000%, 12/01/2031	855	858
5.000%, 12/01/2032	1,200	1,203
5.000%, 12/01/2034	1,000	1,002
5.000%, 12/01/2035	800	802
5.000%, 12/01/2036	600	601
E-470 Public Highway Authority, Ser A-2, RB
0.000%, 09/01/2037 (F)	295	185
0.000%, 09/01/2039 (F)	220	120
Park Creek, Metropolitan District, Ser A, RB, AGM
4.000%, 12/01/2032	1,000	1,013
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	622
5.000%, 07/15/2031	1,200	1,265
5.000%, 07/15/2032	1,020	1,073
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Ser A, RB
5.000%, 11/01/2046	3,000	3,012
Southern Ute Indian Tribe of the Southern Ute Reservation, Ser A, GO
5.000%, 04/01/2035 (B)	5,405	5,722
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2026	20	20
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Weld County, School District No. RE-4, GO, ST AID WITHHLDG
5.000%, 12/01/2042	$2,000	$2,089
		36,168
Connecticut — 2.1%
Aquarion Water Authority, Ser A, RB
5.250%, 08/01/2044	2,000	2,146
5.250%, 08/01/2045	1,095	1,170
Aquarion Water Authority, Sub-Ser D, RB, BAM
5.250%, 08/01/2041	1,000	1,082
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
5.000%, 12/01/2036	1,230	1,245
Connecticut State, Health & Educational Facilities Authority, Quinnipiac University, RB
5.000%, 07/01/2042	2,500	2,629
Connecticut State, Health & Educational Facilities Authority, RB
5.000%, 08/01/2041	1,250	1,321
Connecticut State, Health & Educational Facilities Authority, Ser A-4-REMK, RB
2.950%, 07/01/2042 (A)	4,000	4,000
Connecticut State, Health & Educational Facilities Authority, Yale University, Ser A-3-YALE, RB
2.950%, 07/01/2049 (A)	1,335	1,337
Connecticut State, Housing Finance Authority, RB, GNMA/FNMA/FHLMC
4.000%, 05/15/2047	70	70
Connecticut State, Ser E, GO
5.000%, 09/15/2029	4,000	4,182
Connecticut State, Ser F, GO
5.000%, 11/15/2038	4,460	4,835
Connecticut State, Ser G, GO
5.000%, 11/15/2041	1,500	1,597
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
4.000%, 05/01/2036	1,300	1,313
University of Connecticut, Ser A, RB, ST APPROP
5.000%, 05/01/2038	4,740	5,045
		31,972
District of Columbia — 1.0%
District of Columbia, Georgetown University, RB
5.000%, 04/01/2060 (A)	3,000	3,224
District of Columbia, Ser A, RB
5.000%, 07/01/2041	4,000	4,192

4	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
District of Columbia, Tobacco Settlement Financing, Ser A, RB
0.000%, 06/15/2046 (F)	$3,125	$684
Metropolitan Washington, Airports Authority, Sub-Ser, RB
4.000%, 10/01/2035	1,000	999
Metropolitan Washington, Transit Authority, Ser A, RB
4.000%, 07/15/2039	3,000	2,941
Metropolitan Washington, Transit Authority, Ser S, RB
5.000%, 07/15/2040	3,250	3,388
		15,428
Florida — 5.5%
Alachua County, Health Facilities Authority, RB
5.000%, 12/01/2037 (A)	4,000	4,004
3.750%, 10/01/2030	245	245
Broward County, Airport System Revenue, AMT, RB
5.000%, 10/01/2034	1,300	1,317
5.000%, 10/01/2035	2,000	2,022
Central Florida, Expressway Authority, Ser D, RB, AGM
5.000%, 07/01/2035	1,500	1,606
Florida State, Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	371
Florida State, Capital Trust Agency, RB
4.750%, 12/01/2042	1,325	1,329
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
5.250%, 12/01/2043 (B)	3,000	2,946
Florida State, Development Finance, Brightline Florida Passenger Rail Project, AMT, RB
12.000%, 07/15/2032 (A)(B)(C)	3,465	970
12.000%, 07/01/2057 (A)(B)	1,695	1,102
Florida State, Development Finance, Brightline Project, AMT, RB
5.500%, 07/01/2053	2,075	1,525
Florida State, Development Finance, Brightline Project, AMT, RB, AGM
5.250%, 07/01/2053	3,625	3,536
Florida State, Development Finance, Ser A, RB
5.000%, 08/01/2045	1,520	1,561
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
5.000%, 03/01/2037	1,295	1,285
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Sunshine Skyway Bridge, Ser A, RB
4.000%, 07/01/2033	$2,930	$2,953
Greater Orlando, Aviation Authority, AMT, RB
5.000%, 10/01/2035	1,000	1,081
Hillsborough County, Industrial Development Authority, RB
5.000%, 11/15/2029	3,525	3,750
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
5.000%, 09/01/2031	3,695	3,700
JEA Electric System Revenue, Ser Three, RB
5.000%, 10/01/2034	4,870	5,123
5.000%, 10/01/2035	3,000	3,143
JEA Water & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2035	1,000	1,054
5.000%, 10/01/2045	1,000	1,044
Lee County, Industrial Development Authority, Shell Point, RB
4.125%, 11/15/2029	120	120
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2034	5,000	5,389
5.000%, 10/01/2036	920	978
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
5.250%, 04/01/2047	3,500	3,616
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.500%, 10/01/2056	2,000	2,071
5.000%, 10/01/2038	440	457
Miami-Dade County, Water & Sewer System Revenue, RB
4.000%, 10/01/2034	1,750	1,761
Miami-Dade County, Water & Sewer System Revenue, Ser B, RB
5.000%, 10/01/2041	2,500	2,621
Orange County, Tourist Development Tax Revenue, Ser B, RB
5.000%, 10/01/2032	3,270	3,276
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2026 (F)	275	274
0.000%, 10/01/2027 (F)	360	346
Palm Beach County, Health Facilities Authority, Acts Retirement Life Community Project, RB
5.000%, 11/15/2032	5,850	5,865

SEI Tax Exempt Trust	5

SCHEDULE OF INVESTMENTS

August 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Palm Beach County, Health Facilities Authority, Lifespace Communities Project, RB
5.125%, 05/15/2046	$395	$391
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
5.250%, 11/15/2039	3,660	3,568
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2031	3,000	3,052
St. Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	305	247
St. Johns County, School Board, Ser A, COP, AGM
5.000%, 07/01/2041	1,600	1,672
Tampa, Cigarette Tax Allocation, Ser A, RB
0.000%, 09/01/2036 (F)	305	199
The Villages, Community Development District No. 13, Wildwood, SAB
3.000%, 05/01/2029	570	562
The Villages, Community Development District No. 14, Leesburg, SAB
5.125%, 05/01/2037	1,135	1,160
4.750%, 05/01/2032	185	190
The Villages, Community Development District No. 15, Wildwood, SAB
4.200%, 05/01/2039 (B)	990	947
The Villages, Community Development District No. 16, Wildwood, SAB
4.000%, 05/01/2035	890	873
		85,302
Georgia — 2.1%
Atlanta, Department of Aviation, Ser B, AMT, RB
5.000%, 07/01/2035	1,500	1,599
5.000%, 07/01/2036	1,000	1,060
Atlanta, Department of Aviation, Ser B-1, AMT, RB
5.000%, 07/01/2038	1,500	1,589
Bartow County, Development Authority, RB
3.950%, 12/01/2032 (A)	930	942
Cobb County, Development Authority, Junior Subordinate-KSU Housing, Sub-Ser, RB
5.000%, 06/15/2027	130	132
5.000%, 06/15/2028	200	205
Fulton County, Development Authority, RB
5.250%, 07/01/2046 (B)	1,750	1,717
5.000%, 04/01/2033	1,000	1,010
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2036 (B)	$710	$731
Georgia State, Housing & Finance Authority, Single Family Mortgage, Ser A, RB
5.000%, 12/01/2042	210	218
Georgia State, Main Street Energy, Ser A, RB
5.000%, 10/01/2033	970	1,018
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/01/2054 (A)	880	929
5.000%, 06/01/2055 (A)	665	704
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	1,998
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 07/01/2053 (A)	1,705	1,778
5.000%, 12/01/2054 (A)	675	716
Georgia State, Main Street Natural Gas, Ser C, RB
5.000%, 09/01/2053 (A)	1,665	1,742
5.000%, 12/01/2054 (A)	1,000	1,043
4.000%, 03/01/2050 (A)	5,000	5,000
Georgia State, Main Street Natural Gas, Ser D, RB
5.000%, 04/01/2054 (A)	90	95
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	1,225	1,291
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.000%, 01/01/2035	1,500	1,542
Georgia State, Municipal Electric Authority, Project One Subordinated, Sub-Ser, RB
5.000%, 01/01/2036	2,955	3,202
Georgia State, Private Colleges & Universities Authority, Mercer University Project, RB
5.250%, 10/01/2038	1,700	1,852
Savannah, Convention Center Authority, RB, AG
5.000%, 06/01/2034	300	329
5.000%, 06/01/2035	300	329
5.000%, 06/01/2037	200	216
		32,987
Guam — 0.3%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2032	2,000	2,124
5.000%, 10/01/2033	2,205	2,330

6	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Guam, Ser G, RB
5.000%, 01/01/2029	$200	$208
		4,662
Hawaii — 0.2%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
5.000%, 07/01/2032	3,000	3,085
Honolulu, City & County, Ser A, GO
5.000%, 07/01/2041	250	264
		3,349
Idaho — 0.1%
Idaho State, Housing & Finance Association, Single Family Mortgage, Ser C, RB, GNMA/FNMA/FHLMC
5.750%, 01/01/2053	2,005	2,152

Illinois — 7.6%
Chicago, Board of Education, Dedicated
Capital Improvement, RB
5.250%, 04/01/2035	380	410
5.250%, 04/01/2036	645	693
5.000%, 04/01/2033	500	503
5.000%, 04/01/2034	620	624
5.000%, 04/01/2036	445	447
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2032	1,435	1,452
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	656
5.000%, 12/01/2028	100	102
Chicago, Board of Education, Ser C, GO
6.000%, 12/01/2037	1,000	1,067
Chicago, Midway International Airport, Senior Lien Airport Revenue Refunding Bonds, Ser C, AMT, RB
5.000%, 01/01/2040	2,000	2,056
Chicago, O'Hare International Airport, AMT, RB
5.000%, 01/01/2036	1,040	1,090
Chicago, O'Hare International Airport, RB, AGM
5.000%, 01/01/2038	1,890	1,992
Chicago, O'Hare International Airport, RB, BAM
5.000%, 01/01/2035	1,515	1,641
5.000%, 01/01/2037	1,130	1,205
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2036	1,290	1,320
5.000%, 07/01/2038	1,500	1,516
Chicago, O'Hare International Airport, Ser A, RB
5.000%, 01/01/2046	2,000	2,055
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, O'Hare International Airport, Ser B, RB
5.000%, 01/01/2033	$1,665	$1,676
Chicago, Ser A, GO
5.500%, 01/01/2035	3,020	3,081
5.250%, 01/01/2045	2,750	2,667
5.000%, 01/01/2044	2,000	1,900
4.000%, 01/01/2036	5,550	5,189
Chicago, Transit Authority Sales Tax Receipts Fund, Ser A, RB
5.000%, 12/01/2043	1,600	1,664
Chicago, Wastewater Transmission Revenue, RB, BAM
5.000%, 01/01/2041	305	319
5.000%, 01/01/2042	1,750	1,823
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	1,826
5.000%, 11/01/2046	1,500	1,538
Chicago, Waterworks Revenue, Ser A, RB
5.000%, 11/01/2039	2,750	2,892
Chicago, Waterworks Revenue, Ser B, RB, AGM
5.000%, 11/01/2037	470	494
5.000%, 11/01/2038	1,150	1,204
Cook County, Community College District No. 508, GO, BAM
5.000%, 12/01/2038	100	105
5.000%, 12/01/2039	800	833
Cook County, Tax Revenue Authority, RB
5.000%, 11/15/2035	4,000	4,057
Illinois State, Finance Authority, Chicago International Charter School Project, RB
5.000%, 12/01/2037	1,500	1,502
Illinois State, Finance Authority, Northshore - Edward-Elmhurst Health Credit Group, Ser A, RB
5.000%, 08/15/2047	2,000	2,017
Illinois State, Finance Authority, RB
4.000%, 02/15/2041	5	5
Illinois State, Finance Authority, RB
Pre-Refunded @ 100
4.000%, 02/15/2027 (E)	2,140	2,152
Illinois State, Finance Authority, Ser A, RB
5.000%, 11/15/2035	1,480	1,611
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
5.250%, 04/01/2045	1,550	1,619
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2027	200	201
5.000%, 02/15/2029	400	403
5.000%, 02/15/2031	365	367

SEI Tax Exempt Trust	7

SCHEDULE OF INVESTMENTS

August 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, GO
5.500%, 05/01/2030	$3,750	$3,925
5.000%, 11/01/2036	2,970	2,974
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
3.500%, 08/01/2046	65	65
Illinois State, Housing Development Authority, Ser D, RB, GNMA/FNMA/FHLMC
5.500%, 10/01/2053	1,070	1,140
Illinois State, Housing Development Authority, Ser E, RB, GNMA/FNMA/FHLMC
5.250%, 10/01/2052	2,160	2,245
Illinois State, Housing Development Authority, Ser H, RB, FNMA/GNMA/FHLMC
5.750%, 10/01/2053	295	312
Illinois State, Housing Development Authority, Ser I, RB, GNMA/FNMA/FHLMC
6.000%, 10/01/2055	765	835
Illinois State, Housing Development Authority, Ser K, RB, FNMA/GNMA/FHLMC
5.250%, 10/01/2043	1,200	1,237
4.950%, 10/01/2038	1,100	1,124
Illinois State, Rebuild Illinois Program, Ser B, GO
4.000%, 11/01/2035	2,800	2,778
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,616
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,085
Illinois State, Ser A, GO
5.500%, 03/01/2042	670	702
Illinois State, Ser B, GO
5.000%, 10/01/2030	2,500	2,590
5.000%, 03/01/2031	2,000	2,141
4.000%, 10/01/2035	4,020	3,992
Illinois State, Ser C, GO
5.250%, 04/01/2043	1,750	1,830
5.000%, 12/01/2042	2,850	2,911
Illinois State, Ser D, GO
5.000%, 09/01/2040	1,000	1,036
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,566
Illinois State, Toll Highway Authority, Ser A, RB
5.250%, 01/01/2045	3,660	3,838
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2027	1,055	1,064
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
5.000%, 12/15/2031	$250	$255
5.000%, 12/15/2032	255	259
5.000%, 12/15/2033	300	305
5.000%, 12/15/2034	400	406
4.000%, 12/15/2042	1,000	919
Rock Island County, School District No. 41, Ser A, GO, AGC
5.000%, 01/01/2032	500	540
5.000%, 01/01/2034	650	710
Sales Tax Securitization, RB
5.000%, 01/01/2034	2,500	2,699
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2033	4,465	4,851
5.000%, 01/01/2036	4,500	4,715
Sales Tax Securitization, Ser A, RB, BAM
5.000%, 01/01/2037	200	208
Sales Tax Securitization, Ser C, RB
5.000%, 01/01/2037	635	658
		117,505
Indiana — 1.6%
Danville, Multi-School Building, RB, ST INTERCEPT
5.000%, 01/15/2031	500	539
5.000%, 01/15/2032	800	870
5.000%, 07/15/2032	500	546
5.000%, 01/15/2033	500	547
5.000%, 07/15/2033	555	610
Indiana State, Finance Authority, CHF - Tippecanoe, LLC, Student Housing Project, RB
5.000%, 06/01/2038	200	203
Indiana State, Finance Authority, Health System Revenue, Francisan Alliance, RB
5.000%, 11/01/2041	5,000	5,237
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
4.000%, 10/01/2035	2,725	2,757
4.000%, 10/01/2036	1,485	1,496
Indiana State, Finance Authority, Water Utility Revenue, Citizens Energy Group Project, RB
5.000%, 10/01/2035	2,585	2,838
Indiana State, Housing & Community Development Authority, Tax-Exempt Student Loan Program, Ser B-1, RB, GNMA
3.250%, 07/01/2049	115	115
Indiana State, Secondary Market for Education Loans, Ser 1A, AMT, RB
5.000%, 06/01/2034	815	841

8	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.500%, 03/01/2038	$1,400	$1,469
Richmond, Hospital Authority, Reid Hospital Project, RB
5.000%, 01/01/2035	3,400	3,400
Westfield-Washington, Multi-School Building, Ser A, RB, BAM ST INTERCEPT
5.250%, 07/15/2037	2,520	2,760
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
4.400%, 11/01/2045 (A)	635	649
4.000%, 12/01/2044 (A)	365	364
		25,241
Iowa — 0.5%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Pre-Refunded @ 100
5.000%, 12/01/2032 (E)	2,515	2,789
Iowa State, Finance Authority, RB
5.000%, 05/15/2036	700	730
Iowa State, Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
5.250%, 07/01/2053	710	740
Iowa State, Student Loan Liquidity Corporation, Ser B, AMT, RB
5.000%, 12/01/2032	1,130	1,213
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
4.000%, 06/01/2035	500	501
PEFA, Gas Project Revenue, Ser A, RB
5.000%, 04/01/2035	1,975	2,065
		8,038
Kentucky — 1.2%
Kentucky State, Bond Development, RB
5.250%, 10/31/2046	1,000	1,046
5.000%, 10/31/2041	2,030	2,126
5.000%, 10/31/2043	2,250	2,336
Kentucky State, Municipal Power Agency, Ser B, RB, AG
5.000%, 09/01/2037	505	549
5.000%, 09/01/2038	1,500	1,613
Kentucky State, Public Energy Authority, Ser A-1, RB
5.250%, 04/01/2054 (A)	2,250	2,352
Kentucky State, Public Energy Authority, Ser B, RB
5.000%, 12/01/2033	3,000	3,049
5.000%, 01/01/2055 (A)	2,750	2,871
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisville and Jefferson County, RB
5.000%, 10/01/2036	$430	$466
5.000%, 10/01/2037	960	1,033
5.000%, 10/01/2039	1,500	1,582
		19,023
Louisiana — 0.6%
Louisiana State, Public Facilities Authority, Department of Public Safety Crime Lab Project, RB, AGC
5.000%, 08/01/2031	400	434
5.000%, 08/01/2032	15	16
Louisiana State, Public Facilities Authority, Lincoln Preparatory School Project, Ser A, RB
6.125%, 06/01/2037 (B)	400	378
New Orleans, Aviation Board, AMT, RB
5.000%, 01/01/2034	2,250	2,420
5.000%, 01/01/2036	1,695	1,800
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
5.000%, 01/01/2031	1,260	1,290
5.000%, 10/01/2036	1,550	1,578
Shreveport, Water & Sewer Revenue, RB, AG
5.000%, 12/01/2032	1,000	1,086
		9,002
Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
4.000%, 07/01/2035	20	20
4.000%, 07/01/2037	15	15
		35
Maryland — 1.7%
Maryland State, Community Development Administration, RB, FNMA
4.000%, 08/01/2039	1,935	1,829
Maryland State, Community Development Administration, Ser C, RB
3.500%, 03/01/2050	190	189
Maryland State, Department of Transportation, AMT, RB, AGC
5.000%, 08/01/2031	1,000	1,075
Maryland State, Department of Transportation, RB
4.000%, 10/01/2032	1,500	1,510
Maryland State, Economic Development, Core Natural Resources Project, RB
5.000%, 07/01/2048 (A)(B)	1,500	1,582

SEI Tax Exempt Trust	9

SCHEDULE OF INVESTMENTS

August 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
5.500%, 01/01/2036	$2,000	$2,008
Maryland State, Health & Higher Educational Facilities Authority, RB
5.000%, 07/01/2036	1,100	1,164
Maryland State, Health & Higher Educational Facilities Authority, Ser C, RB
5.000%, 08/15/2042	1,250	1,296
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
5.000%, 07/01/2032	5,000	5,069
Maryland State, Stadium Authority, RB
5.000%, 06/01/2036	2,670	2,932
Maryland State, Transportation Authority, Transportation Facilities Project, Ser S, RB
5.000%, 07/01/2034	3,065	3,437
Prince George's County, Episcopal Life Project, RB
5.000%, 04/01/2031	2,000	2,007
Prince George's County, Ser A, GO
5.000%, 08/01/2042	2,000	2,121
		26,219
Massachusetts — 3.2%
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health, RB
5.250%, 07/01/2044	9,000	9,572
Massachusetts State, Development Finance Agency, Boston University Housing Project, RB
5.000%, 10/01/2065 (A)	1,000	1,101
Massachusetts State, Development Finance Agency, Dana Farber Cancer Institute, RB
5.000%, 12/01/2037	450	490
5.000%, 12/01/2039	1,000	1,067
5.000%, 12/01/2042	10,000	10,525
Massachusetts State, Development Finance Agency, Emerson College, RB
5.000%, 01/01/2027	145	146
Massachusetts State, Development Finance Agency, Harvard University, Ser S, RB
5.000%, 02/15/2033	275	306
Massachusetts State, Development Finance Agency, Lasell Village, RB
5.000%, 07/01/2029	435	455
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2035	$150	$150
Massachusetts State, Development Finance Agency, Tufts University Housing Project, RB
5.250%, 06/01/2044	530	554
5.000%, 06/01/2035	285	314
5.000%, 06/01/2036	455	492
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2027	2,965	2,969
Massachusetts State, Development Finance Agency, Wentworth Institute of Technology, RB
5.000%, 07/01/2036 (B)	760	789
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2030	1,125	1,194
5.000%, 07/01/2031	1,500	1,572
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	915	927
5.000%, 07/01/2028	1,750	1,799
5.000%, 07/01/2029	1,925	2,028
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
5.000%, 07/01/2030	1,330	1,390
Massachusetts State, Ser A, GO
5.000%, 01/01/2037	2,500	2,584
Massachusetts State, Ser B, GO
5.000%, 06/01/2039	40	43
Massachusetts State, Ser D, GO
4.000%, 05/01/2034	6,500	6,591
University of Massachusetts, Building Authority, RB
5.000%, 11/01/2040	3,000	3,256
		50,314
Michigan — 2.5%
Detroit, Downtown Development Authority, Catalyst Development Project, TA
5.000%, 07/01/2040	2,000	2,091
5.000%, 07/01/2048	645	654
Detroit, Regional Convention Facility Authority, Ser C, RB
5.000%, 10/01/2036	1,355	1,449
5.000%, 10/01/2037	215	229
Gerald R Ford International Airport Authority, AMT, RB
5.000%, 01/01/2040	1,245	1,305

10	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Great Lakes, Water Authority, Sewage Disposal System, RB
5.000%, 07/01/2038	$1,750	$1,874
Great Lakes, Water Authority, Sewage Disposal System, Ser B, RB
5.000%, 07/01/2036	2,500	2,787
Great Lakes, Water Authority, Water Supply System, Ser A, RB
5.000%, 07/01/2037	430	464
Michigan State, Finance Authority, Beaumont-Spectrum Consolidation, RB
5.000%, 04/15/2033	3,610	3,888
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
5.000%, 12/01/2034	2,000	2,035
Michigan State, Finance Authority, RB
5.250%, 02/28/2041	450	474
5.250%, 02/28/2042	2,200	2,312
5.250%, 02/28/2043	800	838
Michigan State, Finance Authority, Trinity Health Credit Group, RB
3.000%, 03/01/2046	3,500	2,600
Michigan State, Hospital Finance Authority, RB
5.000%, 05/15/2033	4,500	4,868
Michigan State, Hospital Finance Authority, Ser A-1, RB
5.000%, 11/15/2037	615	665
Michigan State, Housing Development Authority, Ser B, RB
5.750%, 06/01/2054	1,610	1,708
3.750%, 06/01/2050	65	65
Michigan State, Housing Development Authority, Ser D, RB
3.400%, 06/01/2030	640	640
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
5.000%, 12/31/2031	3,500	3,587
Michigan State, Strategic Fund, Various Consumer Energy Companies, AMT, RB
3.350%, 10/01/2049 (A)	345	344
Michigan State, Trunk Line Revenue, RB
5.000%, 11/15/2038	1,000	1,100
Oakland University, Ser A, RB
5.000%, 03/01/2043	1,625	1,690
5.000%, 03/01/2044	800	828
		38,495
Minnesota — 1.7%
Apple Valley, Senior Living Project, RB
5.500%, 01/01/2029	1,320	1,313
5.500%, 01/01/2031	1,085	1,064
5.250%, 01/01/2037	475	267
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
5.000%, 01/01/2029	$300	$302
5.000%, 01/01/2031	300	302
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
4.000%, 01/01/2038	915	886
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser, AMT, RB
5.250%, 01/01/2049	2,700	2,769
5.000%, 01/01/2036	3,355	3,602
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2035	2,845	2,898
Minnesota State, Agricultural & Economic Development Board, RB
5.000%, 01/01/2037	1,530	1,625
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
3.000%, 10/01/2038	250	213
3.000%, 10/01/2041	1,000	792
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2027	600	601
Minnesota State, Public Facilities Authority State Revolving Fund, Ser A, RB
5.000%, 03/01/2033	3,000	3,005
Minnetonka State, Independent School District No. 276, Ser E, GO, SD CRED PROG
0.000%, 02/01/2039 (F)	755	447
0.000%, 02/01/2041 (F)	550	288
Rochester, Health Care Facilities, Mayo Clinic, Ser A, RB
5.000%, 11/15/2042	5,000	5,298
		25,672
Mississippi — 0.1%
Mississippi State, Gaming Tax Revenue, Ser A, RB
5.000%, 10/15/2029	300	312
5.000%, 10/15/2030	850	882
Mississippi State, Gaming Tax Revenue, Ser E, RB
5.000%, 10/15/2029	1,000	1,002
		2,196
Missouri — 0.2%
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
3.875%, 05/01/2050	345	346

SEI Tax Exempt Trust	11

SCHEDULE OF INVESTMENTS

August 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St Louis, Industrial Development Authority, Confluence Academy Project, RB
5.500%, 06/15/2042 (B)	$2,350	$2,149
St. Louis, Sewer District, Ser A, RB
5.000%, 05/01/2037	995	1,110
		3,605
Montana — 0.0%
Montana State, Facility Finance Authority, RB
5.000%, 02/15/2065 (A)	400	420

Nebraska — 0.9%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2036	4,860	4,980
5.000%, 09/01/2042	495	496
Nebraska State, Investment Finance Authority, Ser G, RB, GNMA/FNMA/FHLMC
5.150%, 09/01/2043	1,100	1,131
4.950%, 09/01/2038	550	567
Omaha, Airport Authority, AMT, RB, AGC
5.000%, 12/15/2032	1,335	1,446
5.000%, 12/15/2033	2,050	2,225
5.000%, 12/15/2034	1,000	1,087
Omaha, Public Power District, Ser A, RB
5.000%, 02/01/2041	1,700	1,767
		13,699
Nevada — 0.4%
Clark County, School District, Ser A, GO
5.000%, 06/15/2039	2,115	2,214
North Las Vegas, Ser B, GO
5.000%, 06/01/2038	2,000	2,153
Reno, Sales Tax Revenue, First Lien, RB
5.000%, 06/01/2037	590	607
Reno, Sales Tax Revenue, Second Lien, RB, AGM
5.000%, 06/01/2033	400	414
		5,388
New Hampshire — 0.3%
New Hampshire State, National Finance Authority, Municipal Certificates, RB
4.250%, 07/20/2041	3,250	3,043
New Hampshire State, National Finance Authority, RB
5.250%, 02/01/2037	340	368
New Hampshire State, National Finance Authority, Ser 1-CLASS, RB
5.100%, 12/20/2042	615	627
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
4.000%, 01/01/2029	$300	$303
4.000%, 01/01/2030	285	287
4.000%, 01/01/2031	290	291
		4,919
New Jersey — 4.0%
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2032	3,070	3,213
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
5.625%, 11/15/2030	1,005	1,007
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,009
New Jersey State, Educational Facilities Authority, Montclair State University, RB, AGM
5.000%, 07/01/2037	810	887
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2064 (A)	1,905	2,115
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2036	2,250	2,275
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2033	2,590	2,701
New Jersey State, Higher Education Student Assistance Authority, AMT, RB
5.000%, 12/01/2032	505	539
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2030	1,400	1,480
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2028	1,450	1,503
New Jersey State, Institute of Technology, Ser A, RB, BAM
5.000%, 07/01/2041	2,000	2,139
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2035	10,000	10,210

12	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
5.000%, 06/15/2028	$4,975	$5,002
5.000%, 06/15/2029	3,500	3,517
5.000%, 06/15/2030	3,280	3,296
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2039	2,500	2,664
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.250%, 06/15/2039	3,000	3,250
5.000%, 06/15/2032	2,305	2,520
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.250%, 06/15/2041	2,000	2,133
5.000%, 06/15/2036	500	552
5.000%, 06/15/2038	1,250	1,329
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2038	3,000	3,201
New Jersey State, Transportation Trust Fund Authority, Ser CC, RB
5.000%, 06/15/2034	710	785
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	1,250	1,300
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
5.000%, 01/01/2032	900	915
5.000%, 01/01/2033	425	432
5.000%, 01/01/2034	570	578
5.000%, 01/01/2036	570	577
South Jersey, Transportation Authority, Ser A, RB, BAM
4.000%, 11/01/2039	1,500	1,447
		62,576
New Mexico — 0.4%
New Mexico State, Hospital Equipment Loan Council, Ser A, RB
5.000%, 08/01/2044	5,000	5,027
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
5.000%, 05/15/2034	545	552
		5,579
New York — 9.5%
Albany, Capital Resource, RB
5.250%, 05/01/2043	1,750	1,866
5.000%, 05/01/2036	500	547
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2029	$450	$470
5.000%, 07/01/2031	525	559
Build NYC Resource, RB
6.500%, 12/15/2045 (B)	1,010	1,013
Long Island, Power Authority, Ser A, RB
4.000%, 09/01/2037	1,980	1,982
Metropolitan New York, Transportation Authority, RB
5.250%, 11/15/2043	1,000	1,055
5.000%, 11/15/2033	3,000	3,327
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2045 (A)	500	530
Metropolitan New York, Transportation Authority, Ser C-1, RB
5.000%, 11/15/2031	4,000	4,123
5.000%, 11/15/2033	2,005	2,012
4.000%, 11/15/2032	1,500	1,515
4.000%, 11/15/2038	1,925	1,836
Metropolitan New York, Transportation Authority, Ser E, RB
5.000%, 11/15/2032	2,190	2,353
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2028	1,325	1,350
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2029	1,000	1,006
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2035	5,000	5,158
5.000%, 01/15/2036	1,000	1,065
5.000%, 08/01/2039	605	624
New York & New Jersey, Port Authority, Ser 246, AMT, RB
5.000%, 09/01/2030	2,000	2,133
New York City, Energy Finance Development, RB
5.000%, 07/01/2056 (A)	3,705	3,783
New York City, Health & Hospitals, Ser A, RB
5.000%, 02/15/2039	1,000	1,078
New York City, Housing Development Authority, RB
4.000%, 12/15/2031	500	504
New York City, Housing Development Authority, RB, FHA
4.600%, 08/01/2048	1,090	1,069

SEI Tax Exempt Trust	13

SCHEDULE OF INVESTMENTS

August 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
3.000%, 01/01/2033	$330	$319
3.000%, 01/01/2034	740	705
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	114
5.000%, 03/01/2030	100	106
New York City, Municipal Water Finance Authority, RB
3.100%, 06/15/2048 (A)	5,500	5,500
New York City, Municipal Water Finance Authority, Ser DD, RB
5.000%, 06/15/2046	1,500	1,562
New York City, Ser A, GO
5.250%, 08/01/2047	370	385
5.000%, 08/01/2035	1,000	1,095
5.000%, 08/01/2036	25	27
New York City, Ser A-1, GO
4.000%, 08/01/2037	4,000	3,922
New York City, Ser C, GO
4.000%, 08/01/2036	2,750	2,750
New York City, Ser F-1, GO
4.000%, 03/01/2038	1,500	1,465
New York City, Sub-Ser B, GO
5.250%, 10/01/2041	6,240	6,556
5.000%, 10/01/2033	280	305
New York City, Sub-Ser G-SUBSER, GO
5.000%, 02/01/2039	985	1,048
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S1A, RB, ST AID WITHHLDG
5.000%, 07/15/2035	1,650	1,729
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
4.000%, 11/01/2043	1,350	1,225
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.000%, 05/01/2038	1,040	1,105
5.000%, 05/01/2041	1,000	1,041
New York City, Transitional Finance Authority, Sub-Ser A-, RB
5.000%, 05/01/2042	410	428
New York City, Transitional Finance Authority, Sub-Ser D, RB
5.500%, 05/01/2052	2,000	2,093
New York City, Transitional Finance Authority, Sub-Ser D-1, RB
5.000%, 11/01/2041	3,000	3,124
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Sub-Ser S, RB
5.000%, 02/01/2045	$1,500	$1,548
5.000%, 11/01/2048	2,770	2,807
New York City, Transitional Finance Authority, Sub-Ser, RB
5.000%, 11/01/2041	1,215	1,276
New York State, Dormitory Authority, Pace University, Ser A, RB
5.250%, 05/01/2043	560	569
New York State, Dormitory Authority, Prefunded School Districts, RB, AGM
Pre-Refunded @ 100
5.000%, 10/01/2028 (E)	5	5
New York State, Dormitory Authority, RB
Pre-Refunded @ 100
4.000%, 03/15/2032 (E)	5	5
New York State, Dormitory Authority, RB
4.000%, 03/15/2038	4,840	4,715
New York State, Dormitory Authority, RB, AGC
5.250%, 10/01/2040	1,000	1,069
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2041	1,000	1,055
New York State, Dormitory Authority, Ser E, RB
3.000%, 03/15/2041	1,500	1,213
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
2.875%, 11/15/2046	1,170	842
1.200%, 11/15/2028	1,355	1,268
New York State, Thruway Authority, Ser A-1- GROUP, RB
4.000%, 03/15/2036	2,895	2,896
3.000%, 03/15/2049	5,000	3,632
New York State, Thruway Authority, Ser B, RB
4.000%, 01/01/2041	2,380	2,197
New York State, Transportation Development Corporation, Delta Air Lines Inc, AMT, RB
5.000%, 01/01/2034	4,000	4,062
5.000%, 10/01/2040	2,625	2,664
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
4.000%, 10/01/2030	4,550	4,607

14	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB
6.000%, 06/30/2040	$730	$798
6.000%, 06/30/2059	1,250	1,307
5.500%, 06/30/2039	1,000	1,040
5.500%, 06/30/2041	850	877
5.250%, 06/30/2043	2,500	2,545
5.000%, 12/01/2036	4,000	4,197
5.000%, 12/01/2037	3,000	3,127
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB, AG
6.000%, 06/30/2043	1,850	2,019
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB, AGM
5.500%, 06/30/2043	1,200	1,244
5.250%, 06/30/2039	250	262
4.250%, 06/30/2042	4,000	3,721
New York State, Utility Debt Securitization Authority, Ser B, RB
5.000%, 12/15/2035	1,825	1,829
Suffolk Regional Off-Track Betting, RB
5.750%, 12/01/2044	1,750	1,779
Triborough, Bridge & Tunnel Authority, RB
5.250%, 12/01/2054	2,500	2,561
5.000%, 11/15/2047	2,000	2,071
0.000%, 11/15/2036 (F)	905	604
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2030	525	532
5.000%, 06/01/2031	525	531
Westchester County, Local Development, Westchester Medical Center Project, RB, AGM
5.000%, 11/01/2047	750	761
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2031	2,000	2,027
		147,824
North Carolina — 1.2%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2037	2,250	2,368
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (A)	5,000	5,395
Greater Asheville, Regional Airport Authority, Ser A, AMT, RB, AGM
5.000%, 07/01/2031	445	476
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nash Health Care Systems, RB
5.000%, 02/01/2032	$2,625	$2,819
North Carolina State, Housing Finance Agency, RB, GNMA/FNMA/FHLMC
3.750%, 07/01/2052	955	958
North Carolina State, Housing Finance Agency, Ser 5, RB, GNMA/FNMA/FHLMC
6.250%, 01/01/2056	470	519
North Carolina State, Medical Care Commission, Penick Village Project, Ser A, RB
5.500%, 09/01/2044	1,380	1,421
North Carolina State, Medical Care Commission, RB
3.200%, 11/01/2030	2,000	1,964
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
5.000%, 01/01/2029	285	287
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
4.000%, 09/01/2041	830	751
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
5.000%, 01/01/2038	605	614
North Carolina State, Turnpike Authority, RB, AGM
5.000%, 01/01/2034	1,000	1,037
		18,609
North Dakota — 0.1%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
4.500%, 07/01/2043	760	736
3.550%, 07/01/2033	380	375
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, Ser D, RB
5.500%, 01/01/2031	990	1,076
		2,187
Ohio — 2.5%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
5.000%, 06/01/2032	4,325	4,591
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	1,100	840
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
5.000%, 02/15/2037	3,000	3,005

SEI Tax Exempt Trust	15

SCHEDULE OF INVESTMENTS

August 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hamilton County, Tax Revenue Authority, Ser A, RB
4.000%, 12/01/2032	$1,600	$1,605
Kettering, School District, Ser B, GO
5.000%, 10/01/2043	1,000	1,032
Miami University, Ser A, RB
5.000%, 09/01/2045	1,000	1,050
Ohio State, Air Quality Development Authority, RB
4.000%, 09/01/2030 (A)	990	993
Ohio State, Hospital Facility Authority, Childrens Hospital Center, RB
5.000%, 08/15/2054 (A)	2,000	2,154
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
2.750%, 01/01/2052 (A)	480	477
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
5.000%, 12/31/2027	655	656
Ohio State, Water Development Authority, Fresh Water Bonds, Ser A, RB
5.000%, 12/01/2040	5,545	5,901
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser A, RB
5.000%, 12/01/2041	4,000	4,246
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B, RB
5.000%, 12/01/2042	7,000	7,381
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser C, RB
3.100%, 12/01/2054 (A)	1,500	1,500
Summit County, Development Finance Authority, RB, BAM
5.000%, 07/01/2039	860	889
Warren County, Healthcare Facilities, Otterbein Homes Obligated Group, RB
5.000%, 07/01/2037	1,015	1,072
5.000%, 07/01/2038	775	812
		38,204
Oklahoma — 0.0%
Oklahoma State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2039	410	447

Oregon — 0.5%
Lincoln County, School District, GO, SCH BD GTY
5.000%, 06/15/2035	240	270
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2035	$2,500	$2,512
5.000%, 06/01/2046	2,500	2,501
Oregon State, GO
5.000%, 05/01/2040	1,970	2,084
Portland, Water System Revenue, RB
5.250%, 04/01/2056	1,000	1,039
		8,406
Pennsylvania — 7.2%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
5.000%, 04/01/2030	5,000	5,131
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2042 (B)	1,850	1,851
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
5.125%, 03/15/2036	2,000	2,010
Coatesville, School District, GO, AG ST AID WITHHLDG
5.250%, 11/15/2040	1,420	1,498
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2046	850	889
Delaware River, Port Authority, RB
5.000%, 01/01/2040	1,000	1,067
Doylestown, Hospital Authority, RB
5.000%, 07/01/2031 (B)	835	873
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	2,000	2,012
Lancaster, School District, Ser A, GO, BAM ST AID WITHHLDG
5.000%, 06/01/2031	550	597
5.000%, 06/01/2032	750	822
Luzerne County, Industrial Development Authority, American Water Project, AMT, RB
2.450%, 12/01/2039 (A)	2,500	2,358
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2033	2,815	2,885
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	4,485	4,494

16	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
5.625%, 07/01/2030	$1,490	$1,491
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2032	2,150	2,219
5.000%, 06/01/2033	3,500	3,606
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	8,235	8,756
Pennsylvania State, Economic Development Financing Authority, RB, AGM
5.000%, 01/01/2039	540	561
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, RB
5.000%, 05/15/2031	5,855	6,268
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
5.000%, 10/15/2033	2,300	2,457
Pennsylvania State, GO
5.000%, 08/15/2033	6,395	7,125
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2031	1,450	1,522
Pennsylvania State, Higher Educational Facilities Authority, RB
5.250%, 11/01/2039	3,000	3,154
Pennsylvania State, Housing Finance Agency, RB
5.125%, 10/01/2041	1,030	1,045
Pennsylvania State, Housing Finance Agency, Ser 142-A, RB
5.500%, 10/01/2053	795	833
4.850%, 10/01/2043	4,650	4,662
Pennsylvania State, Housing Finance Agency, Ser 150A, RB
5.000%, 10/01/2037	1,150	1,200
Pennsylvania State, Housing Finance Agency, Ser 151-A, RB
5.000%, 10/01/2033	1,120	1,214
Philadelphia, Airport Revenue, AMT, RB, AGM
4.000%, 07/01/2040	500	473
Philadelphia, Airport Revenue, Ser B, AMT, RB
5.000%, 07/01/2031	1,000	1,013
Philadelphia, Gas Works, RB
5.000%, 08/01/2036	2,170	2,356
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, RB, AGM
5.000%, 07/01/2036	$700	$738
Philadelphia, Housing Authority, PHADC Acquisition Program, RB
5.250%, 03/01/2038	1,500	1,606
Philadelphia, Industrial Development Authority, RB
5.000%, 05/01/2040	5,655	5,959
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Pre-Refunded @ 100
5.000%, 12/01/2026 (E)	4,285	4,306
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2036	2,000	2,049
4.000%, 09/01/2035	2,500	2,503
4.000%, 09/01/2038	3,000	2,916
Philadelphia, School District, Ser F, GO, ST AID WITHHLDG
5.000%, 09/01/2028	3,390	3,390
Philadelphia, Water & Wastewater Revenue, Ser B, RB, AGM
5.000%, 09/01/2040	4,520	4,784
Philadelphia, Water & Wastewater Revenue, Ser C, RB, AGC
5.000%, 09/01/2034	4,350	4,881
Pittsburgh, Water & Sewer Authority, Ser A, RB
5.000%, 09/01/2044	725	759
Southeastern Pennsylvania, Transportation Authority, RB
5.250%, 06/01/2039	2,250	2,402
		112,735
Puerto Rico — 2.6%
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)	2,990	2,213
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)	1,000	740
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (C)	3,035	2,246
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2040 (C)	2,940	2,176
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	860	848

SEI Tax Exempt Trust	17

SCHEDULE OF INVESTMENTS

August 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, AMT, RB
6.500%, 01/01/2042	$2,000	$2,213
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	1,000	969
0.000%, 07/01/2046 (F)	14,803	5,302
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.550%, 07/01/2040	6,975	6,898
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	5,750	5,621
Puerto Rico, Ser A1, GO
5.625%, 07/01/2027	1,695	1,723
4.000%, 07/01/2046	3,600	3,194
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(G)	8,979	6,397
		40,540
Rhode Island — 1.0%
Providence, Public Building Authority, RB, AGC
5.000%, 09/15/2038	335	352
5.000%, 09/15/2039	1,000	1,039
Rhode Island State, Health & Educational Building, Central Falls Public School Projects, RB, ST APPROP
4.000%, 05/15/2041	5,420	5,109
Rhode Island State, Health & Educational Building, City of Pawtucket, Ser C, RB, AGM ST AID WITHHLDG
5.000%, 05/15/2035	40	44
Rhode Island State, Health & Educational Building, City of Providence, Ser G, RB, BAM ST AID WITHHLDG
5.000%, 05/15/2034	415	457
5.000%, 05/15/2035	500	542
Rhode Island State, Health & Educational Building, Lifespan Obligation Group, RB
5.250%, 05/15/2049	1,650	1,687
5.000%, 05/15/2039	550	571
5.000%, 05/15/2044	600	609
Rhode Island State, Health & Educational Building, Ser A, RB, AG
5.000%, 07/01/2036	500	534
5.000%, 07/01/2037	750	796
5.000%, 07/01/2040	700	719
Rhode Island State, Housing & Mortgage Finance, Homeownership Opportunity, Ser 81-A, RB, GNMA
5.250%, 10/01/2043	770	791
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island State, Student Loan Authority, Ser B, AMT, RB
5.000%, 12/01/2031	$535	$567
Rhode Island State, Turnpike & Bridge Authority, Ser A, RB, AG
5.000%, 10/01/2037	770	839
5.000%, 10/01/2038	1,125	1,214
		15,870
South Carolina — 1.9%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	600	637
Piedmont, Municipal Power Agency, Ser B, RB
4.000%, 01/01/2033	5,125	5,151
South Carolina State, Housing Finance & Development Authority, Ser A, RB
5.750%, 01/01/2054	1,320	1,415
South Carolina State, Housing Finance & Development Authority, Ser B, RB
3.750%, 01/01/2050	250	251
South Carolina State, Jobs-Economic Development Authority, Gray Collegiate Academy Project, RB
5.750%, 07/01/2046 (B)	640	620
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
5.750%, 06/15/2039 (B)	1,000	942
South Carolina State, Jobs-Economic Development Authority, Novant Health Obligated Group, RB
5.000%, 11/01/2035	885	953
5.000%, 11/01/2037	655	695
South Carolina State, Medical University Hospital Authority, RB, FHA
5.250%, 11/15/2044	1,565	1,629
South Carolina State, Port Authority, AMT, RB
5.000%, 07/01/2030	1,500	1,542
4.000%, 07/01/2035	1,160	1,141
South Carolina State, Public Service Authority, Santee Cooper, Ser A, RB
5.000%, 12/01/2036	2,750	2,924
4.000%, 12/01/2038	175	169
South Carolina State, Public Service Authority, Santee Cooper, Ser B, RB
5.000%, 12/01/2036	2,445	2,657
South Carolina State, Public Service Authority, Santee Cooper, Ser E, RB, AGM
5.250%, 12/01/2038	2,500	2,690

18	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2040	$1,220	$1,283
4.000%, 12/01/2034	2,000	2,014
4.000%, 12/01/2036	2,250	2,228
		28,941
South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, Ser C-1, RB
5.000%, 11/01/2052 (A)	740	775
South Dakota State, Housing Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
6.000%, 05/01/2054	210	221
South Dakota State, Housing Development Authority, Ser B, RB
4.000%, 11/01/2049	340	342
		1,338
Tennessee — 0.8%
Knox County, Health Educational & Housing Facility Board, University of Tennessee Project, Ser A-1, RB, BAM
5.000%, 07/01/2037	300	319
Knox County, Health Educational & Housing Facility Board, University of Tennessee Project, Ser B-1, RB, BAM
5.000%, 07/01/2044	2,200	2,256
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Belmont University, RB
5.000%, 05/01/2038	705	739
Nashville & Davidson County, Metropolitan Government, Sports Authority, Stadium Project, Ser A, RB, AGM
5.000%, 07/01/2043	1,300	1,349
Nashville & Davidson County, Metropolitan Government, Vanderbilt University Medical Center, RB
5.000%, 07/01/2040	585	619
Tennergy, Ser A, RB
4.000%, 12/01/2051 (A)	2,500	2,523
Tennessee State, Energy Acquisition, Gas Project, Ser A, RB
5.000%, 11/01/2034	500	524
Tennessee State, Energy Acquisition, Ser A, RB
5.000%, 12/01/2035	4,000	4,164
		12,493
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 7.6%
Arlington, Higher Education Finance, Riverwalk Education Foundation, RB, PSF-GTD
5.000%, 08/15/2038	$810	$848
Austin, Electric Utility Revenue, RB
5.000%, 11/15/2032	1,535	1,541
5.000%, 11/15/2039	800	851
5.000%, 11/15/2041	1,100	1,157
Austin, Special Tax Revenue, Sub-Ser, RB, AG
5.000%, 11/15/2043	750	780
Austin, Texas Airport System Revenue, Ser B, AMT, RB
5.000%, 11/15/2037	900	902
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026	465	466
Boerne, Independent School District, GO, PSF-GTD
4.000%, 02/01/2054 (A)	225	228
3.125%, 02/01/2053 (A)	900	901
Cedar Hill, Independent School District, GO, PSF-GTD
5.000%, 02/15/2040	2,000	2,113
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
4.000%, 01/01/2037	770	766
Central Texas, Regional Mobility Authority, Ser B, RB
5.000%, 01/01/2036	200	212
Central Texas, Turnpike System, Ser A, RB
5.000%, 08/15/2037	1,750	1,875
5.000%, 08/15/2038	680	724
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/2037	5,000	5,348
Clifton, Higher Education Finance, International Leadership, RB, PSF-GTD
5.000%, 08/15/2035	900	964
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
5.000%, 08/15/2037	1,000	1,062
4.000%, 08/15/2032	1,000	1,007
Collin County, Community College District, Ser A, GO
4.000%, 08/15/2034	2,500	2,514
Corpus Christi, Utility System Revenue, Ser A, RB
5.000%, 07/15/2033	1,500	1,578
Dallas City, Hotel Occupancy Tax Revenue, RB
4.000%, 08/15/2034	500	498

SEI Tax Exempt Trust	19

SCHEDULE OF INVESTMENTS

August 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dallas City, Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/2030	$1,000	$1,003
5.000%, 11/01/2031	1,250	1,253
5.000%, 11/01/2032	2,500	2,506
5.000%, 11/01/2033	1,175	1,177
5.000%, 11/01/2034	1,000	1,002
5.000%, 11/01/2035	1,000	1,002
Dallas-Fort Worth, International Airport Revenue, Ser C, AMT, RB
5.000%, 11/01/2031	3,000	3,222
Dayton, Independent School District, GO, PSF-GTD
4.000%, 02/15/2040	2,400	2,306
East Montgomery County, Improvement District Sales Tax Revenue, RB, AGC
5.000%, 08/15/2033	1,000	1,094
El Paso County, Hospital District, GO, AG
5.000%, 02/15/2035	865	935
Garland, Electric Utility System Revenue, RB, AGC
5.000%, 03/01/2031	25	27
Garland, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2039	2,000	2,118
5.000%, 02/15/2042	2,500	2,610
Georgetown, Utility System Revenue, RB, AGM
5.000%, 08/15/2037	1,705	1,796
Harris County, Houston Sports Authority, Ser B, RB, AGC
5.000%, 11/15/2031	1,600	1,723
5.000%, 11/15/2033	370	403
Harris County, Industrial Development, RB
4.050%, 11/01/2050 (A)	390	397
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	260	271
5.000%, 12/01/2032	300	312
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2032	1,500	1,541
Houston, Hotel Occupancy Tax & Special Revenue, RB, AG
5.000%, 09/01/2042	940	969
5.000%, 09/01/2043	1,400	1,459
5.000%, 09/01/2046	2,000	2,061
Lamar, Consolidated Independent School District, GO
5.000%, 02/15/2039	2,000	2,097
Lower Colorado River Authority, Transmission Contract Refunding and Improvement, RB
5.000%, 05/15/2046	1,000	1,027
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Toll Road Authority, RB
5.000%, 09/15/2043	$2,500	$2,583
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
5.500%, 01/01/2057	750	688
North East Texas, Regional Mobility Authority, Ser A, RB
5.000%, 01/01/2038	1,000	1,066
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2037	4,000	4,301
Northwest, Independent School District, GO, PSF-GTD
4.000%, 02/15/2043	7,000	6,545
Port Arthur, Independent School District, GO, PSF-GTD
5.000%, 02/15/2034	1,000	1,102
5.000%, 02/15/2035	730	809
Princeton, Independent School District, GO, PSF-GTD
5.000%, 02/15/2039	650	698
Prosper, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2031	1,000	1,084
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
5.000%, 02/01/2033	1,410	1,507
5.000%, 02/01/2034	1,700	1,809
5.000%, 02/01/2039	20	21
3.080%, 02/01/2055 (A)	835	833
San Antonio, Electric & Gas Systems Revenue, Ser B, RB
5.000%, 02/01/2043	2,000	2,099
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	1,000	1,030
Southwest Texas, Independent School District, GO, PSF-GTD
5.000%, 02/01/2035	445	477
Tarrant County, Cultural Education Facilities Finance, RB
5.000%, 11/15/2051 (A)	485	524
Tarrant County, Cultural Education Facilities Finance, Trinity Terrace, RB
5.000%, 10/01/2037	2,675	2,814
Texas State University, Board of Regents, University System Financing, Ser C, RB
5.000%, 03/15/2033	1,000	1,097
5.000%, 03/15/2036	250	277
Texas State, GO
5.000%, 10/01/2040	1,500	1,606
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	210	212

20	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2030	$285	$297
Texas State, Municipal Gas Acquisition & Supply IV, Ser B, RB
5.500%, 01/01/2054 (A)	7,000	7,462
Texas State, Municipal Gas Acquisition & Supply V, RB
5.000%, 01/01/2055 (A)	6,500	6,777
Texas State, Municipal Gas Acquisition & Supply VI, RB
5.000%, 01/01/2036	1,000	1,039
Texas State, Ser B, GO
4.000%, 08/01/2031	435	435
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	3,761
University of Texas, Board of Regents, Ser A, RB
5.000%, 08/15/2037	2,000	2,177
5.000%, 08/15/2040	1,000	1,075
University of Texas, Permanent University Fund, Ser B, RB
5.000%, 07/01/2035	1,000	1,119
Uptown Development Authority, TA
4.000%, 09/01/2033	400	393
4.000%, 09/01/2035	275	265
		118,628
Utah — 1.0%
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, RB, AG
5.000%, 06/01/2037	750	813
Intermountain Power Agency, RB
5.000%, 07/01/2036	5,370	5,757
Mida Mountain Village Public Infrastructure District, Sub-Ser 1, TA
5.125%, 06/15/2054 (B)	500	479
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2035	5,000	5,054
Utah State, Municipal Power Agency, Ser A, RB
5.000%, 07/01/2037	1,750	1,922
West Utah City, Public Infrastructure District No. 1, Special Assessment Bonds, SAB
5.500%, 12/01/2046 (B)	890	893
		14,918
Virgin Islands — 0.2%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2039	3,065	3,129
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 1.7%
Arlington County, Industrial Development Authority, Arlington Health System, Virginia Hospital, Ser A, RB
5.000%, 07/01/2053 (A)	$880	$929
Henrico County, Economic Development Authority, Westminster Canterbury Richmond, RB
5.000%, 10/01/2042	430	437
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,079
Virginia Beach, Development Authority, RB
5.375%, 09/01/2029	465	466
Virginia State, College Building Authority, 21st Century College Program, RB
5.000%, 02/01/2028	2,000	2,070
Virginia State, Public Building Authority, Ser A, RB
4.000%, 08/01/2038	5,500	5,464
Virginia State, Small Business Financing Authority, AMT, RB
5.000%, 07/01/2035	1,085	1,126
5.000%, 06/30/2042	2,000	2,023
5.000%, 12/31/2047	440	438
4.000%, 07/01/2030	1,140	1,153
4.000%, 07/01/2031	365	366
Virginia State, Small Business Financing Authority, RB
5.000%, 12/01/2039	3,000	3,100
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
0.000%, 06/01/2047 (F)	34,300	7,414
		26,065
Washington — 2.7%
King & Snohomish Counties, School District No. 417, GO, SCH BD GTY
5.000%, 12/01/2042	5,000	5,287
King County, Housing Authority, RB
5.375%, 07/01/2045	90	93
King County, Housing Authority, Ser A1, RB
5.000%, 01/01/2030	225	234
King County, Public Hospital District No. 1, GO
5.000%, 12/01/2027	7,720	7,758
Kitsap County, School District No. 100-C Bremerton, Ser C, GO, SCH BD GTY
5.000%, 12/01/2040	1,790	1,897
Port of Seattle, AMT, RB
5.250%, 07/01/2040	2,000	2,108
5.250%, 07/01/2041	1,405	1,473
5.250%, 07/01/2042	5,000	5,227
5.000%, 08/01/2041	1,000	1,021

SEI Tax Exempt Trust	21

SCHEDULE OF INVESTMENTS

August 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Seattle, Housing Authority, RB
5.000%, 12/01/2029	$360	$374
Washington State, GO
4.000%, 07/01/2036	4,500	4,573
Washington State, Health Care Facilities Authority, RB
5.000%, 10/01/2035	555	605
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2042	1,800	1,771
Washington State, Housing Finance Commission, Heron's Key Phase II Project, Ser S, RB
5.000%, 07/01/2031	255	274
5.000%, 07/01/2032	370	400
5.000%, 07/01/2033	425	464
5.000%, 07/01/2034	380	416
Washington State, Housing Finance Commission, Radford & Norheim Courts, RB
5.000%, 07/01/2036	1,645	1,675
5.000%, 07/01/2038	1,000	1,004
Washington State, Housing Finance Commission, RB, BAM
5.000%, 07/01/2040 (B)	2,000	2,047
Washington State, Housing Finance Commission, Social Certificate, Ser A-, RB
3.500%, 12/20/2035	906	862
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
5.000%, 01/01/2034 (B)	745	760
Washington State, Ser A, GO
5.000%, 08/01/2035	1,665	1,787
		42,110
West Virginia — 0.2%
Ohio County, Special District Excise Tax Revenue, RB, AGC
5.000%, 06/01/2035	550	600
5.000%, 06/01/2036	525	568
West Virginia State, Economic Development Authority, AMT, RB
3.750%, 04/01/2036 (A)	310	307
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
5.000%, 06/01/2034	1,000	1,032
5.000%, 06/01/2035	1,005	1,034
		3,541
Wisconsin — 2.8%
Milwaukee, Ser B4, GO, AGM
5.000%, 04/01/2036	2,965	3,179
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sheboygan, School District, GO
3.000%, 03/01/2041	$2,400	$1,972
University of Wisconsin, Hospitals & Clinics, RB
4.000%, 04/01/2039	295	285
University of Wisconsin, Hospitals & Clinics, Ser A, RB
5.000%, 04/01/2038	590	628
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (F)	370	331
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
5.000%, 08/15/2034	1,835	1,860
Wisconsin State, Health & Educational Facilities Authority, Hospital Sisters Credit Group, RB, AG
5.000%, 08/15/2030	2,500	2,666
5.000%, 08/15/2040	3,000	3,169
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
4.000%, 01/01/2037	665	643
Wisconsin State, Health & Educational Facilities Authority, RB
5.000%, 11/01/2035	385	412
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
5.000%, 11/01/2028	470	483
5.000%, 11/01/2030	1,035	1,066
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
4.000%, 08/15/2041	705	629
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Community, RB
5.750%, 08/15/2059	220	224
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, GNMA/FNMA/FHLMC
6.000%, 03/01/2055	1,145	1,232
5.500%, 03/01/2032	950	1,054
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	225	226
4.000%, 07/01/2028	225	228
4.000%, 07/01/2029	225	227
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.700%, 10/01/2046 (A)	10,450	10,594

22	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Elme Germantown Apartments, RB
4.000%, 05/01/2036	$615	$602
Wisconsin State, Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, RB
5.000%, 02/01/2052	755	717
5.000%, 02/01/2062	1,030	955
Wisconsin State, Public Finance Authority, Kahala Nui Project, RB
5.250%, 11/15/2055	440	441
Wisconsin State, Public Finance Authority, Kawa Fund, RB
3.625%, 06/15/2063 (A)	450	444
Wisconsin State, Public Finance Authority, Lindenwood Education System, RB
4.750%, 06/01/2040 (B)	1,000	954
Wisconsin State, Public Finance Authority, Oxford Properties Project, RB, BAM
5.000%, 07/01/2036	725	772
Wisconsin State, Public Finance Authority, Senior-KSU Bixby Real Estate Facility, RB
5.000%, 06/15/2038	350	373
5.000%, 06/15/2040	350	366
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2026	300	300
4.000%, 10/01/2027	125	126
4.000%, 10/01/2028	250	255
Wisconsin State, Public Finance Authority, Wake Forest University Office Building Project, RB
5.000%, 07/01/2035	4,365	4,766
Wisconsin State, Ser 1, GO
5.000%, 05/01/2033	150	166
5.000%, 05/01/2034	200	223
5.000%, 05/01/2035	175	195
		42,763
Wyoming — 0.0%
Wyoming State, Community Development Authority, Ser 1, RB
6.000%, 12/01/2054	190	204

Total Municipal Bonds
(Cost $1,590,268) ($ Thousands)		1,550,916
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITY — 0.0%
Agency Mortgage-Backed Obligation — 0.0%
Public Finance Authority, Ser 1, Cl A1
4.481%, 12/05/2040(A)	$230	$222

Total Mortgage-Backed Security
(Cost $230) ($ Thousands)		222

	Shares
CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	531,488	531
Total Cash Equivalent
(Cost $531) ($ Thousands)		531
Total Investments in Securities — 99.7%
(Cost $1,591,029) ($ Thousands)		$1,551,669

SEI Tax Exempt Trust	23

SCHEDULE OF INVESTMENTS

August 31, 2026

Intermediate-Term Municipal Fund (Concluded)

Percentages are based on Net Assets of $1,556,636 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security (see Note 3).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2026, the value of these securities amounted to $39,739 ($ Thousands), representing 2.6% of the Net Assets of the Fund.
(C)	Security is in default on interest payment.
(D)	Securities are held in connection with a letter of credit issued by a major bank.
(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(F)	Zero coupon security.
(G)	No interest rate available.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	1,550,916	–	1,550,916
Mortgage-Backed Security	–	222	–	222
Cash Equivalent	531	–	–	531
Total Investments in Securities	531	1,551,138	–	1,551,669

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended August 31, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$—	$153,926	$(153,395)	$—	$—	$531	$190	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

24	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2026

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 100.5%
Alabama — 3.9%
Black Belt, Energy Gas District, RB
2.630%, 10/01/2052 (A)	$3,250	$3,250
Black Belt, Energy Gas District, Ser B, RB
4.000%, 10/01/2052 (A)	1,220	1,230
Black Belt, Energy Gas District, Ser D, RB
5.000%, 11/01/2027	2,000	2,037
Black Belt, Energy Gas District, Ser E, RB
5.000%, 05/01/2053 (A)	610	625
Black Belt, Energy Gas District, Ser F, RB
5.000%, 12/01/2030	1,625	1,694
Black Belt, Energy Gas District, Sub-Ser, RB
3.838%, 07/01/2052 (A)	2,000	2,004
Columbia, Industrial Development Board, Pollution Control Revenue, Alabama Power Company Project, RB
3.810%, 12/01/2037 (A)	3,500	3,538
Industrial Development Board of the City of Mobile Alabama, RB
2.950%, 06/01/2034 (A)	3,000	2,987
Southeast Alabama, Energy Authority, Cooperative District, Ser B, RB
5.000%, 12/01/2027	250	255
Southeast Alabama, Energy Authority, Ser E, RB
5.000%, 10/01/2030	6,625	7,014
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
5.000%, 04/01/2027	500	505
5.000%, 04/01/2028	1,250	1,279
Southeast Energy Authority A Cooperative District, RB
5.000%, 09/01/2029	680	709
5.000%, 09/01/2030	685	718
		27,845
Alaska — 0.3%
Alaska Railroad, Cruise Port, AMT, RB, AG
5.500%, 10/01/2030	300	324
Alaska State, Industrial Development & Export Authority, Tanana Chiefs Conference Project, RB
5.000%, 10/01/2029	1,000	1,049
Municipality of Anchorage Alaska, Ser A, AMT, RB
5.000%, 02/01/2029	450	468
5.000%, 02/01/2030	415	436
		2,277
Arizona — 1.7%
Arizona Industrial Development Authority, RB
4.000%, 11/01/2027	330	331
2.950%, 03/01/2045 (A)	1,570	1,570
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chandler, Industrial Development Authority, Intel Corporation Project, Ser S, AMT, RB
5.000%, 09/01/2052 (A)	$1,300	$1,313
Maricopa County, Industrial Development Authority, Ser A-3, RB
5.000%, 01/01/2053 (A)	400	426
Phoenix, Industrial Development Authority, Republic Services Inc Project, AMT, RB
3.000%, 12/01/2035 (A)	1,000	999
Salt Verde Financial Corp, Gas Revenue, RB
5.250%, 12/01/2027	7,000	7,162
		11,801
Arkansas — 0.6%
Arkansas Development Finance Authority, RB, GNMA/FNMA/FHLMC
2.875%, 07/01/2057 (A)	1,250	1,249
Springdale, Water & Sewer, RB
5.000%, 09/01/2027	250	256
5.000%, 09/01/2028	200	209
5.000%, 09/01/2029	350	372
5.000%, 09/01/2031	350	376
West Memphis, Sales & Use Tax, RB, AGM
5.000%, 06/01/2029	1,630	1,709
		4,171
California — 5.0%
California Community Choice Financing Authority, RB
5.000%, 02/01/2031	2,000	2,101
5.000%, 07/01/2031	500	530
California Enterprise Development Authority, RB
5.000%, 06/01/2029	115	120
5.000%, 06/01/2030	130	137
California Housing Finance Agency, RB
2.950%, 02/01/2056 (A)	6,195	6,193
California Municipal Finance Authority, Ser A, RB
2.950%, 01/01/2056 (A)	1,047	1,044
California State, Community Choice Financing Authority, Clean Energy Project, RB
4.000%, 10/01/2052 (A)	2,710	2,728
California State, Community Choice Financing Authority, Clean Energy Project, Ser F, RB
5.000%, 11/01/2027	1,500	1,528
5.000%, 05/01/2028	1,650	1,692
5.000%, 11/01/2028	1,850	1,909
5.000%, 05/01/2029	1,750	1,813

SEI Tax Exempt Trust	25

SCHEDULE OF INVESTMENTS

August 31, 2026

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Community Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	$450	$451
California State, Housing Finance Agency, Ser I, RB
5.000%, 05/01/2054 (A)	5,500	5,506
City of Los Angeles California, RB
2.850%, 05/01/2060 (A)	1,145	1,137
City of Los Angeles Department of Airports, Ser B, AMT, RB
5.000%, 05/15/2027	2,000	2,031
East County, Advanced Water Purification Joint Powers Authority, Ser S, RB
3.125%, 09/01/2026	1,310	1,310
Northern California, Energy Authority, RB
5.000%, 08/01/2027	700	710
Pittsburg Successor Agency Redevelopment Agency, TA, AMBAC
0.000%, 08/01/2028 (B)	500	473
Rio, Elementary School District, GO, BAM
0.000%, 07/01/2028 (B)	505	478
San Mateo County, Community College District, Ser C, GO, NATL
0.000%, 09/01/2029 (B)	500	459
Southern California, Public Power Authority, Canyon Power Project, Ser S, RB
3.700%, 07/01/2040 (A)	1,000	1,001
Southern California, Public Power Authority, Clean Energy Project, Ser A, RB
5.000%, 09/01/2030	350	363
5.000%, 04/01/2055 (A)	1,500	1,557
Tender Option Bond Trust Receipts, Ser 2025, RB, CITIBANK N.A.
2.400%, 09/01/2048 (A)(C)(D)	500	500
		35,771
Colorado — 2.0%
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2027	485	486
5.000%, 11/15/2058 (A)	480	500
Colorado State, Health Facilities Authority, Intermountain Healthcare, RB
5.000%, 05/15/2062 (A)	3,415	3,556
Colorado State, Science & Technology Park, Metropolitan District No. 1, Ser A, RB, AGM
5.000%, 12/01/2026	375	377
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2028	260	271
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	$500	$518
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2026	2,500	2,510
Grand River Hospital District, GO, AG
5.000%, 12/01/2027	1,270	1,301
Jefferson County, School District R-1, GO
5.000%, 12/15/2030	2,065	2,124
Mirabelle Metropolitan District No. 2, Ser A, GO, AGC
5.000%, 12/01/2027	215	220
5.000%, 12/01/2028	235	244
5.000%, 12/01/2029	200	211
Thornton Development Authority, East 144th Avenue & I-25 Project, TA
5.000%, 12/01/2028	1,260	1,310
Wildwing, Metropolitan District No. 5, GO, AGM
5.000%, 12/01/2027	140	143
5.000%, 12/01/2028	155	161
5.000%, 12/01/2029	165	174
5.000%, 12/01/2030	120	128
		14,234
Connecticut — 2.1%
Aquarion Water Authority, Ser A, RB
5.000%, 08/01/2029	500	528
5.000%, 08/01/2030	1,250	1,339
Aquarion Water Authority, Ser B, RB
5.250%, 02/01/2029	1,250	1,318
Aquarion Water Authority, Sub-Ser D, RB
5.000%, 08/01/2030	100	106
5.000%, 08/01/2031	325	350
5.000%, 08/01/2032	500	543
Connecticut Housing Finance Authority, RB, GNMA/FNMA/FHLMC
3.150%, 05/15/2052 (A)	2,000	2,000
Connecticut Housing Finance Authority, Ser D-2, RB
3.100%, 11/15/2064 (A)	440	440
Connecticut State, Health & Educational Facilities Authority, Ser A-4-REMK, RB
2.950%, 07/01/2042 (A)	5,000	5,000
Norwalk, Housing Authority, Wall Street Place, RB
3.050%, 09/01/2058 (A)	3,330	3,332
Town of Wethersfield Connecticut, Ser B, GO
4.000%, 03/01/2028	305	305
		15,261

26	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
District of Columbia — 1.8%
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8070, RB, Deutsche Bank A.G.
2.680%, 08/01/2040 (A)(C)(D)	$1,100	$1,100
District of Columbia, Housing Finance Agency, Belmont Crossing Phase II Project, RB
5.000%, 03/01/2029 (A)	3,750	3,846
District of Columbia, Ser C, GO
2.430%, 06/01/2051 (A)	5,500	5,500
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2029	500	525
5.000%, 10/01/2031	1,650	1,652
		12,623
Florida — 3.8%
Alachua County, Housing Finance Authority, RB
3.300%, 12/01/2029 (A)	7,250	7,264
County of Miami-Dade, Florida Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2030	1,190	1,263
Florida Housing Finance, RB
3.100%, 12/01/2044 (A)	2,000	1,986
Florida Insurance Assistance Interlocal Agency, Ser A-1, RB
5.000%, 09/01/2028	2,000	2,000
Hillsborough County, Industrial Development Authority, RB, TD BANK N.A.
3.100%, 11/01/2038 (A)(D)	1,525	1,525
Lee County, Housing Finance Authority, RB
2.950%, 01/01/2060 (A)	1,500	1,486
Miami Beach Health Facilities Authority, RB
5.000%, 11/15/2028	750	783
5.000%, 11/15/2030	1,935	2,066
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2028	1,500	1,558
Miami-Dade County, Expressway Authority, Ser B, RB
5.000%, 07/01/2028	1,000	1,002
Miami-Dade County, Housing Finance Authority, Homestead Gardens Phase I, RB
3.400%, 01/01/2045 (A)	5,000	5,016
Miami-Dade County, Housing Finance Authority, Rainbow Village Project, Ser B, RB, FHA
3.550%, 03/01/2029 (A)	1,000	1,008
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pasco County, H Lee Moffitt Cancer Center & Research Institute, RB, AGM
5.250%, 09/01/2027	$300	$307
		27,264
Georgia — 5.4%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB, NATL
5.500%, 11/01/2027	1,480	1,509
Bartow County, Development Authority, RB
3.950%, 12/01/2032 (A)	450	456
Burke County, Development Authority, Plant Vogtle Project, RB
3.050%, 07/01/2049 (A)	200	200
Burke County, Development Authority, Pollution Control, Georgia Power Company Plant Vogtle Project, RB
3.300%, 12/01/2049 (A)	3,280	3,293
Columbus County, Housing Authority, Columbus Gardens Project, RB, FHA
5.000%, 04/01/2028 (A)	1,250	1,264
Dalton, Housing Authority, Mountain Woods Apartment Project, RB, FHA
5.000%, 11/01/2027 (A)	4,032	4,046
Decatur, Housing Authority, Multifamily Housing Revenue, Calvin Court Project, RB
3.600%, 08/01/2028 (A)	2,865	2,879
Development Authority of Burke County, RB
3.375%, 11/01/2048 (A)	180	180
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2027	1,100	1,113
4.000%, 09/01/2026	415	415
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 09/01/2026	850	850
5.000%, 03/01/2027	400	404
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 03/01/2050 (A)	8,320	8,320
4.000%, 05/01/2052 (A)	1,540	1,555
4.000%, 08/01/2052 (A)(C)	4,000	3,995
Georgia State, Main Street Natural Gas, Ser D, RB
5.000%, 04/01/2054 (A)	2,260	2,374
Georgia State, Main Street Natural Gas, Ser E, RB
5.000%, 12/01/2027	2,605	2,652
Monroe County, Development Authority, Georgia Power Company Project, Plant Scherer, RB
3.350%, 11/01/2048 (A)	2,000	2,008

SEI Tax Exempt Trust	27

SCHEDULE OF INVESTMENTS

August 31, 2026

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Savannah, Housing Authority, The Pines at Garden City Project, RB
5.000%, 03/01/2028 (A)	$610	$616
Walker County, Development Authority, RB
3.050%, 01/01/2044 (A)	480	478
		38,607
Guam — 0.4%
Guam, Antonio B. Won Pat International Airport Authority, Ser B, RB
5.000%, 10/01/2031	200	214
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2027	710	720
5.000%, 07/01/2028	800	825
Territory of Guam, Business Privilege Tax, Ser G, RB
5.000%, 01/01/2028	1,335	1,366
		3,125
Illinois — 6.3%
Board of Trustees of the University of Illinois, University of Illinois Health Services Facilities System, RB
5.000%, 10/01/2027	375	384
5.000%, 10/01/2028	475	493
Chicago, Midway International Airport, Ser B, RB
5.000%, 01/01/2030	575	611
5.000%, 01/01/2031	230	247
Chicago, Multi-Family Housing, The Ave SW Project, RB
3.200%, 10/01/2028 (A)	2,465	2,470
Chicago, Ser A, GO
5.000%, 01/01/2027	1,265	1,271
5.000%, 01/01/2029	1,500	1,536
Chicago, Ser B, GO
5.000%, 01/01/2031	1,000	1,030
Chicago, Ser B-EXCHANGE, GO
4.000%, 01/01/2030	1,000	996
Chicago, Wastewater Transmission, RB, BAM
5.000%, 01/01/2029	675	710
Cook County, Ser A, GO
5.000%, 11/15/2030	1,000	1,005
Granite, Solid Waste Disposal, Waste Management Inc Project, AMT, RB
1.250%, 05/01/2027	4,100	4,019
Illinois Finance Authority, University of Chicago, Medical Center, RB
5.000%, 08/15/2054 (A)	1,880	1,999
Illinois Sales Tax Revenue State, Ser A, RB
5.000%, 06/15/2027	1,500	1,525
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, American Water Capital Corp Project, RB
3.875%, 05/01/2040 (A)	$1,000	$1,013
Illinois State, Finance Authority, Noble Network of Charter Schools, RB
5.000%, 09/01/2027	490	497
5.000%, 09/01/2028	515	529
Illinois State, Finance Authority, Southern Illinois Healthcare Enterprises, RB
5.000%, 03/01/2028	410	414
Illinois State, Finance Authority, The Chicago School, RB
5.000%, 04/01/2027	300	303
5.000%, 04/01/2028	400	409
Illinois State, Finance Authority, Waste Management Inc Project, AMT, RB
4.600%, 10/01/2053 (A)	5,500	5,506
Illinois State, Housing Development Authority, Leyden Senior Apartments, RB
3.380%, 07/01/2045 (A)	1,250	1,252
Illinois State, Sales Tax Revenue, Ser A, RB, BAM
5.000%, 06/15/2031	1,000	1,032
Illinois State, Ser A, GO
5.000%, 11/01/2026	2,740	2,750
Illinois State, Ser D, GO
5.000%, 11/01/2026	3,590	3,603
Illinois State, Sports Facilities Authority, RB, AGM
5.000%, 06/15/2027	1,500	1,508
Illinois State, Toll Highway Authority, Ser C, RB
5.000%, 01/01/2029	270	271
5.000%, 01/01/2036	165	165
Illinois State, University, RB
5.000%, 04/01/2029	200	210
5.000%, 04/01/2030	200	212
Jefferson County, Township High School District No. 201 Mt Vernon, Ser A, GO
6.500%, 12/30/2030	1,085	1,221
Kankakee County, Community High School District No. 307 Bradley-Bourbonnais, GO, AG
5.000%, 12/01/2029	225	239
5.000%, 12/01/2030	200	214
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2031	1,500	1,507
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
4.000%, 12/15/2026	1,000	1,003
Sales Tax Securitization, RB
5.000%, 01/01/2030	1,000	1,027

28	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Springfield, GO
5.000%, 12/01/2027	$1,200	$1,230
Will County, Community Unit School District No. 201-U Crete-Monee, Ser U-A, GO, BAM
5.000%, 01/01/2028	350	360
		44,771
Indiana — 2.1%
Greenfield Middle School Building, RB, ST INTERCEPT
5.000%, 07/15/2028	300	312
5.000%, 01/15/2029	200	209
5.000%, 07/15/2029	350	369
Indiana Housing & Community Development Authority, RB
3.200%, 09/01/2044 (A)	2,765	2,762
2.750%, 04/01/2043 (A)	2,310	2,295
2.740%, 10/01/2045 (A)	2,000	1,981
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects, RB
3.550%, 05/01/2037 (A)	1,930	1,951
Indiana State, Municipal Power Agency, Ser A, RB, AGC
5.000%, 01/01/2027	1,865	1,878
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Public Transportation Corporation Project, RB
5.000%, 01/15/2029	450	473
Valparaiso 21st Century School Building, RB, ST AID INTERCEPT
5.000%, 07/15/2027	250	255
5.000%, 01/15/2028	550	566
5.000%, 07/15/2028	450	468
Westfield, Redevelopment Authority, RB
5.000%, 07/01/2027	480	488
Westfield-Washington, Multi-School Building, Ser A, RB, BAM
5.000%, 01/15/2029	900	944
		14,951
Iowa — 0.0%
Iowa Finance Authority, UnityPoint Health Project, RB, TD BANK N.A.
3.100%, 02/15/2039 (A)(D)	200	200
Iowa State, Finance Authority, Mortgage-Backed Securities Program, Ser E, RB, GNMA/FNMA/FHLMC
2.240%, 01/01/2049 (A)	100	100
		300
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kansas — 4.4%
City of Andover Kansas, Ser A, GO
3.500%, 10/01/2028	$10,235	$10,248
City of Augusta Kansas, Ser 1, GO
3.500%, 09/01/2029	1,065	1,070
City of Lawrence Kansas, Ser I, GO
3.000%, 05/01/2029	9,625	9,593
City of Topeka Kansas, Ser A, GO
3.000%, 10/01/2026	2,600	2,600
City of Valley Center Kansas, Ser 1, GO
3.500%, 12/01/2029	700	701
City of Wichita Kansas, RB
3.200%, 09/01/2026 (C)	2,620	2,620
City of Wichita Kansas, Ser S, RB
3.150%, 02/01/2030 (A)	2,250	2,252
Kansas State, Development Finance Authority, University of Kansas Project, Ser A, RB
5.000%, 05/01/2027	1,235	1,237
Manhattan, GO, BAM
5.000%, 06/15/2028	1,385	1,387
		31,708
Kentucky — 5.4%
Berea, Educational Facilities, Berea College, Ser B, RB
3.000%, 06/01/2029 (A)	1,370	1,370
County of Carroll, Kentucky, RB
1.550%, 09/01/2042 (A)	2,000	2,000
Kentucky Municipal Power Agency, Ser B, RB
5.000%, 09/01/2031	1,250	1,340
Kentucky Public Energy Authority, Ser A, RB
5.250%, 06/01/2055 (A)	14,440	15,172
Kentucky State, Housing Corporation, Beecher Terrace Phase IV Project, RB, FHA
5.000%, 09/01/2043 (A)	4,315	4,315
Kentucky State, Interlocal School Transportation Association, COP, ST INTERCEPT
4.000%, 03/01/2028	1,200	1,218
Paducah Electric Plant Board, RB
5.000%, 10/01/2027	750	767
5.000%, 10/01/2029	875	924
5.000%, 10/01/2031	1,000	1,073
Rural Water Financing Agency, RB
3.700%, 05/01/2027	2,000	2,000
Rural Water Financing Agency, Ser S, RB
3.050%, 05/01/2027	2,000	2,000
Trimble County, Environmental Facilities, AMT, RB
4.700%, 06/01/2054 (A)	750	752

SEI Tax Exempt Trust	29

SCHEDULE OF INVESTMENTS

August 31, 2026

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Trimble County, Environmental Facilities, Louisville Gas and Electric Company Project, AMT, RB
4.700%, 06/01/2054 (A)	$750	$755
University of Louisville, Ser D, RB, ST INTERCEPT
5.000%, 03/01/2030	3,140	3,144
University of Louisville, Ser F, RB, ST INTERCEPT
5.000%, 03/01/2027	2,000	2,023
		38,853
Louisiana — 0.8%
City of Shreveport Louisiana Water & Sewer Revenue, RB, AG
5.000%, 12/01/2027	775	793
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Louisiana Insurance Guaranty Association Project, RB
5.000%, 08/15/2027	1,000	1,023
Louisiana State, Offshore Terminal Authority, Ser A, RB
4.150%, 09/01/2027	2,500	2,521
St. John the Baptist Parish, Marathon Oil Project, RB
3.300%, 06/01/2037 (A)	1,000	1,003
		5,340
Maryland — 0.6%
Maryland Health & Higher Educational Facilities Authority, RB
5.000%, 05/15/2030	850	910
Maryland Health & Higher Educational Facilities Authority, Ser A, RB
5.000%, 08/15/2028	700	729
Maryland Health & Higher Educational Facilities Authority, Ser C, RB
5.000%, 08/15/2029	1,500	1,586
Maryland State, Stadium Authority, Football Stadium, Ser A, RB
5.000%, 03/01/2028	1,220	1,262
		4,487
Massachusetts — 1.9%
City of Quincy Massachusetts, GO
5.000%, 08/13/2027	2,000	2,042
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
5.000%, 07/01/2027	1,490	1,500
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Waste Management Inc Project, AMT, RB
1.250%, 05/01/2027 (C)	$2,500	$2,451
Massachusetts State, Development Finance Agency, Wellforce Inc, Ser C, RB, AGM
5.000%, 10/01/2027	435	446
Metrowest Regional Transit Authority, RB, COMWLTH APPROP
3.375%, 09/11/2026	6,775	6,775
		13,214
Michigan — 0.2%
Michigan State, Finance Authority, Henry Ford Health, Detroit South Campus, Central Utility Plant Project, RB
5.000%, 08/31/2027	355	362
Michigan State, Strategic Fund, Consumers Energy Company Project, AMT, RB
0.875%, 04/01/2035 (A)	900	897
		1,259
Minnesota — 1.4%
Brooklyn Center Independent School District No. 286, GO, SD CRED PROG
4.000%, 09/30/2026	700	700
Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project, RB
5.000%, 11/01/2030	250	267
Gibbon, Independent School District No. 2365, Ser A, GO, SD CRED PROG
6.000%, 02/01/2027	200	203
Maple Grove, Health Care Facilities Revenue, North Memorial Health Care, RB
5.000%, 09/01/2029	2,830	2,831
Minneapolis, Allina Health System, Ser A, RB
5.000%, 11/15/2052 (A)	2,000	2,081
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2026	1,310	1,311
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	570	564
Nicollet Independent School District No. 507, Ser A, GO, SD CRED PROG
0.000%, 02/01/2027 (B)	130	128
0.000%, 02/01/2029 (B)	140	129
0.000%, 02/01/2031 (B)	230	194

30	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Saint Paul, Housing & Redevelopment Authority, Health Care System, Fairview Health Services, RB
5.000%, 11/15/2029	$705	$717
Woodbury Housing & Redevelopment Authority, Reserve at Settlers Ridge, RB
3.200%, 02/01/2046 (A)	995	997
		10,122
Missouri — 0.5%
Barry County, Law Enforcement Center Project, COP
5.000%, 10/01/2027	580	589
Health & Educational Facilities Authority of the Missouri State, Ser B, RB
3.125%, 02/01/2027	235	235
Jackson County, RB
5.000%, 12/01/2027	1,110	1,142
Missouri State, Health & Educational Facilities Authority, Lutheran Senior Services Projects, RB
5.000%, 02/01/2030	1,200	1,254
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2026	620	621
		3,841
Montana — 0.1%
Big Sky Resort Area District, RB, AG
5.000%, 07/01/2029	250	265
5.000%, 07/01/2030	220	236
5.000%, 07/01/2031	225	244
		745
Nebraska — 0.2%
Central Plains, Energy Project, Ser A, RB
5.000%, 05/01/2054 (A)	1,000	1,037

New Hampshire — 0.3%
New Hampshire State, Housing Finance Authority, Ser 4, RB, FHA
3.700%, 01/01/2027	1,870	1,871
New Hampshire State, National Finance Authority, Pollution Control, New York State Electric & Gas Corporation Project, AMT, RB
4.000%, 12/01/2028	525	530
		2,401
New Jersey — 2.7%
City of Newark New Jersey, GO
4.000%, 12/11/2026	2,000	2,006
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Haddonfield, Public Schools District, GO, SCH BD RES FD
1.000%, 04/15/2027	$1,725	$1,704
1.000%, 04/15/2028	1,370	1,325
1.000%, 04/15/2029	1,396	1,320
Hopewell Valley Regional School District, GO, SCH BD RES FD
1.500%, 02/01/2033	3,925	3,365
Monmouth County, Improvement Authority, RB
4.000%, 03/12/2027	2,000	2,013
New Jersey Housing & Mortgage Finance Agency, RB, HUD SECT 8
3.100%, 07/01/2029 (A)	2,425	2,426
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, AGM
0.000%, 12/15/2029 (B)	1,390	1,255
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	1,200	1,207
Township of Belleville New Jersey, GO
4.000%, 07/06/2027	2,000	2,011
Winslow, GO
2.000%, 03/01/2029	875	851
		19,483
New Mexico — 0.7%
Farmington, Pollution Control Revenue Bonds, San Juan Project, RB
3.900%, 06/01/2040 (A)	1,000	1,010
New Mexico State, Municipal Energy Acquisition Authority, Gas Supply, RB
5.000%, 06/01/2054 (A)	2,500	2,622
Santa Fe County, Multifamily Housing, Cresta Ranch Apartments, RB
3.290%, 12/10/2049 (A)	1,500	1,503
		5,135
New York — 8.2%
Board of Cooperative Educational Services of Second Supervisory District, RB
3.750%, 06/30/2027	7,115	7,134
Buffalo, Municipal Housing Authority, RB, FHA
2.650%, 07/01/2031	690	645
Glenville Hill Fire District No. 8, GO
4.000%, 09/25/2026	3,410	3,411
Homer Central School District, GO, ST AID WITHHLDG
3.150%, 09/18/2026	5,000	5,000
Long Island Power Authority, Ser B, RB
3.000%, 09/01/2055 (A)	2,050	2,046

SEI Tax Exempt Trust	31

SCHEDULE OF INVESTMENTS

August 31, 2026

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2052 (A)	$1,435	$1,452
3.000%, 09/01/2049 (A)	4,470	4,445
Metropolitan New York, Transportation Authority, RB
5.000%, 11/15/2030	900	973
Metropolitan New York, Transportation Authority, Ser A2, RB
5.000%, 11/15/2027	1,500	1,508
Metropolitan Transportation Authority, RB
5.000%, 11/15/2031	3,000	3,278
New York City Housing Development, RB
3.730%, 05/01/2063 (A)	3,385	3,381
3.250%, 11/01/2065 (A)	5,000	4,993
New York City Housing Development, Ser G, RB
3.100%, 11/01/2032	1,450	1,408
New York City Municipal Water Finance Authority, Sub-Ser, RB
3.150%, 06/15/2041 (A)	2,600	2,600
New York City, Housing Development Authority, Ser E-2, RB
3.800%, 11/01/2063 (A)	3,000	3,022
New York City, Ser A-4, GO
3.100%, 09/01/2049 (A)	1,450	1,450
New York City, Sub-Ser D-4, GO, TD BANK N.A.
3.100%, 08/01/2040 (A)(D)	1,800	1,800
New York City, Sub-Ser L-4, GO, U.S. BANK N.A.
2.900%, 04/01/2038 (A)(D)	200	200
New York State, Housing Finance Agency, RB
3.450%, 11/01/2063 (A)	1,725	1,725
New York State, Housing Finance Agency, Ser A-2, RB
3.450%, 06/15/2054 (A)	1,000	1,004
New York State, Housing Finance Agency, Ser B-2, RB, SONYMA HUD SECT 8
3.600%, 11/01/2062 (A)	120	120
New York State, Housing Finance Agency, Ser C-2, RB, SONYMA
3.200%, 05/01/2066 (A)	450	447
New York State, Housing Finance Agency, Ser F-2, RB, SONYMA
3.250%, 05/01/2056 (A)	80	79
3.125%, 05/01/2056 (A)	70	70
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2026	1,000	1,004
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2026	$1,000	$1,005
Niagara Frontier Transportation Authority Airport System Revenues, AMT, RB
5.000%, 04/01/2028	1,045	1,070
Rib Floater Trust Various States, Ser 2026-1002, RB
2.360%, 07/01/2046 (A)(C)	1,640	1,640
Village of Freeport New York, Ser C, GO
4.000%, 04/23/2027	500	504
Village of Great Neck Plaza New York, GO
4.000%, 04/14/2027	1,173	1,180
		58,594
North Carolina — 0.9%
Charlotte-Mecklenburg, Hospital Authority, RB
3.050%, 01/15/2037 (A)	1,300	1,300
Durham, Housing Authority, 500 East Main, RB, FHA
3.625%, 04/01/2029 (A)	3,575	3,609
North Carolina Medical Care Commission, RB
5.000%, 12/01/2029	1,500	1,592
		6,501
North Dakota — 1.4%
Cass County, Joint Water Resource District, Ser A, RB
3.450%, 04/01/2027	5,000	4,999
Grand Forks, Altru Health System, Ser A, RB, AGM
5.000%, 12/01/2026	100	100
5.000%, 12/01/2027	125	128
5.000%, 12/01/2028	125	130
North Dakota Housing Finance Agency, RB
3.200%, 02/01/2061	4,425	4,423
		9,780
Ohio — 4.3%
American Municipal Power, R.I.C.E. Peaking Project, RB
5.000%, 02/15/2030	805	850
City of Huber Heights Ohio, GO, ST STANDBY NT PURCHASE
5.000%, 11/19/2026	4,000	4,019
City of Monroe Ohio, GO, ST STANDBY NT PURCHASE
4.000%, 08/19/2027	3,000	3,031

32	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Columbus-Franklin County, Finance Authority, RB
3.190%, 06/01/2044 (A)	$1,500	$1,500
2.950%, 07/01/2066 (A)	1,500	1,494
County of Allen, Ohio Hospital Facilities Revenue, Hospital Facilities Revenue, RB
5.000%, 10/01/2049 (A)	3,500	3,560
County of Allen, Ohio Hospital Facilities Revenue, RB, TRUIST BANK
3.150%, 11/01/2050 (A)(D)	300	300
Cuyahoga County, Convention Hotel Project, COP
5.000%, 12/01/2026	845	849
Ohio Housing Finance Agency, Community & Pendelton Apartments Project, RB
3.400%, 07/01/2042 (A)	2,600	2,605
Ohio Housing Finance Agency, Pebble Brooke Apartments Project, RB
3.350%, 07/01/2043 (A)	1,300	1,306
Ohio Housing Finance Agency, RB
3.150%, 01/01/2044 (A)	1,200	1,196
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	1,500	1,507
Ohio State, Higher Educational Facility Commission, Xavier University 2024 Project, RB
5.000%, 05/01/2028	700	717
5.000%, 05/01/2030	540	562
Ohio State, Housing Finance Agency, Terrace Gardens, Ser A, RB, FHA
4.000%, 12/01/2027 (A)	3,075	3,083
Ohio State, RB
5.000%, 01/15/2028	2,000	2,052
Ohio State, University Hospitals Health System, RB
2.550%, 01/15/2045 (A)	2,000	2,000
		30,631
Oklahoma — 2.0%
Garfield County, Educational Facilities Authority, RB
5.000%, 09/01/2029	1,250	1,310
Mcintosh County, Educational Facilities Authority, Eufaula Public Schools Project, RB
5.000%, 09/01/2028	340	350
Murray County, Educational Facilities Authority, RB
5.000%, 09/01/2027	525	532
5.000%, 09/01/2028	550	564
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oklahoma County, Finance Authority, Western Heights Public Schools Project, RB
5.000%, 09/01/2028	$1,365	$1,395
Oklahoma Housing Finance Agency, RB
3.375%, 02/01/2047 (A)	2,000	2,005
Oklahoma State, Development Finance Authority, Ser A, RB
5.000%, 08/15/2031	810	811
Tulsa County, Industrial Authority, Educational Facilities, Broken Arrow Public Schools Project, RB
5.000%, 09/01/2029	350	371
5.000%, 09/01/2030	375	403
Tulsa County, Industrial Authority, RB
5.000%, 09/01/2027	550	561
Tulsa, Ser A, GO
0.050%, 01/01/2027	5,735	5,681
		13,983
Oregon — 0.3%
Lane County, School District No. 1 Pleasant Hill, Ser B-CABS, GO, SCH BD GTY
0.000%, 06/15/2027 (B)	350	341
Multnomah County, School District No. 40, Ser A, GO, SCH BD GTY
0.000%, 06/15/2028 (B)	395	374
Oregon State, Business Development Commission, Intel Corporation Project, Ser 232-RE, RB
3.800%, 12/01/2040 (A)	1,000	1,009
Port of Portland, Airport Revenue, Ser THIRTY-B, AMT, RB
5.000%, 07/01/2027	665	677
		2,401
Pennsylvania — 3.3%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser Senior D2-E-REMK, RB
2.980%, 11/15/2047 (A)	3,000	2,985
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (A)	1,000	1,001
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
2.625%, 02/15/2027	1,000	998
Lycoming County, College Revenue Authority, Lycoming College Project, RB
3.850%, 11/01/2035 (A)	2,000	2,004
Monroeville, Finance Authority, University of Pittsburgh Medical Center, Ser C, RB
5.000%, 05/15/2028	570	590

SEI Tax Exempt Trust	33

SCHEDULE OF INVESTMENTS

August 31, 2026

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania Economic Development Financing Authority, AMT, RB
3.050%, 04/01/2049 (A)	$3,000	$2,997
Pennsylvania Housing Finance Agency, RB, HUD SECT 8
3.150%, 01/01/2046 (A)	3,500	3,499
Pennsylvania State, Economic Development Financing Authority, Rapid Bridge Replacement Project, AMT, RB
5.000%, 12/31/2030	640	641
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, Ser A, RB, AGM
5.000%, 05/01/2029	1,500	1,576
Pennsylvania State, Housing Finance Agency, Ser 120, RB
2.350%, 04/01/2027	1,295	1,289
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	1,155	1,180
Philadelphia, School District, Ser B, RN, ST AID WITHHLDG
5.000%, 06/30/2027	2,000	2,034
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2029	295	295
Scranton-Lackawanna Health & Welfare Authority, University of Scranton, RB
5.000%, 11/01/2027	310	317
5.000%, 11/01/2028	400	415
State, Public School Building Authority, School District of Philadelphia, RB, ST AID WITHHLDG
5.000%, 06/01/2027	1,500	1,508
		23,329
Rhode Island — 0.1%
Providence, Public Building Authority, Capital Improvement Program Projects, RB, AGC
5.000%, 09/15/2029	850	894

South Carolina — 0.7%
Medical University Hospital Authority, RB, FHA INS
5.000%, 11/15/2031	175	189
South Carolina State, Housing Finance & Development Authority, RB
3.250%, 01/01/2046 (A)	2,500	2,497
South Carolina State, Housing Finance & Development Authority, Settlement Manor Apartments Project, RB
5.000%, 11/01/2028 (A)	1,250	1,278
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Santee Cooper, Ser A, RB
5.000%, 12/01/2030	$675	$728
		4,692
Tennessee — 5.1%
Chattanooga, Health Educational & Housing Facility Board, One Westside Phase 1B Project, RB
3.600%, 06/01/2048 (A)	2,500	2,515
Chattanooga, Health Educational & Housing Facility Board, Shallowford Project, RB, FHA
3.800%, 12/01/2029 (A)	2,000	2,003
Franklin, Health & Educational Facilities Board, Multifamily Housing, Harpeth Hills Apartments Project, RB, FHA
3.600%, 11/01/2029 (A)	1,500	1,506
Johnson City, Health & Educational Facilities Board, Ballad Health, Ser A, RB
5.000%, 07/01/2027	400	407
5.000%, 07/01/2028	400	414
Knoxville's Community Development, RB
3.150%, 05/01/2046 (A)	6,000	6,002
Knoxville's Community Development, Ser B-REMK, RB, GNMA HUD SECT 8
2.700%, 12/01/2064 (A)	1,250	1,230
Metropolitan Government Nashville & Davidson County, Health & Educational Facs Bd, RB
5.000%, 07/01/2030	1,000	1,062
3.150%, 12/01/2042 (A)	2,700	2,703
Rutherford County, Health & Educational Facilities Board, RB
5.000%, 11/15/2048 (A)	1,500	1,601
Shelby County, Health Educational & Housing Facility Board, Methodist Le Bonheur Healthcare, RB
5.000%, 05/01/2031	260	262
Tennergy, Gas Supply, Ser A, RB
5.500%, 10/01/2053 (A)	1,000	1,048
Tennergy, RB
5.000%, 06/01/2028	275	283
5.000%, 06/01/2029	825	859
5.000%, 10/01/2054 (A)	7,500	7,809
Tennergy, Ser A, RB
5.500%, 12/01/2027	750	766
5.250%, 12/01/2026	700	703
Tennessee Energy Acquisition, Ser A, RB
5.000%, 11/01/2033	2,200	2,314

34	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Williamson County, Industrial Development Board, Wood Duck Court Apartments, RB, FHA
5.000%, 05/01/2042 (A)	$3,060	$3,070
		36,557
Texas — 13.3%
Austin Affordable Pfc, RB
2.950%, 11/01/2059 (A)	3,200	3,175
Central Texas, Turnpike System, Ser B, RB
5.000%, 08/15/2042 (A)	2,540	2,686
City of San Antonio Texas Electric & Gas Systems Revenue, Ser A, RB
3.000%, 02/01/2055 (A)	2,000	1,979
Conroe, Municipal Management District No. 1, GO, BAM
6.500%, 09/01/2026	390	390
6.500%, 09/01/2027	635	657
6.500%, 09/01/2028	245	261
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark, RB
3.300%, 01/01/2043 (A)	8,710	8,734
Denton County, GO
4.000%, 07/15/2027	740	741
Denton Independent School District, Ser B1, GO, PSF-GTD
4.000%, 08/15/2055 (A)	1,300	1,323
Ector County, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/15/2049 (A)	1,000	1,010
El Paso County, Community College District, RB
5.000%, 04/01/2028	875	907
Fort Bend County, Municipal Utility District No. 162, GO, BAM
5.500%, 09/01/2027	520	532
Fort Bend County, Municipal Utility District No. 222, GO, AG
6.000%, 07/01/2027	290	297
6.000%, 07/01/2028	305	320
6.000%, 07/01/2029	315	340
6.000%, 07/01/2030	335	368
5.000%, 07/01/2031	350	375
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/01/2054 (A)	1,980	1,998
Galveston, Wharves & Terminal Revenue, Ser B, RB
5.000%, 08/01/2028	250	259
5.000%, 08/01/2029	300	316
5.000%, 08/01/2030	300	319
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Greater Texoma, Utility Authority, RB, AGM
4.000%, 10/01/2027	$385	$390
4.000%, 10/01/2028	525	536
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
5.000%, 05/15/2050 (A)	1,000	1,067
Harris County, Hospital District, GO
5.000%, 02/15/2028	750	775
Harris County, Houston Sports Authority, Ser B, RB, AGC
5.000%, 11/15/2026	740	743
Harris County, Municipal Utility District No. 1, GO, AGM
4.000%, 09/01/2026	665	665
4.000%, 09/01/2027	695	702
4.000%, 09/01/2028	725	739
4.000%, 09/01/2029	755	768
Harris County, Municipal Utility District No. 165, GO, BAM
5.500%, 03/01/2027	320	324
5.500%, 03/01/2028	335	348
5.125%, 03/01/2029	350	368
5.000%, 03/01/2030	365	387
Harris County, Municipal Utility District No. 238, GO, NATL
4.000%, 04/01/2030	710	710
Harris County, Municipal Utility District No. 502, GO, BAM
7.250%, 09/01/2026	470	470
7.250%, 09/01/2027	480	499
7.250%, 09/01/2028	495	537
Harris-Waller Counties, Municipal Utility District No. 4, GO, AGC
6.500%, 11/01/2026	695	699
6.500%, 11/01/2027	735	763
6.500%, 11/01/2028	765	820
6.500%, 11/01/2029	805	886
6.500%, 11/01/2030	840	945
Harris-Waller Counties, Municipal Utility District No. 4, GO, BAM
7.250%, 11/01/2026	230	232
7.250%, 11/01/2027	350	366
7.250%, 11/01/2028	345	376
7.250%, 11/01/2029	390	439
Hays Consolidated Independent School District, GO, PSF-GTD
5.000%, 02/15/2029	750	789
Highway 380, Municipal Management District No. 1, GO, BAM
5.500%, 05/01/2027	375	381
5.500%, 05/01/2028	390	407
5.000%, 05/01/2030	420	446

SEI Tax Exempt Trust	35

SCHEDULE OF INVESTMENTS

August 31, 2026

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Houston Housing Finance, RB
2.890%, 08/01/2041 (A)	$1,000	$999
Hutto Independent School District, GO, PSF-GTD
4.000%, 02/01/2055 (A)	1,435	1,460
Kaufman County, Municipal Utility District No. 5, GO, BAM
5.000%, 03/01/2028	305	314
Lubbock, Water & Wastewater System, RB
5.000%, 02/15/2028	355	367
Midland County, Hospital District, Ser A, RB, BAM
5.000%, 05/15/2029	800	839
Montgomery County, Municipal Utility District No. 140, GO, AGM
5.750%, 09/01/2026	175	175
5.750%, 09/01/2027	185	190
5.750%, 09/01/2028	195	205
5.750%, 09/01/2029	205	221
5.375%, 09/01/2030	220	237
Montgomery County, Municipal Utility District No. 186, GO, AGM
5.500%, 12/01/2026	250	251
5.500%, 12/01/2027	250	256
5.500%, 12/01/2028	250	264
5.250%, 12/01/2029	250	266
New Hope, Cultural Education Facilities, Westminster Project, RB
5.000%, 11/01/2027	345	352
5.000%, 11/01/2028	440	455
5.000%, 11/01/2029	570	597
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2027	1,665	1,678
Northside, Independent School District, GO, PSF-GTD
3.550%, 06/01/2050 (A)	1,500	1,508
Northside, Independent School District, Ser B, GO, PSF-GTD
3.450%, 08/01/2054 (A)	3,380	3,386
Pottsboro, Independent School District, GO, PSF-GTD
4.000%, 02/15/2052 (A)	2,100	2,121
Round Rock, Independent School District, Ser A, GO, PSF-GTD
5.000%, 08/01/2044 (A)	1,000	1,072
San Antonio, Electric & Gas Systems Revenue, RB
3.650%, 02/01/2053 (A)	1,000	1,002
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
3.080%, 02/01/2055 (A)	2,000	1,995
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	1,116
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sinton Independent School District, GO, PSF-GTD
5.000%, 08/15/2047 (A)	$2,000	$2,040
Spring Independent School District, GO, PSF-GTD
4.000%, 08/15/2033	445	441
Tarrant County, Cultural Education Facilities Finance, RB
5.000%, 11/15/2030	2,000	2,149
Tarrant County, Housing Finance Corporation, Multifamily Housing, Wildwood Branch, RB
3.600%, 02/01/2043 (A)	5,500	5,531
Texas Municipal Gas Acquisition & Supply IV, Ser A, RB
5.500%, 01/01/2054 (A)	2,000	2,090
Texas Municipal Gas Acquisition & Supply V, RB
5.000%, 04/01/2029	750	772
Texas State, Affordable Housing Corporation, Norman Commons, RB
3.625%, 01/01/2045 (A)	940	942
Texas State, Affordable Housing, RB
3.050%, 07/01/2030 (A)	1,725	1,719
Texas State, Department of Housing & Community Affairs, Multifamily Housing, Palladium Old FM 471, RB, FHA
3.050%, 09/01/2029 (A)	3,530	3,532
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
3.330%, 12/15/2026 (A)	345	345
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
3.281%, 09/15/2027 (A)	2,150	2,154
Texas State, Municipal Gas Acquisition & Supply IV, Ser A, RB
5.250%, 01/01/2028	3,185	3,262
Texas State, Municipal Gas Acquisition & Supply V, RB
5.000%, 01/01/2027	750	754
THF Public Facility, Covington Acres, RB
3.340%, 02/01/2044 (A)	1,000	1,005
Victory Street Public Facility, Ser N, RB
3.150%, 01/01/2047 (A)	2,000	2,000
		94,626
Utah — 0.5%
Cache County, School District, GO, SCH BD GTY
4.000%, 06/15/2030	1,500	1,501

36	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Utah State, Charter School Finance Authority, Summit Academy, Ser A, RB, UT CSCE
5.000%, 04/15/2027	$250	$253
5.000%, 04/15/2029	200	209
5.000%, 04/15/2030	215	227
Utah State, Housing Corporation, Promontory Place Apartments, RB
3.400%, 02/01/2028 (A)	1,000	1,004
		3,194
Virgin Islands — 0.3%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2026	2,425	2,428

Virginia — 1.3%
Fairfax County, Redevelopment & Housing Authority, Dominion Square North Project, RB
5.000%, 01/01/2045 (A)	50	51
Harrisonburg, Redevelopment & Housing Authority, Wesley Apartments Project, RB
4.000%, 12/01/2028 (A)	1,950	1,955
Isle of Wight County, Economic Development Authority, RB, AGM
5.000%, 07/01/2029	500	530
5.000%, 07/01/2030	550	590
Louisa Industrial Development Authority, Virginia Electric and Power Company Project, RB
3.125%, 11/01/2035 (A)	3,435	3,406
Virginia Housing Development Authority, Sub-Ser F-SUB, RB
3.650%, 07/01/2033	245	243
3.600%, 01/01/2033	260	258
3.450%, 07/01/2032	370	364
3.400%, 01/01/2032	240	237
Virginia Small Business Financing Authority, RB
5.000%, 10/01/2029	1,110	1,159
Virginia State, Housing Development Authority, Ser C, RB
3.900%, 01/01/2030	315	318
3.800%, 07/01/2029	355	359
		9,470
Washington — 1.2%
King County, Housing Authority, Ser A1, RB
5.000%, 01/01/2030	3,295	3,426
Port of Seattle, AMT, RB
5.000%, 07/01/2029	510	534
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port of Seattle, Ser A, AMT, RB
5.000%, 05/01/2029	$1,595	$1,616
Skagit County, Public Hospital District No. 1, RB
4.000%, 12/01/2026	1,000	1,001
Washington Health Care Facilities Authority, RB
5.000%, 10/01/2030	1,700	1,813
		8,390
West Virginia — 0.2%
West Virginia Housing Development Fund, RB, HUD SECT 8
2.875%, 11/01/2028 (A)	1,650	1,646

Wisconsin — 2.8%
County of Buffalo, Wisconsin, GO
4.000%, 09/01/2028	595	603
Dane County, Airport Project, AMT, GO
5.000%, 06/01/2027	2,230	2,266
Fort Atkinson, GO
4.000%, 02/01/2027	340	342
Milwaukee, Ser B3, GO
4.000%, 03/15/2028	1,115	1,116
Milwaukee, Ser N3, GO, AGM
5.000%, 04/01/2029	1,000	1,051
Milwaukee, Ser N-4, GO
5.000%, 04/01/2029	885	928
Public Finance Authority, RB
5.000%, 12/01/2030	870	910
Slinger, Redevelopment Authority, Police Station Project, Ser A, RB
5.000%, 03/01/2030	75	80
Wisconsin Health & Educational Facilities Authority, Hospital Sisters Credit Group, RB
5.000%, 08/15/2028	1,250	1,299
Wisconsin Health & Educational Facilities Authority, RB
5.000%, 12/01/2026	3,625	3,643
Wisconsin State, Health & Educational Facilities Authority, Rogers Memorial Hospital, RB
5.000%, 07/01/2029	310	311
Wisconsin State, Health & Educational Facilities Authority, UnityPoint Health, Ser A, RB
5.000%, 12/01/2028	1,300	1,304
Wisconsin State, Housing & Economic Development Authority, Multifamily Housing, The Intersect Project, Ser I, RB
5.000%, 11/01/2058 (A)	1,250	1,260

SEI Tax Exempt Trust	37

SCHEDULE OF INVESTMENTS

August 31, 2026

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
3.750%, 11/01/2055 (A)	$2,555	$2,558
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.700%, 10/01/2046 (A)	920	933
3.300%, 10/01/2046 (A)	1,000	1,000
		19,604

Total Municipal Bonds
(Cost $718,144) ($ Thousands)		717,346

Total Investments in Securities — 100.5%
(Cost $718,144) ($ Thousands)		$717,346

Percentages are based on Net Assets of $713,612 ($ Thousands).

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Zero coupon security.
(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2026, the value of these securities amounted to $12,306 ($ Thousands), representing 1.7% of the Net Assets of the Fund.
(D)	Securities are held in connection with a letter of credit issued by a major bank.

As of August 31, 2026, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

38	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2026

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.1%
California — 98.4%
Anaheim, Housing & Public Improvements Authority, Electric Utility Generation System Improvements, Ser S, RB
5.000%, 10/01/2034	$1,000	$1,020
Bay Area Toll Authority, Ser F-2, RB
5.000%, 04/01/2036	1,000	1,096
Bay Area Toll Authority, Sub-Ser S-11, RB
5.000%, 04/01/2036	2,000	2,241
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2032	4,215	4,576
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT, RB, AG
5.250%, 07/01/2038	1,800	1,982
5.250%, 07/01/2039	1,900	2,070
California Municipal Finance Authority, SAC Health System, RB
5.000%, 09/01/2031	370	393
5.000%, 09/01/2033	470	504
5.000%, 09/01/2035	510	545
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.001%, 08/01/2055 (A)	2,000	2,074
5.000%, 11/01/2033	3,500	3,712
5.000%, 01/01/2055 (A)	4,250	4,315
5.000%, 10/01/2055 (A)	3,000	3,030
5.000%, 03/01/2056 (A)	2,000	2,108
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	5,017
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	1,000	1,039
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2031	470	516
California State, Enterprise Development Authority, CSAC Headquarters Building Project, RB
5.000%, 06/01/2036	250	265
5.000%, 06/01/2038	250	260
California State, GO
Pre-Refunded @ 100
5.000%, 08/01/2027 (B)	15	15
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, GO
5.000%, 11/01/2031	$4,500	$4,860
5.000%, 09/01/2032	1,000	1,109
5.000%, 09/01/2035	1,000	1,103
5.000%, 10/01/2035	5,000	5,486
5.000%, 10/01/2039	1,000	1,070
4.000%, 08/01/2034	4,000	4,188
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,215
California State, Health Facilities Financing Authority, Adventist Health System, Ser S, RB
5.000%, 12/01/2036	2,500	2,659
5.000%, 12/01/2037	3,180	3,352
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2054 (A)	1,000	1,087
California State, Health Facilities Financing Authority, Common Spirit Health, Ser A, RB
5.000%, 12/01/2035	1,000	1,095
5.000%, 12/01/2036	1,000	1,087
California State, Health Facilities Financing Authority, El Camino Health Services, Ser A, RB
5.000%, 02/01/2035	500	570
5.000%, 02/01/2036	200	222
5.000%, 02/01/2037	750	827
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	4,244
California State, Health Facilities Financing Authority, Rady Children's Hospital San Diego, RB
5.000%, 08/15/2047 (A)	2,000	2,168
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
5.250%, 10/01/2050 (A)	1,000	1,101
5.000%, 10/01/2039 (A)	1,500	1,532
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.000%, 11/15/2034	700	791
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	810	816
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,234	1,258
California State, Infrastructure & Economic Development Bank, California Academy of Sciences, RB
3.250%, 08/01/2029	3,000	3,007

SEI Tax Exempt Trust	39

SCHEDULE OF INVESTMENTS

August 31, 2026

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, Los Angeles County Museum, RB
3.250%, 06/01/2033	$1,000	$989
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, RB
5.000%, 11/01/2035	850	932
5.000%, 11/01/2037	465	501
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, Ser B, RB
5.000%, 11/01/2031	535	583
5.000%, 11/01/2032	850	931
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2027	1,170	1,186
California State, Municipal Finance Authority, Eskaton Properties, RB
5.000%, 11/15/2034	1,275	1,381
5.000%, 11/15/2035	1,340	1,444
5.000%, 11/15/2036	1,410	1,508
California State, Municipal Finance Authority, Humangood Obligation Group, RB
5.000%, 10/01/2036	1,000	1,051
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
4.000%, 10/01/2029	1,260	1,261
California State, Municipal Finance Authority, Ignatius College Prep, Ser A, RB
5.000%, 09/01/2034	500	568
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	738
5.000%, 05/15/2030	900	960
California State, Municipal Finance Authority, Republic Services Inc Project, AMT, RB
4.375%, 09/01/2053 (A)	2,000	2,055
California State, Municipal Finance Authority, Ser A-1, RB
5.000%, 06/01/2056 (A)	2,000	2,076
California State, Municipal Finance Authority, SFMTA Potrero Yard Modernization, RB
5.000%, 06/30/2032	1,000	1,066
5.000%, 09/01/2038	1,000	1,087
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Public Finance Authority, Healthcare Obligated Group, RB
5.000%, 08/01/2033	$1,550	$1,747
California State, Public Works Board, May Lee State Office Complex, Ser S, RB
5.000%, 04/01/2036	750	830
California State, Public Works Board, Various Capital Projects, RB
5.000%, 12/01/2035	2,000	2,184
California State, Public Works Board, Various Capital Projects, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2027 (B)	120	123
California State, School Finance Authority, Magnolia Public Schools Obligation, RB
4.250%, 07/01/2035 (C)	1,980	1,985
California State, Statewide Communities Development Authority, John Muir Health, Ser A, RB
5.000%, 12/01/2035	1,250	1,393
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,244
California State, Statewide Communities Development Authority, Odd Fellows Home of California Project, RB, CA MTG INS
2.500%, 04/01/2031	2,000	1,946
California State, Statewide Communities Development Authority, Sequoia Living Project, RB, CA MTG INS
5.000%, 07/01/2032	490	539
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
4.000%, 05/15/2046	1,000	919
California State, University Revenue Systemwide, Ser 2016B-2, RB
0.550%, 11/01/2049 (A)	3,000	2,990
Chabot-Las Positas, Community College District, Ser B, GO
3.000%, 08/01/2030	1,250	1,257
Eureka, Public Financing Authority, RB, BAM
5.000%, 10/01/2034	510	571
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
3.050%, 04/15/2034	1,320	1,206
Indio, Electric Financing Authority, Ser A, RB
5.000%, 01/01/2033	130	145
5.000%, 01/01/2034	175	194
5.000%, 01/01/2035	135	148

40	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Long Beach, Bond Finance Authority, RB
5.000%, 08/01/2035	$500	$558
Los Angeles County, Metropolitan Transportation Authority, I-105 Express Lanes Project, Ser A, RB
5.000%, 06/01/2037	1,350	1,476
Los Angeles County, Public Works Financing Authority, Ser H, RB
5.000%, 12/01/2035	2,000	2,267
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser G, AMT, RB
5.000%, 05/15/2034	1,500	1,596
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2028	1,000	1,033
5.000%, 05/15/2029	3,000	3,147
Los Angeles, Department of Airports, Ser B, AMT, RB
5.000%, 05/15/2033	4,005	4,377
Los Angeles, Department of Water & Power, Water System Revenue, Ser D, RB
5.000%, 07/01/2033	385	419
5.000%, 07/01/2034	545	589
5.000%, 07/01/2035	1,210	1,295
Los Angeles, Department of Water & Power, Water System Revenue, Ser E, RB
5.000%, 07/01/2035	6,225	6,792
Los Angeles, Municipal Improvement Corp, Capital Equipment and Real Property, RB
5.000%, 05/01/2034	500	556
5.000%, 05/01/2035	500	553
Los Angeles, Municipal Improvement Corp, Los Angeles Convention Center, RB
5.000%, 05/01/2038	1,750	1,904
Los Angeles, Unified School District, COP
5.000%, 10/01/2035	1,220	1,337
Los Angeles, Unified School District, COP
Pre-Refunded @ 100
5.000%, 10/01/2033 (B)	1,780	2,026
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2031	2,500	2,717
5.000%, 07/01/2034	2,230	2,503
Modesto, Irrigation District, Ser A, RB
5.000%, 10/01/2034	700	783
5.000%, 10/01/2035	900	999
Mount Diablo, Unified School District, Ser C, GO
5.000%, 08/01/2037	285	320
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	130	128
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ontario, Public Financing Authority, Ser A, RB
5.000%, 11/01/2037	$1,000	$1,113
Pasadena County, Public Financing Authority, Rose Bowl Renovation Project, RB
5.000%, 06/01/2036	1,000	1,127
5.000%, 06/01/2037	2,000	2,233
Plumas Lake, Elementary School District, COP, AG
5.000%, 06/01/2033	580	608
River Islands, Public Financing Authority, Ser A, RB, AG
5.000%, 09/01/2036	300	334
Riverside County, Public Financing Authority, TA, AGM
5.000%, 10/01/2035	1,000	1,108
5.000%, 10/01/2036	650	716
5.000%, 10/01/2037	700	765
Sacramento, Municipal Utility District, Ser N-1, RB
5.000%, 11/15/2036	3,000	3,357
Sacramento, Municipal Utility District, Sub-Ser G, RB
5.000%, 08/15/2056 (A)	2,000	2,217
Sacramento, Unified School District, GO, AG
5.000%, 08/01/2038	2,085	2,213
San Diego County, Regional Airport Authority, AMT, RB
5.250%, 07/01/2035	2,000	2,200
5.250%, 07/01/2037	750	827
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2027	500	509
5.000%, 07/01/2028	1,000	1,017
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 05/01/2037	1,500	1,605
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser A, AMT, Special Tax
5.250%, 05/01/2038	1,000	1,106
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser D, AMT, RB
5.000%, 05/01/2032	2,000	2,167
San Francisco City & County, Public Utilities Commission Wastewater Revenue, Ser A, RB
5.000%, 10/01/2035	2,000	2,202

SEI Tax Exempt Trust	41

SCHEDULE OF INVESTMENTS

August 31, 2026

California Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco City & County, Redevelopment Agency Successor Agency, Special Tax, AGM
5.000%, 08/01/2035	$700	$774
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
3.000%, 08/01/2032	1,000	975
3.000%, 08/01/2033	2,580	2,489
Southern California, Logistics Airport Authority, Ser A, TA, AG
5.000%, 12/01/2037	430	482
Southern California, Public Power Authority, RB
5.000%, 07/01/2053 (A)	2,000	2,081
Southern California, Public Power Authority, Ser A, RB
5.000%, 07/01/2035	400	427
Stockton, Unified School District, Ser A, GO, BAM
5.000%, 08/01/2031	750	828
5.000%, 08/01/2032	600	671
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	591
4.000%, 08/01/2028	435	444
4.000%, 08/01/2029	735	754
4.000%, 08/01/2030	1,320	1,360
University of California, Ser BV, RB
5.000%, 05/15/2036	3,000	3,316
University of California, Ser BZ, RB
5.000%, 05/15/2038	2,000	2,194
University of California, Ser CD, RB
5.000%, 05/15/2036	3,500	3,950
University of California, Ser CE, RB
5.000%, 11/15/2039	2,000	2,219
		213,717
Guam — 0.7%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2035	1,375	1,474

Total Municipal Bonds
(Cost $222,398) ($ Thousands)		215,191
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	5,402,609	$5,403
Total Cash Equivalent
(Cost $5,403) ($ Thousands)		5,403
Total Investments in Securities — 101.6%
(Cost $227,801) ($ Thousands)		$220,594

Percentages are based on Net Assets of $217,102 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security (see Note 3).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2026, the value of these securities amounted to $1,985 ($ Thousands), representing 0.9% of the Net Assets of the Fund.

42	SEI Tax Exempt Trust

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	215,191	–	215,191
Cash Equivalent	5,403	–	–	5,403
Total Investments in Securities	5,403	215,191	–	220,594

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended August 31, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1 ,574	$55,902	$(52,073)	$—	$—	$5,403	$73	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust	43

SCHEDULE OF INVESTMENTS

August 31, 2026

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.6%
Guam — 0.7%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$400	$425

Massachusetts — 97.9%
Boston, Ser A, GO
4.000%, 11/01/2031	1,500	1,566
Commonwealth of Massachusetts Transportation Fund Revenue, RB
5.000%, 06/01/2038	1,000	1,105
Commonwealth of Massachusetts, Ser B, GO
5.000%, 06/01/2036	750	839
Hingham, GO
4.000%, 02/15/2030	340	349
4.000%, 02/15/2031	320	327
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	400	438
5.250%, 07/01/2031	750	831
5.000%, 07/01/2036	1,500	1,698
Massachusetts Bay, Transportation Authority, Ser B, RB
5.000%, 07/01/2037	1,000	1,110
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,097
Massachusetts Development Finance Agency, Beth Israel Lahey Health, RB, AG
5.000%, 07/01/2032	250	274
Massachusetts Development Finance Agency, RB
5.500%, 10/01/2035	500	541
5.000%, 03/01/2031	590	618
5.000%, 10/01/2032	860	939
5.000%, 09/01/2038	1,000	1,084
5.000%, 12/01/2038	1,800	1,944
Massachusetts Development Finance Agency, Ser F, RB
5.000%, 07/01/2038	1,000	1,102
Massachusetts Development Finance Agency, Ser N, RB
5.000%, 07/01/2037	500	554
Massachusetts Development Finance Agency, Ser S, RB
4.000%, 02/15/2036	500	523
Massachusetts Development Finance Agency, Tufts University Student Housing Project, RB
5.000%, 06/01/2037	440	473
5.000%, 06/01/2038	670	712
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts Port Authority, Ser A, AMT, RB
5.000%, 07/01/2036	$500	$516
Massachusetts School Building Authority, Sub-Ser, RB
5.000%, 02/15/2038	500	564
Massachusetts State, Clean Water Trust, RB
5.000%, 02/01/2032	1,000	1,107
5.000%, 02/01/2033	500	559
Massachusetts State, Development Finance Agency, Amherst College, RB
5.000%, 11/01/2055 (A)	1,000	1,123
Massachusetts State, Development Finance Agency, Babson College, RB
5.000%, 10/01/2033	1,115	1,224
Massachusetts State, Development Finance Agency, Boston University Housing Project, RB
5.000%, 10/01/2065 (A)	1,000	1,101
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T, RB
5.000%, 03/01/2034	3,000	3,361
Massachusetts State, Development Finance Agency, Emerson College, RB
5.250%, 01/01/2038	610	647
5.000%, 01/01/2037	600	631
Massachusetts State, Development Finance Agency, Harvard University, Ser B, RB
4.000%, 02/15/2036	1,250	1,308
Massachusetts State, Development Finance Agency, Lasell Village, RB
5.000%, 07/01/2029	1,000	1,046
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser A, RB
5.000%, 07/01/2050 (A)	1,000	1,058
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser D, RB
5.000%, 07/01/2030	400	428
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2036	350	385
Massachusetts State, Development Finance Agency, Olin College, Ser F, RB
5.000%, 11/01/2035	650	705
Massachusetts State, Development Finance Agency, Partners Healthcare System, RB
5.000%, 07/01/2030	1,000	1,027
Massachusetts State, Development Finance Agency, Trustees of Deerfield Academy, RB
5.000%, 10/01/2032	1,000	1,121

44	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
5.000%, 07/01/2031	$1,000	$1,011
5.000%, 07/01/2035	1,000	1,088
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
5.000%, 09/01/2030	210	223
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	874
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2030	375	398
5.000%, 07/01/2033	1,000	1,050
Massachusetts State, Municipal Wholesale Electric, Cotton Solar Project, RB
5.000%, 07/01/2033	380	419
5.000%, 07/01/2034	200	220
5.000%, 07/01/2035	250	273
5.000%, 07/01/2036	275	299
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	444
5.000%, 07/01/2032	440	478
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,017
5.000%, 07/01/2029	840	882
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,017
5.000%, 07/01/2028	750	772
5.000%, 07/01/2029	500	526
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,036
Massachusetts State, RB, NATL
5.500%, 01/01/2034 (B)	350	392
Massachusetts State, Ser A, GO
5.000%, 01/01/2035	310	322
5.000%, 03/01/2035	565	629
Massachusetts State, Ser B, GO
5.000%, 11/01/2036	750	826
Massachusetts State, Ser C, GO
5.000%, 10/01/2033	2,500	2,762
5.000%, 10/01/2034	210	230
Massachusetts State, Ser E, GO
5.000%, 11/01/2030	1,000	1,088
5.000%, 11/01/2031	345	373
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2037	1,000	1,103
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Water Resources Authority, Ser C, RB
5.000%, 08/01/2037	$510	$563
Massachusetts Water Resources Authority, Ser C, RB
5.000%, 08/01/2038	1,000	1,115
Tri-County, Regional Vocational Technical School District, GO
5.000%, 06/01/2038	775	840
		58,305

Total Municipal Bonds
(Cost $60,096) ($ Thousands)		58,730

	Shares
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	315,837	316
Total Cash Equivalent
(Cost $316) ($ Thousands)		316
Total Investments in Securities — 99.1%
(Cost $60,412) ($ Thousands)		$59,046

Percentages are based on Net Assets of $59,591 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security (see Note 6).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	58,730	–	58,730
Cash Equivalent	316	–	–	316
Total Investments in Securities	316	58,730	–	59,046

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust	45

SCHEDULE OF INVESTMENTS

August 31, 2026

Massachusetts Municipal Bond Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended August 31, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$337	$15,247	$(15,268)	$—	$—	$316	$29	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

46	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2026

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.6%
Delaware — 3.0%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,052
5.000%, 01/01/2030	180	192
5.000%, 01/01/2031	115	124
5.000%, 01/01/2032	225	247
5.000%, 01/01/2033	225	245
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2035	450	497
5.000%, 01/01/2036	340	373
		2,730
Guam — 1.2%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	625	673
5.000%, 07/01/2037	400	424
		1,097
New Jersey — 84.4%
Bergen County, GO
3.000%, 07/15/2029	1,000	998
Casino Reinvestment Development Authority, Ser A, RB, AGC
5.000%, 11/01/2035	1,600	1,740
Casino Reinvestment Development Authority, Ser B, RB, AGC
5.000%, 11/01/2035	500	544
Edison, GO
3.000%, 03/15/2033	1,635	1,574
Gloucester County, Improvement Authority, RB, BAM
5.000%, 07/01/2036	700	745
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
5.000%, 07/01/2031	375	402
Jersey City, Redevelopment Agency, RB, MUN GOVT GTD
4.000%, 12/15/2031	1,000	1,030
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	401
Montclair State University, RB
5.000%, 07/01/2031	1,250	1,354
Montclair State University, Ser A, RB, AG
5.000%, 07/01/2036	520	575
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	2,000	2,087
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2033	650	707
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	$1,000	$1,015
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,158
New Jersey State, Economic Development Authority, Ser SSS, RB
5.000%, 06/15/2035	1,030	1,128
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement, RB
5.000%, 09/01/2035	1,000	1,084
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2033	350	380
New Jersey State, Educational Facilities Authority, RB
5.000%, 07/01/2029	1,605	1,690
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2033	1,360	1,437
New Jersey State, Educational Facilities Authority, Ser A1, RB
5.000%, 03/01/2037	2,000	2,204
New Jersey State, Educational Facilities Authority, Stevens Institute of Technology, RB
5.000%, 07/01/2028	880	895
New Jersey State, Educational Facilities Authority, William Patterson University, RB, BAM
5.000%, 07/01/2032	1,500	1,635
New Jersey State, Health Care Facilities Financing Authority, AtlantiCare Health System, RB
5.000%, 07/01/2031	725	783
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2031	1,080	1,097
5.000%, 07/01/2033	1,000	1,096
5.000%, 07/01/2035	350	386
5.000%, 07/01/2036	525	575
5.000%, 07/01/2037	820	828
New Jersey State, Health Care Facilities Financing Authority, RB
5.000%, 07/01/2028	1,365	1,422

SEI Tax Exempt Trust	47

SCHEDULE OF INVESTMENTS

August 31, 2026

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2029	$2,000	$2,119
5.000%, 07/01/2032	1,225	1,324
5.000%, 07/01/2034	1,205	1,334
5.000%, 07/01/2036	2,000	2,185
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2030	1,250	1,317
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2033	2,400	2,571
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2030	700	742
5.000%, 12/01/2031	615	654
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	510
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	208
5.000%, 07/01/2029	270	287
5.000%, 07/01/2030	260	275
5.000%, 07/01/2031	375	396
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2032	1,375	1,522
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.000%, 06/15/2034	1,055	1,066
4.000%, 06/15/2035	2,585	2,599
4.000%, 06/15/2036	1,515	1,512
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.000%, 06/15/2037	500	535
5.000%, 06/15/2038	1,500	1,624
New Jersey State, Transportation Trust Fund Authority, Ser CC, RB
5.000%, 06/15/2034	1,500	1,659
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	2,500	2,696
5.000%, 06/15/2036	940	999
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	1,500	1,654
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2034	$3,000	$3,334
5.000%, 01/01/2036	750	831
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2035	1,000	1,115
New Jersey State, Turnpike Authority, Ser G, RB
4.000%, 01/01/2035	1,000	1,004
North Hudson Sewerage Authority, RB, AG
5.000%, 06/01/2035	565	633
5.000%, 06/01/2036	500	560
5.000%, 06/01/2037	650	718
5.000%, 06/01/2038	500	546
5.000%, 06/01/2039	750	813
Passaic County, Improvement Authority, Paterson Project, RB, ST AID WITHHLDG
5.000%, 08/01/2027	545	546
Somerset County, Ser A&B, GO
3.000%, 08/01/2030	540	538
South Jersey, Transportation Authority, Ser A, RB, AGM
5.000%, 11/01/2032	1,250	1,316
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2032	500	512
5.000%, 06/01/2034	3,000	3,069
Union County, Improvement Authority, RB, CNTY-GTD
5.000%, 04/15/2036	400	445
5.000%, 04/15/2037	550	607
		77,345
New York — 7.8%
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2032	2,415	2,518
New York & New Jersey, Port Authority, Ser 223, AMT, RB
5.000%, 07/15/2033	2,165	2,300
4.000%, 07/15/2036	1,325	1,309
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2037	1,000	1,045
		7,172
Pennsylvania — 3.2%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,000	1,019
Delaware River, Joint Toll Bridge Commission, Ser C, RB
5.000%, 07/01/2039	1,000	1,089

48	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware River, Port Authority, RB
5.000%, 01/01/2037	$750	$825
		2,933

Total Municipal Bonds
(Cost $93,421) ($ Thousands)		91,277

	Shares
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	1,312,755	1,313
Total Cash Equivalent
(Cost $1,313) ($ Thousands)		1,313
Total Investments in Securities — 101.0%
(Cost $94,734) ($ Thousands)		$92,590

Percentages are based on Net Assets of $91,649 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security (see Note 3).

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	91,277	–	91,277
Cash Equivalent	1,313	–	–	1,313
Total Investments in Securities	1,313	91,277	–	92,590

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended August 31, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$198	$21,972	$(20,857)	$—	$—	$1,313	$58	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust	49

SCHEDULE OF INVESTMENTS

August 31, 2026

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.7%
Guam — 1.9%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	$725	$781
5.000%, 07/01/2037	420	445
Territory of Guam, Business Privilege Tax, Ser G, RB
5.000%, 01/01/2030	800	841
		2,067

New York — 96.8%
Albany Capital Resource, RB
5.000%, 05/01/2035	415	456
Albany, Capital Resource, RB
5.000%, 05/01/2036	500	547
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	900	954
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2034	1,000	1,060
Build NYC Resource, Success Academy Charter School Project, RB
5.000%, 09/01/2035	900	944
5.000%, 09/01/2036	1,000	1,044
5.000%, 09/01/2037	1,475	1,532
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	502
Build NYC Resource, Urban Resource Institute Project, RB
4.125%, 12/01/2035	500	505
Genesee County, Funding, Rochester Regional Health Project, RB
5.000%, 12/01/2032	650	691
Hudson Yards Infrastructure, RB
5.000%, 02/15/2034	1,970	2,169
Long Island Power Authority, Ser B, RB
5.000%, 09/01/2032	600	666
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2030	1,500	1,500
Metropolitan New York, Transportation Authority, RB
5.000%, 11/15/2037	1,895	2,049
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,093
Metropolitan New York, Transportation Authority, Ser C-1-B, RB, BAM-TCRS
5.000%, 11/15/2031	1,750	1,806
Metropolitan Transportation Authority, RB
5.000%, 11/15/2032	2,000	2,202
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroe County, Industrial Development Authority, St. John Fisher University Project, RB
5.000%, 06/01/2033	$750	$812
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2030	3,100	3,253
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2033	1,500	1,608
5.000%, 08/01/2037	1,765	1,844
New York City Municipal Water Finance Authority, Ser DD-REMK, RB
5.000%, 06/15/2033	1,000	1,119
New York City Municipal Water Finance Authority, Sub-Ser, RB
5.000%, 06/15/2036	650	732
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Sub-Ser C-S, RB
5.000%, 05/01/2038	1,500	1,608
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Sub-Ser, RB
5.000%, 05/01/2037	2,280	2,456
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser S, RB
5.000%, 02/01/2039	3,000	3,223
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
5.000%, 11/01/2032	1,000	1,100
New York City, Energy Finance Development, RB
5.000%, 07/01/2056 (A)	2,125	2,169
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,028
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	1,838
New York City, Ser 1, GO
5.000%, 08/01/2028	1,000	1,020
New York City, Ser A, GO
5.000%, 08/01/2034	1,000	1,107
New York City, Ser C, GO
5.000%, 08/01/2032	1,345	1,427
New York City, Ser F-1, GO
5.000%, 08/01/2029	1,895	1,987

50	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Iona University, RB, AG
5.000%, 07/01/2037	$760	$828
5.000%, 07/01/2038	850	918
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2030	1,095	1,164
New York State, Dormitory Authority, Mount Sinai Hospital Obligated Group, RB
5.500%, 07/01/2038	1,925	2,062
New York State, Dormitory Authority, Northwell Healthcare Inc Obligated Group, RB
5.000%, 05/01/2034	1,000	1,100
4.000%, 05/01/2037	1,250	1,232
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group, RB
5.000%, 08/01/2035	2,000	2,202
New York State, Dormitory Authority, RB
5.000%, 07/01/2027	1,490	1,521
5.000%, 07/01/2027 (B)	10	10
5.000%, 03/15/2032	1,500	1,654
4.000%, 07/01/2030 (B)	40	42
New York State, Dormitory Authority, RB, AG ST AID WITHHLDG
5.000%, 10/01/2032	2,000	2,214
New York State, Dormitory Authority, Rochester Institute of Technology, RB
5.000%, 07/01/2033	1,000	1,094
New York State, Dormitory Authority, Roswell Park Cancer Institute Obligated Group, RB, AG
5.000%, 07/01/2033	750	825
5.000%, 07/01/2034	1,255	1,386
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026 (B)	5	5
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2030	1,200	1,275
5.000%, 10/01/2036	2,000	2,157
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, ST AID WITHHLDG
5.000%, 10/01/2029	2,500	2,560
New York State, Dormitory Authority, Ser S, RB
4.000%, 07/01/2030	790	820
New York State, Dormitory Authority, The New School, Ser A, RB
5.000%, 07/01/2035	1,365	1,484
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, White Plains Hospital Obligated Group, RB, AG
5.000%, 10/01/2038	$1,000	$1,067
New York State, Energy Research & Development Authority, Pollution Control, Ser C-REMK, RB
4.000%, 04/01/2034	1,000	1,016
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.250%, 10/01/2035	1,500	1,668
New York State, Mortgage Agency, Ser 2, AMT, RB
5.000%, 04/01/2029	1,700	1,762
New York State, Power Authority, Green Transmission Project, RB, AGM
5.000%, 11/15/2035	1,370	1,529
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2034	1,860	1,905
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2032	1,055	1,134
5.000%, 12/01/2033	1,560	1,668
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2030	1,000	1,073
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2030	1,275	1,276
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 10/01/2035	1,000	1,036
New York State, Urban Development, Ser E, RB
5.000%, 03/15/2032	615	657
New York Transportation Development, JFK International Airport Terminal 1 Project, AMT, RB, AG
5.500%, 06/30/2038	1,700	1,846
Suffolk, Tobacco Asset Securitization, RB
4.000%, 06/01/2035	2,345	2,332
Triborough Bridge & Tunnel Authority, RB
5.000%, 11/15/2031	1,250	1,378
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, RB
5.000%, 12/01/2037	2,000	2,195

SEI Tax Exempt Trust	51

SCHEDULE OF INVESTMENTS

August 31, 2026

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A, RB
5.000%, 02/01/2028	$3,335	$3,447
Trust for Cultural Resources of The City of New York, RB
5.000%, 12/01/2032	2,000	2,202
Utility Debt Securitization Authority, Ser TE-2, RB
5.000%, 12/15/2032	2,000	2,176
		105,971
Total Municipal Bonds
(Cost $109,513) ($ Thousands)		108,038

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	270,453	270
Total Cash Equivalent
(Cost $270) ($ Thousands)		270
Total Investments in Securities — 98.9%
(Cost $109,783) ($ Thousands)		$108,308
Percentages are based on Net Assets of $109,470 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security (see Note 6).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	108,038	–	108,038
Cash Equivalent	270	–	–	270
Total Investments in Securities	270	108,038	–	108,308

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended August 31, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,487	$25,907	$(27,124)	$—	$—	$270	$63	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

52	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2026

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.1%
Guam — 0.7%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$900	$958

Pennsylvania — 98.4%
Adams County, General Authority, The Brethren Home Community, RB
5.000%, 06/01/2034	2,505	2,623
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	1,325	1,408
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 02/01/2030	500	536
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,577
5.000%, 04/01/2036	1,000	1,014
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,053
Allentown, School District, Ser A, GO, BAM ST AID WITHHLDG
5.000%, 06/01/2032	1,610	1,768
5.000%, 06/01/2033	1,105	1,223
5.000%, 06/01/2034	1,485	1,653
Allentown, School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	1,834
Chester County, GO
4.000%, 07/15/2029	300	309
4.000%, 07/15/2030	250	256
Chester County, Ser B, GO
5.000%, 07/15/2036	750	823
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,592
5.000%, 06/01/2029	500	518
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	821
Delaware County, AD Valorem Property Tax, GO
5.000%, 08/01/2034	230	252
5.000%, 08/01/2036	255	275
5.000%, 08/01/2037	345	369
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027 (A)	500	509
Delaware County, Cabrini University Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2027 (B)	500	509
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware River, Joint Toll Bridge Commission, Ser C, RB
5.000%, 07/01/2038	$1,000	$1,100
Delaware River, Port Authority, RB
5.000%, 01/01/2037	1,000	1,099
Delaware Valley Regional Finance Authority, Ser A, RB
4.000%, 09/01/2035	1,345	1,355
4.000%, 12/01/2038	1,000	981
Downingtown, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 11/01/2037	750	814
5.000%, 11/01/2038	1,000	1,078
5.000%, 11/01/2039	650	695
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2028	1,360	1,389
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
4.000%, 10/01/2030	400	405
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	1,225	1,220
Luzerne County, Industrial Development Authority, American Water Project, AMT, RB
2.450%, 12/01/2039 (C)	1,700	1,604
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	960
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2028	1,500	1,553
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	750	751
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	407
5.000%, 07/01/2029	350	362
Northampton County, General Purpose Authority, RB, AGM
5.000%, 08/15/2037	1,000	1,077
Northampton County, General Purpose Authority, Ser A, RB
5.000%, 11/15/2034	1,000	1,123
Pennsylvania State University, RB
5.000%, 09/01/2035	850	932

SEI Tax Exempt Trust	53

SCHEDULE OF INVESTMENTS

August 31, 2026

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Junior Insured, RB, AGM
5.000%, 01/01/2027	$1,100	$1,107
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	1,500	1,595
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living, RB
4.000%, 07/01/2033	1,350	1,357
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 05/15/2031	1,000	1,071
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 10/15/2029	750	794
5.000%, 10/15/2030	925	990
5.000%, 12/15/2039	1,200	1,242
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser B, RB
5.000%, 03/15/2038	2,000	2,129
Pennsylvania State, Economic Development Financing Authority, Villanova University Project, RB
5.000%, 08/01/2035	750	830
5.000%, 08/01/2036	725	795
Pennsylvania State, GO
5.000%, 05/01/2030	1,000	1,076
5.000%, 09/01/2032	2,590	2,859
5.000%, 08/15/2033	1,310	1,459
5.000%, 04/01/2038	1,250	1,373
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	3,500	3,514
Pennsylvania State, Higher Education Assistance Agency, AMT, RB
5.000%, 06/01/2035	4,700	4,934
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2035	1,000	1,056
5.000%, 05/01/2036	1,000	1,052
Pennsylvania State, Higher Educational Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 06/15/2027 (B)	265	269
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2028 (A)	70	71
5.000%, 08/15/2034	1,445	1,607
5.000%, 02/15/2035	2,000	2,247
Pennsylvania State, Higher Educational Facilities Authority, Ser AX, RB, AGM
5.000%, 06/15/2027 (A)	75	76
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
5.250%, 11/01/2037	$1,500	$1,603
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2037	1,300	1,417
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	530
Pennsylvania State, Housing Finance Agency, Ser 153A, RB
5.500%, 10/01/2028	740	781
Pennsylvania State, Housing Finance Agency, Ser 2022, RB
4.250%, 10/01/2052	1,235	1,249
Pennsylvania State, Ser A, COP
5.000%, 07/01/2028	400	412
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2030	1,350	1,462
5.000%, 12/01/2031	1,000	1,087
5.000%, 12/01/2032	2,000	2,182
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2032	1,550	1,688
5.000%, 12/01/2033	375	411
Pennsylvania State, Turnpike Commission, Ser C, RB
5.000%, 12/01/2032	500	545
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
5.000%, 12/01/2028	500	514
5.000%, 06/01/2031	1,165	1,267
5.000%, 06/01/2033	895	992
5.000%, 12/01/2034	1,000	1,093
Philadelphia, Airport Revenue Authority, AMT, RB
5.000%, 07/01/2029	1,590	1,666
5.000%, 07/01/2031	1,100	1,176
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
5.000%, 08/01/2031	1,000	1,072
Philadelphia, Housing Authority, PHADC Acquisition Program, RB
5.250%, 03/01/2038	2,500	2,677
Philadelphia, Industrial Development Authority, RB
5.000%, 10/01/2029	1,000	1,062
Philadelphia, Industrial Development Authority, Rebuild Project, Ser A, RB
5.000%, 12/01/2037	1,750	1,904

54	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
4.000%, 07/01/2035	$5,325	$5,309
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2039	1,500	1,607
Philadelphia, School District, Ser B, RN, ST AID WITHHLDG
5.000%, 06/30/2027	1,250	1,271
Philadelphia, Ser A, GO
5.000%, 05/01/2031	1,000	1,085
5.000%, 08/01/2038	1,000	1,088
Philadelphia, Water & Wastewater Revenue Authority, RB
5.000%, 10/01/2032	1,250	1,341
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2027	300	308
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	2,250	2,457
5.000%, 06/01/2034	800	869
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB, AGC
5.000%, 09/01/2035	2,500	2,813
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,027
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
5.000%, 02/01/2033	1,000	1,079
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGC
5.000%, 09/01/2036	200	222
5.000%, 09/01/2037	300	331
5.000%, 09/01/2038	400	437
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	479
Quaker Valley, School District, GO, ST AID WITHHLDG
5.000%, 10/01/2030	250	269
5.000%, 10/01/2031	325	348
Southcentral Pennsylvania, General Authority, Wellspan Health Obligated Group, RB
5.000%, 06/01/2032	1,250	1,362
Southeastern Pennsylvania, Transportation Authority, Asset Improvement Program, RB
5.000%, 06/01/2032	1,000	1,096
5.000%, 06/01/2033	1,000	1,089
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2028	$725	$742
State College, School District, Ser B, GO, ST AID WITHHLDG
5.000%, 03/15/2038	550	604
5.000%, 03/15/2039	500	543
Swarthmore Borough, Authority, Swarthmore College, RB
5.000%, 09/15/2055 (C)	1,000	1,099
University of Pittsburgh, Commonwealth System of Higher Education, RB
5.000%, 02/15/2034	2,000	2,234
Westmoreland County, Municipal Authority, Ser A, RB, BAM
5.000%, 08/15/2037	1,500	1,628
		134,857

Total Municipal Bonds
(Cost $138,415) ($ Thousands)		135,815

	Shares
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class 3.570%**†	2,169,281	2,169
Total Cash Equivalent
(Cost $2,169) ($ Thousands)		2,169
Total Investments in Securities — 100.7%
(Cost $140,584) ($ Thousands)		$137,984

Percentages are based on Net Assets of $137,022 ($ Thousands).
†	Investment in Affiliated Security (see Note 3).
**	The rate reported is the 7-day effective yield as of August 31, 2026.
(A)	Security is escrowed to maturity.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund's investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	135,815	–	135,815
Cash Equivalent	2,169	–	–	2,169
Total Investments in Securities	2,169	135,815	–	137,984

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust	55

SCHEDULE OF INVESTMENTS

August 31, 2026

Pennsylvania Municipal Bond Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended August 31, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,106	$40,473	$(39,410)	$—	$—	$2,169	$88	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

56	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2026

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 70.5%
Alabama — 1.8%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
5.750%, 06/01/2045	$800	$768
Baldwin County, Industrial Development Authority, AMT, RB
4.625%, 06/01/2055 (A)(B)	600	604
4.300%, 03/01/2056 (A)(B)	250	247
Baldwin County, Industrial Development Authority, Novelis Corporation Project, AMT, RB
5.000%, 06/01/2055 (A)(B)	2,200	2,256
Black Belt Energy Gas District, RB
5.000%, 11/01/2036	2,000	2,066
Black Belt Energy Gas District, Ser E, RB
5.000%, 12/01/2055 (B)	500	521
Black Belt, Energy Gas District, Ser B, RB
5.000%, 10/01/2035	2,085	2,096
Black Belt, Energy Gas District, Ser C, RB
5.500%, 10/01/2054 (B)	3,100	3,294
Southeast Alabama, Energy Authority, Cooperative District, Ser B, RB
5.250%, 03/01/2055 (B)	510	523
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (B)	1,000	1,078
Southeast Energy Authority A Cooperative District, Ser A, RB
5.000%, 01/01/2056 (B)	1,245	1,257
		14,710
Alaska — 0.2%
Anchorage, Solid Waste Services Revenue, Ser A, RB
5.250%, 11/01/2062	620	630
Northern Tobacco Securitization, Ser B-2- CLASS, RB
0.000%, 06/01/2066 (C)	10,900	1,190
		1,820
Arizona — 0.9%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
5.375%, 07/01/2050 (A)	1,090	1,044
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
5.125%, 01/01/2059	5,428	4,760
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (A)(D)	3,000	3
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
5.250%, 12/15/2038 (A)	$1,510	$1,510
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
5.000%, 06/01/2037	220	197
		7,514
Arkansas — 0.1%
Arkansas State, Development Finance Authority, United States Steel Project, AMT, RB
5.450%, 09/01/2052	785	792

California — 8.3%
California Community Choice Financing Authority, Ser A-1, RB
5.000%, 04/01/2056 (B)	1,000	1,052
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.500%, 10/01/2054 (B)	990	1,062
5.000%, 01/01/2055 (B)	1,400	1,421
5.000%, 10/01/2055 (B)	100	101
5.000%, 11/01/2055 (B)	850	864
California State, Community Choice Financing Authority, Clean Energy Project, Ser A, RB
5.000%, 01/01/2056 (B)	500	509
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Battery Point Apartments, Ser S, RB, FHA
5.970%, 11/01/2053 (A)(B)	2,600	2,609
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Valley Pride Village Apartments, RB
5.700%, 06/01/2054 (A)(B)	4,700	4,689
California State, Housing Finance Agency, Vose Apartments, Ser K, RB
7.000%, 03/01/2053 (A)(B)	1,600	1,526
6.000%, 03/01/2053 (A)(B)	6,200	6,248
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (C)	835	521
California State, Municipal Finance Authority, Ascent 613 Project, Ser A, RB
5.000%, 01/01/2040 (A)	1,305	1,292
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
5.000%, 11/01/2046 (A)	1,000	965

SEI Tax Exempt Trust	57

SCHEDULE OF INVESTMENTS

August 31, 2026

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (A)(D)	$3,432	$–
California State, Public Finance Authority, Enso Village Project, RB
5.000%, 11/15/2046 (A)	500	469
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
5.000%, 06/01/2046 (A)(D)	1,000	600
5.000%, 06/01/2051 (A)(D)	1,000	600
California State, Statewide Communities Development Authority, Arbor Square Apartments, RB
4.250%, 11/01/2059 (B)	1,940	1,656
California State, Statewide Communities Development Authority, Ser A, RB
6.250%, 09/02/2061 (A)	1,500	1,523
California State, Statewide Communities Development Authority, Southern California Edison Company, RB
4.500%, 11/01/2033	2,200	2,246
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
6.000%, 05/01/2037	2,805	2,861
City of Los Angeles Department of Airports, AMT, RB
5.000%, 05/15/2056	6,000	5,952
CMFA, Special Finance Agency, Solana at Grand, Ser A-2-JUNIOR, RB
4.000%, 08/01/2045 (A)	1,090	956
CSCDA, Community Improvement Authority, 1818 Platinum Triange-Anaheim, RB
4.000%, 04/01/2057 (A)	500	364
CSCDA, Community Improvement Authority, Dublin, RB
4.000%, 02/01/2057 (A)	1,000	737
CSCDA, Community Improvement Authority, Pasadena Portfolio, RB
4.000%, 12/01/2056 (A)	500	371
CSCDA, Community Improvement Authority, Towne-Glendale, RB
5.000%, 09/01/2037 (A)	2,000	2,010
0.000%, 09/01/2062 (A)(E)(F)	7,800	5,142
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (C)	22,000	2,050
Golden State, Tobacco Securitization Project, Sub-Ser, RB
3.850%, 06/01/2050	795	719
Hastings Campus Housing Finance Authority, Ser A, RB
5.000%, 07/01/2061 (A)	2,000	1,794
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Morongo, Band of Mission Indians, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2028 (A)(G)	$1,000	$1,049
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	6,893
Northern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2060 (C)	15,040	2,386
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (C)	5,410	3,390
Southern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2054 (C)	5,700	1,008
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (C)	1,800	1,296
		68,931
Colorado — 2.6%
Aurora, Harvest Crossing Metropolitan District No. 4, Ser A, GO
7.250%, 12/01/2052	1,500	1,466
Aviation Station North, Metropolitan District No. 2, Ser A, GO
5.000%, 12/01/2039	500	500
5.000%, 12/01/2048	500	470
Broadway Station, Metropolitan District No. 3, GO
5.000%, 12/01/2049	500	330
Colorado Health Facilities Authority, Ser A, RB
5.000%, 11/15/2032	4,250	4,626
Colorado International Center, Metropolitan District No. 7, GO
0.000%, 12/01/2051 (E)(F)	2,000	1,626
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Academy Project, RB
4.000%, 07/01/2061 (A)	600	389
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
4.000%, 08/01/2044	2,000	1,805
Colorado State, Health Facilities Authority, Covenant Living Communities and Services, RB
5.000%, 12/01/2035	1,000	1,070
Colorado State, Housing & Finance Authority, The Irving at Mile High Vista Project, RB
6.000%, 06/01/2028 (A)(B)	2,140	2,150

58	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	$420	$435
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
6.000%, 12/01/2048	1,143	1,107
Dominion, Water & Sanitation District, RB
5.875%, 12/01/2052	3,999	4,069
Kinston Metropolitan District No. 5, Ser A, GO
5.500%, 12/01/2045 (A)	560	568
Village at Dry Creek, Metropolitan District No. 2, GO
4.375%, 12/01/2044	313	305
Village Metropolitan District, Ser A, GO
5.750%, 12/01/2055	500	501
		21,417
Connecticut — 0.6%
Aquarion Water Authority, Ser C, RB
0.000%, 08/01/2054 (C)	2,965	678
Aquarion Water Authority, Sub-Ser E, RB, BAM
0.000%, 08/01/2050 (C)	3,860	1,102
Connecticut Housing Finance Authority, RB, GNMA/FNMA/FHLMC
3.150%, 05/15/2052 (B)	1,000	1,000
Connecticut State, Health & Educational Facilities Authority, Church Home of Hartford Project, RB
5.000%, 09/01/2053 (A)	1,500	1,399
Connecticut State, Health & Educational Facilities Authority, Ser A-4-REMK, RB
2.950%, 07/01/2042 (B)	500	500
		4,679
Delaware — 0.1%
Delaware State, Economic Development Authority, Acts-Retirement Life Communities, RB
5.250%, 11/15/2053	1,000	1,003

District of Columbia — 0.2%
District of Columbia Water & Sewer Authority, Sub-Ser, RB
3.100%, 10/01/2054 (B)	1,150	1,150
District of Columbia, RB
5.000%, 06/01/2050	650	593
		1,743
Florida — 3.0%
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
5.625%, 11/15/2043	1,325	1,326
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Babcock Ranch Community Independent Special District, SAB
5.375%, 05/01/2046 (A)	$750	$737
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (D)	750	28
Capital Trust Agency, Renaissance Charter School Project, RB
5.000%, 06/15/2049 (A)	1,000	894
Capital Trust Agency, Wonderful Foundations Charter, RB
5.000%, 01/01/2055 (A)	3,500	2,925
Charlotte County, Industrial Development Authority, Town & Country Utilities Project, AMT, RB
6.125%, 10/01/2055	600	609
4.000%, 10/01/2051 (A)	500	393
County, of Miami-Dade Florida Water & Sewer System Revenue, Ser B, RB
4.000%, 10/01/2049	4,000	3,519
County, of Miami-Dade Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2056	2,200	2,151
Florida Higher Educational Facilities Financing Authority, Jacksonville University, RB
4.500%, 06/01/2033 (A)	500	494
Florida Higher Educational Facilities Financing Authority, Keiser University Project, Ser UNIV, RB
6.000%, 07/01/2045 (A)	1,700	1,725
Florida Higher Educational Facilities Financing Authority, Ser UNIV, RB
6.250%, 07/01/2055 (A)	300	302
Florida State, Capital Trust Agency, RB
4.750%, 12/01/2042	300	301
Florida State, Development Finance, Brightline Florida Passenger Rail Project, AMT, RB, AG
5.000%, 07/01/2044	3,200	3,145
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
6.000%, 04/01/2038 (D)	318	4
Lakewood Ranch Stewardship District, Southeast Project, SAB
5.500%, 05/01/2040	1,345	1,410
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.250%, 10/01/2052	1,000	1,011
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
5.000%, 05/01/2029	1,250	1,251

SEI Tax Exempt Trust	59

SCHEDULE OF INVESTMENTS

August 31, 2026

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (A)(D)	$3,365	$673
Prosperity Lakes Community Development District, SAB
5.450%, 05/01/2046 (A)	795	778
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
5.000%, 05/15/2033	630	639
4.000%, 05/15/2028	510	514
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	145	147
		24,976
Georgia — 2.0%
Atlanta, Development Authority, Westside Gulch Area Project, Ser A, TA
5.000%, 04/01/2034 (A)	300	305
Augusta, Development Authority, Wellstar Health System Inc Project, RB
5.125%, 04/01/2053	3,500	3,532
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
5.125%, 03/01/2052 (D)	1,620	567
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2054 (A)	1,460	1,367
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2053 (B)	2,150	2,229
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 08/01/2052 (A)(B)	500	499
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.500%, 07/01/2063	5,500	5,553
5.000%, 01/01/2056	500	492
Main Street Natural Gas, Ser B, RB
5.000%, 12/01/2055 (B)	1,700	1,775
		16,319
Idaho — 0.2%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
4.625%, 07/01/2029 (A)	170	171
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Spring Valley Community, Infrastructure District No. 1, SAB
3.750%, 09/01/2051 (A)	$1,300	$1,231
		1,402
Illinois — 1.1%
Chicago Board of Education, GO
5.750%, 12/01/2050	1,000	969
Chicago Board of Education, Ser B, GO
5.000%, 12/01/2040	2,100	1,973
Chicago Board of Education, Ser C, GO
6.000%, 12/01/2038	500	528
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2046	1,085	983
Chicago, O'Hare International Airport, AMT, RB
5.000%, 07/01/2048	500	484
Chicago, Wastewater Transmission, Ser A, RB, AGM
5.250%, 01/01/2053	1,000	1,022
City of Chicago Illinois, Ser A, GO
5.500%, 01/01/2039	800	815
Hillside, TA
5.000%, 01/01/2030	950	952
Illinois Finance Authority, Ascension, Ser C, RB
Pre-Refunded @ 100
5.000%, 02/15/2027 (G)	480	485
Illinois State, Finance Authority, Acero Charter Schools, RB
4.000%, 10/01/2042 (A)	350	299
Illinois State, Finance Authority, Art in Motion Project, RB
5.000%, 07/01/2051 (A)	1,000	707
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (D)	1,561	47
5.000%, 02/15/2037 (D)	1,561	47
		9,311
Indiana — 0.4%
Indiana State, Finance Authority, Polyflow Project, AMT, RB
7.000%, 03/01/2039 (A)(D)	10,200	1
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.750%, 03/01/2043	3,050	3,156
		3,157
Iowa — 1.2%
City of Stuart Iowa, Ser B, RB
5.125%, 06/01/2042	525	518

60	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa Finance Authority, RB
4.500%, 10/01/2035	$750	$747
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Pre-Refunded @ 100
4.000%, 12/01/2032 (B)(G)	4,200	4,421
Iowa State, Finance Authority, Lifespace Communities Inc, RB
5.000%, 05/15/2049	1,000	940
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
5.000%, 03/01/2028	420	423
Iowa State, Finance Authority, Tamid Waterloo Project, RB
8.000%, 01/01/2042 (A)	2,000	1,594
Iowa State, Tobacco Settlement Authority, Sub-Ser B, RB
0.000%, 06/01/2065 (C)	10,345	1,464
		10,107
Kansas — 0.3%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
5.500%, 11/15/2038	1,025	900
Wichita, Presbyterian Manor Project, RB
5.000%, 05/15/2050	600	523
Wichita, Presbyterian Manor Project, Ser I, RB
5.000%, 05/15/2028	210	213
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (A)(C)	1,645	968
		2,604
Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
6.250%, 11/15/2046	1,000	699
6.000%, 11/15/2036	1,700	1,318
		2,017
Louisiana — 0.2%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
5.650%, 11/01/2037 (A)	600	615
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
4.000%, 11/01/2044 (A)	400	356
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
5.500%, 11/01/2039 (A)	$430	$435
		1,406
Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, RB, BANK OF AMERICA N.A.
3.100%, 05/15/2053 (B)(H)	1,000	1,000
Maryland State, Economic Development Corporation, Purple Line Light Rail Project, AMT, RB
5.250%, 06/30/2055	625	611
		1,611
Massachusetts — 1.6%
Commonwealth of Massachusetts, GO
5.000%, 02/01/2055	3,900	3,970
Massachusetts Bay Transportation Authority Sales Tax Revenue, Ser A, RB
5.000%, 07/01/2056	4,400	4,473
Massachusetts Development Finance Agency, Beth Israel Lahey Health, RB, AG
5.000%, 07/01/2050	1,600	1,626
Massachusetts Development Finance Agency, RB
5.375%, 07/01/2061 (A)	1,000	952
University of Massachusetts Building Authority, RB
5.000%, 11/01/2033	2,000	2,247
		13,268
Michigan — 2.4%
Detroit, Ser A, GO
6.000%, 05/01/2039	1,000	1,098
Detroit, Ser B-1, GO
4.000%, 04/01/2044 (B)	5,736	4,588
Michigan Finance Authority, RB
4.000%, 02/15/2047	2,500	2,224
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
5.000%, 09/01/2050	310	219
4.800%, 09/01/2040	185	143
Michigan State, Finance Authority, Tobacco Settlement, RB
0.000%, 06/01/2045 (C)	5,000	1,356
Michigan State, Finance Authority, Tobacco Settlement, Ser B, RB
0.000%, 06/01/2046 (C)	28,500	4,076

SEI Tax Exempt Trust	61

SCHEDULE OF INVESTMENTS

August 31, 2026

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Tobacco Settlement, Ser B-2, Cl 2, RB
0.000%, 06/01/2065 (C)	$19,800	$1,988
Michigan State, Finance Authority, Tobacco Settlement, Ser C, RB
0.000%, 06/01/2058 (C)	125,250	2,053
Michigan Strategic Fund, RB
4.625%, 10/01/2041 (A)	1,100	1,088
4.250%, 10/01/2036 (A)	1,000	998
		19,831
Minnesota — 0.2%
Minneapolis, Charter School Lease, NorthEast College Prep Project, RB
5.000%, 07/01/2055	710	518
Minneapolis, Charter School Lease, Twin Cities International School, RB
5.000%, 12/01/2032 (A)	750	740
		1,258
Missouri — 1.0%
Health & Educational Facilities Authority of the Missouri State, RB
6.250%, 06/01/2046 (A)	350	342
Joplin Industrial Development Authority, RB
4.750%, 05/01/2036	200	202
Lees Summit Industrial Development Authority, Ser A, RB
5.375%, 08/15/2050	400	398
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
5.000%, 08/15/2051	1,050	973
Missouri State, Development Finance Board, Saint Louis Zoo Projects, Ser 2022, RB
5.250%, 05/01/2055	4,005	4,079
St. Louis, Land Clearance for Redevelopment Authority, National Geospatial Intelligence, RB
5.125%, 06/01/2046	2,085	2,026
		8,020
Nevada — 0.4%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
6.950%, 02/15/2038 (A)	2,688	–
5.125%, 12/15/2037 (A)	1,754	–
Reno, Sub-Ser D, RB
0.000%, 07/01/2058 (A)(C)	10,000	1,187
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Reno, Sub-Ser, RB
0.000%, 07/01/2058 (A)(C)	$13,500	$2,137
		3,324
New Hampshire — 0.6%
New Hampshire State, National Finance Authority, Ser 1, RB
3.787%, 09/20/2034 (A)	3,856	3,679
New Hampshire State, National Finance Authority, Ser 2023-2, RB
3.875%, 01/20/2038	1,442	1,365
		5,044
New Jersey — 1.4%
New Jersey State, Economic Development Authority, Kapowski Road Landfill Project, SAB
5.750%, 04/01/2031	2,500	2,506
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2052	4,000	4,043
New Jersey State, Economic Development Authority, Sub-Ser A, RB
3.125%, 07/01/2029	445	440
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement Fund, RB
4.625%, 09/01/2048	1,450	1,428
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
5.000%, 07/01/2041	2,000	2,000
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2046	635	618
Passaic County, Improvement Authority, Paterson Arts & Science Charter School Project, RB
5.375%, 07/01/2053	500	483
		11,518
New York — 6.6%
Build NYC Resource, NYU Law School Project, RB
5.000%, 07/01/2041	1,500	1,411
Hempstead Town, Local Development, The Academy Charter School Project, RB
6.760%, 02/01/2048	1,000	1,005
4.600%, 02/01/2051	500	384
Monroe County, Industrial Development, Ann's Community Project, RB
5.000%, 01/01/2040	1,000	972

62	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Revenue, Sub-Ser, RB
5.250%, 05/01/2048	$2,000	$2,057
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B, RB
5.000%, 05/01/2051	400	402
New York City, Energy Finance Development, RB
5.000%, 07/01/2056 (B)	1,950	1,991
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E-1, RB
3.000%, 02/01/2051	1,000	700
New York Counties, Tobacco Trust IV, Ser E, RB
0.000%, 06/01/2055 (C)	57,000	4,784
New York Counties, Tobacco Trust V, Sub-Ser, RB
0.000%, 06/01/2055 (C)	28,000	2,368
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2053	1,400	1,416
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,131
New York State, Liberty Development Authority, World Trade Center Project, RB
5.375%, 11/15/2040 (A)	4,000	4,005
5.000%, 11/15/2044 (A)	1,000	1,001
New York State, Thruway Authority, RB
5.000%, 01/01/2053	5,000	5,078
New York State, Thruway Authority, Ser A, RB
5.000%, 09/15/2047	4,000	4,142
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
6.000%, 04/01/2035	2,000	2,194
5.000%, 01/01/2033	4,085	4,153
4.000%, 10/01/2030	1,000	1,013
New York State, Transportation Development Corporation, JFK International Airport New Terminal One Project, AMT, RB, AGM
5.500%, 06/30/2044	2,000	2,073
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB
6.000%, 06/30/2040	$775	$848
New York State, Urban Development Corporation, Ser A, RB
5.000%, 03/15/2053	3,500	3,546
New York Transportation Development, JFK International Airport Project, AMT, RB, BAM-TCRS
5.500%, 06/30/2060	2,540	2,577
Suffolk Regional, Off-Track Betting, RB
6.000%, 12/01/2053	500	507
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
0.000%, 06/01/2066 (C)	18,500	1,512
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
5.250%, 09/15/2047	1,000	940
5.250%, 09/15/2053	2,500	2,265
		54,475
North Carolina — 0.1%
North Carolina State, Housing Finance Agency, 1998 Trust Agreement, Ser 54-A, RB, GNMA/FNMA/FHLMC
6.250%, 01/01/2055	835	915

North Dakota — 0.0%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
7.000%, 12/15/2043 (A)(D)	1,500	–
6.625%, 12/15/2031 (A)(D)	1,000	–
		–
Ohio — 3.2%
Blanchard Valley Port Authority, RB
6.250%, 01/01/2046 (A)	1,100	1,094
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	7,700	5,879
0.000%, 06/01/2057 (C)	42,200	2,824
Columbus-Franklin County, Finance Authority, RB
6.300%, 01/01/2046 (A)	900	888
County, of Muskingum Ohio, RB
5.000%, 02/15/2048	500	461
Dayton-Montgomery County, Port Authority, Liberty Assisted Living, Springfield Project, RB
6.625%, 01/01/2045 (A)	500	521

SEI Tax Exempt Trust	63

SCHEDULE OF INVESTMENTS

August 31, 2026

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
5.000%, 12/01/2044	$4,000	$3,892
Lake Development Authority, RB
6.125%, 01/01/2046 (A)	200	198
Lancaster Port Authority, Ser A, RB
6.375%, 01/01/2046 (A)	950	953
Montgomery County, Trousdale Foundation Properties Project, RB
6.250%, 04/01/2049 (A)(D)	1,508	19
6.000%, 04/01/2038 (A)(D)	1,282	16
Ohio Housing Finance Agency, RB
6.500%, 01/01/2045 (A)	500	513
6.375%, 01/01/2046 (A)	825	823
6.300%, 01/01/2045	1,300	1,318
6.250%, 01/01/2045 (A)	940	966
6.125%, 01/01/2046 (A)	700	704
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
5.000%, 07/01/2049 (A)	4,250	3,821
Port of Greater Cincinnati Development Authority, RB
5.625%, 03/01/2046 (A)	800	785
5.000%, 03/01/2041 (A)	1,145	1,106
		26,781
Oklahoma — 0.4%
Murray County, Educational Facilities Authority, RB
4.750%, 09/01/2043	500	461
Oklahoma State, Development Finance Authority, Oklahoma City University Project, RB
4.000%, 08/01/2035	2,790	2,622
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (D)	2,163	11
6.875%, 11/01/2046 (D)	1,081	5
6.625%, 11/01/2036 (D)	522	3
		3,102
Oregon — 0.1%
University of Oregon, Ser A, RB
5.000%, 04/01/2050	600	617

Other — 2.6%
Freddie Mac, Multifamily ML Certificates, Ser ML15, RB
4.140%, 01/25/2040 (B)	4,836	4,649
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Freddie Mac, Multifamily ML Certificates, Ser ML19, RB
4.555%, 08/25/2040 (B)	$5,777	$5,809
4.033%, 12/25/2036 (B)	5,078	4,988
Freddie Mac, Multifamily ML Certificates, Ser ML-29, RB
4.870%, 01/25/2043 (B)	6,242	6,317
		21,763
Pennsylvania — 3.7%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2056	1,000	983
Berks County, Municipal Authority, Tower Health Project, RB
8.000%, 06/30/2034	577	579
Berks County, Municipal Authority, Tower Health Project, Ser A-2A, RB
6.000%, 06/30/2034	289	303
Blythe, Solid Waste Authority, AMT, RB
Pre-Refunded @ 100
7.750%, 12/01/2027 (G)	3,275	3,432
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2051	3,000	2,984
Pennsylvania Economic Development Financing Authority, Noble Environmental Inc Project, AMT, RB
6.875%, 09/01/2047 (A)	500	560
Pennsylvania Economic Development Financing Authority, Ser D-REMK, RB, JP MORGAN CHASE BANK NA
3.050%, 05/15/2053 (B)(H)	1,800	1,800
Pennsylvania Higher Educational Facilities Authority, RB, AG
5.000%, 11/01/2051	6,000	5,906
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2049	1,210	1,214
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.250%, 06/30/2053	5,000	5,004
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB
5.250%, 12/01/2037 (B)	1,000	1,002
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living Project, RB
5.250%, 07/01/2049	1,250	1,255

64	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
6.500%, 07/15/2048 (A)	$2,800	$2,827
Terry Apartments, RB
7.000%, 08/01/2066	3,200	3,070
		30,919
Puerto Rico — 6.0%
Commonwealth of Puerto Rico, Sub-Ser ALLOWED, Notes
%, 11/01/2051 (B)(E)	6,000	1,973
Municipality of San Juan Puerto Rico, GO
5.000%, 07/01/2051	1,000	1,010
Puerto Rico, Electric Power Authority, Ser AAA-PSA, RB
5.250%, 07/01/2031 (D)	2,895	2,142
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
3.196%, 07/01/2029 (B)	3,995	3,953
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	6,675	6,582
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	4,503	4,363
0.000%, 07/01/2046 (C)	15,600	5,588
0.000%, 07/01/2051 (C)	41,435	10,806
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	800	782
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2A, RB
4.550%, 07/01/2040	2,000	1,978
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (B)(E)	3,550	2,529
Puerto Rico, Sub-Ser Senior, Notes
0.000%, 11/01/2051 (B)(E)	11,183	8,107
		49,813
Rhode Island — 0.9%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
0.000%, 06/01/2052 (C)	6,890	928
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2050	7,000	6,890
		7,818
South Carolina — 0.3%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (B)	1,800	1,911
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina Jobs-Economic Development Authority, RB
6.250%, 10/15/2042 (A)	$500	$507
		2,418
Tennessee — 0.4%
Bristol, Industrial Development Board, Pinnacle Project, TA
5.625%, 06/01/2035	2,000	1,751
Cleveland, Health & Educational Facilities Board, Multifamily Housing, Horizon Square Apartments Project, RB, FNMA/FHA
4.200%, 05/01/2040	985	919
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
5.500%, 07/01/2037	700	526
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (A)	235	237
		3,433
Texas — 6.3%
Angelina & Neches, River Authority, Jefferson Enterprise Energy, AMT, RB
12.000%, 12/01/2045 (A)(D)	3,000	150
7.500%, 12/01/2045 (A)(D)	1,750	88
Arlington Higher Education Finance, Basis Texas Charter Schools, RB
5.750%, 06/15/2055 (A)	1,500	1,498
Austin Affordable Pfc, Multifamily Housing, Heritage Pointe Seniors Apartments, RB, FNMA
4.350%, 05/01/2043	2,750	2,533
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
5.000%, 10/01/2050 (A)	500	363
Brazoria County, Industrial Development, Aleon Renewable Metals Project, AMT, RB
10.000%, 06/01/2042 (A)(B)	1,406	25
City of Austin Texas Special Tax Revenue, Sub-Ser, RB
5.000%, 11/15/2046	1,215	1,234
City of Houston Texas Airport System Revenue, AMT, RB
5.500%, 07/15/2035	250	265
County, of Dallas Texas, GO
5.000%, 08/15/2056	2,000	2,031
Dallas City, Housing Finance, West Virginia Apartments, RB, FNMA
4.350%, 10/01/2041	995	927

SEI Tax Exempt Trust	65

SCHEDULE OF INVESTMENTS

August 31, 2026

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denton Essential Investments Public Facility Corporation, RB
6.697%, 01/01/2059	$2,900	$2,743
Houston, Airport System Revenue, United Airlines Inc Terminal Improvement Projects, Ser B, AMT, RB
5.500%, 07/15/2035	4,000	4,278
Lower Neches Valley, Industrial Development Authority, ExxonMobil Project, RB
3.100%, 11/01/2038 (B)	500	500
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046 (D)	1,500	979
5.000%, 07/01/2031 (D)	250	163
5.000%, 07/01/2046	2,540	2,246
5.000%, 07/01/2051	700	675
New Hope, Cultural Education Facilities, Edgemere Project, RB
5.000%, 01/01/2047	925	902
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
5.000%, 01/01/2042	500	490
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
5.000%, 12/01/2054	500	456
North East Texas Regional Mobility Authority, Sub-Ser B, RB
5.000%, 01/01/2027	325	327
North Fort Bend Water Authority, Ser A, RB
4.000%, 12/15/2044	8,455	7,568
Port Isabel, GO
5.100%, 02/15/2049 (A)	1,000	921
Tarrant County, Cultural Education Facilities Finance, RB
2.950%, 11/15/2063 (B)	1,500	1,500
Texas Department of Housing & Community Affairs, Ser C, RB, GNMA
4.950%, 07/01/2056	1,300	1,281
Texas Municipal Gas Acquisition & Supply V, RB
5.000%, 04/01/2036	4,600	4,770
Texas Municipal Gas Acquisition & Supply Virgin Islands, Ser A, RB
5.250%, 03/01/2037	2,100	2,223
Texas State, Water Development Board, Ser A, RB
4.875%, 10/15/2048	10,500	10,557
		51,693
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Utah — 1.3%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assessment, SAB
4.000%, 08/01/2050 (A)	$1,885	$1,551
Mida Mountain Village, Public Infrastructure District, Sub-Ser 2, TA
6.000%, 06/15/2054 (A)	500	509
5.500%, 06/15/2039 (A)	1,790	1,824
Pine View Public Infrastructure District No. 2, SAB
6.250%, 12/01/2055 (A)	500	501
Skyfall Infrastructure Financing District, SAB
7.000%, 12/01/2055 (A)	3,400	3,361
Soleil Hills, Public Infrastructure District No. 1, Ser A, GO
5.875%, 03/01/2055 (A)	1,000	1,003
South Salt Lake Redevelopment Agency, TA
6.250%, 04/15/2046 (A)	500	505
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (A)	100	100
Utah State, Charter School Finance Authority, St George Campus Project, Ser A, RB
5.000%, 06/15/2052 (A)	1,300	988
		10,342
Virginia — 1.4%
Farms of New Kent, Community Development Authority, Ser A, SAB
3.750%, 03/01/2036 (A)	2,000	1,923
Hanover County, Economic Development Authority, Covenant Woods Project, RB
5.000%, 07/01/2038	375	376
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
5.000%, 06/01/2044	1,000	993
Lewistown, Commerce Center, Community Development Authority, Ser B, TA
6.050%, 03/01/2044	23	21
Lewistown, Commerce Center, Community Development Authority, Ser C, TA
6.050%, 03/01/2054	118	59
Lewistown, Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (D)	33	25
Virginia State, Small Business Financing Authority, Mary Washington Healthcare Obligated Group, RB
5.000%, 06/15/2041	1,000	1,043

66	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.500%, 07/01/2044 (A)	$6,565	$5,385
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
5.000%, 12/31/2049	1,500	1,464
		11,289
Washington — 1.0%
King County, Public Hospital District No. 4, Ser S, RB
6.625%, 12/01/2045	500	498
Washington Economic Development Finance Authority, AMT, RB
5.875%, 12/01/2045 (B)	500	505
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2048	1,050	1,057
Washington State, Housing Finance Commission, Judson Park Project, RB
5.000%, 07/01/2033 (A)	225	226
4.000%, 07/01/2028 (A)	200	200
Washington State, Housing Finance Commission, Lansdale Pointe Apartments Project, RB, FNMA
4.400%, 03/01/2043	2,000	1,862
Washington State, Housing Finance Commission, Social Certificates, RB
3.375%, 04/20/2037	2,619	2,401
Washington State, Housing Finance Commission, Social Certificates, Ser 2, RB
4.221%, 03/01/2050 (B)	1,968	1,860
		8,609
West Virginia — 1.5%
West Virginia Economic Development Authority, Core Natural Resources Inc Project, AMT, RB
5.450%, 01/01/2055 (A)(B)	2,500	2,678
West Virginia State, Hospital Finance Authority, Refunding & Improvement, Vandalia Health Group, Ser B, RB
6.000%, 09/01/2053	2,100	2,198
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
0.000%, 06/01/2047 (C)	73,250	7,202
		12,078
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin — 3.5%
Public Finance Authority, Georgia Express Lanes Project, Ser Senior 400, AMT, RB
5.750%, 12/31/2065	$3,150	$3,232
Public Finance Authority, RB
6.500%, 04/01/2041 (A)	500	476
5.500%, 06/15/2036 (A)	1,000	987
Public Finance Authority, RB, AG
5.000%, 07/01/2058	1,975	1,943
Wisconsin Health & Educational Facilities Authority, Covenant Communities Inc Project, RB
4.500%, 07/01/2043	300	271
Wisconsin Health & Educational Facilities Authority, RB
5.000%, 08/15/2047 (B)	1,000	1,084
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
5.000%, 11/01/2046	1,000	946
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
5.750%, 08/15/2054	1,000	1,023
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
5.250%, 08/01/2048	1,500	1,271
5.000%, 08/01/2028	415	415
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
5.000%, 03/01/2038	2,500	2,275
5.000%, 03/01/2048	1,500	1,228
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, Ser A, RB
7.000%, 11/01/2046 (A)(D)	3,500	1,225
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
4.250%, 07/01/2051 (A)	1,000	708
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
7.000%, 01/01/2050 (A)	3,250	3,426
Wisconsin State, Public Finance Authority, Lake Erie College, RB
5.875%, 10/01/2054 (A)(D)	2,770	1,367
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
5.250%, 05/15/2052 (A)	1,750	1,661
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
4.250%, 10/01/2049	1,000	811

SEI Tax Exempt Trust	67

SCHEDULE OF INVESTMENTS

August 31, 2026

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
6.375%, 01/01/2048 (A)(D)	$5,070	$2,281
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
5.250%, 03/01/2055 (A)	2,500	2,251
		28,881

Total Municipal Bonds
(Cost $644,278) ($ Thousands)		582,728

CORPORATE OBLIGATIONS — 18.9%
Financials — 18.3%
Allianz
6.500%, H15T5Y + 2.233%(A)(B)(I)	3,000	2,979
American Express
6.450%, H15T5Y + 2.119%(B)(I)	2,500	2,518
3.550%, H15T5Y + 2.854%(B)(I)	1,600	1,598
Banco Bilbao Vizcaya Argentaria
9.375%, H15T5Y + 5.099%(B)(I)	1,200	1,297
7.125%, H15T5Y + 2.985%(B)(I)	1,000	1,004
Banco Santander
9.625%, H15T5Y + 5.306%(B)(I)	3,000	3,230
7.250%, H15T5Y + 2.837%(B)(I)	500	503
Bank of America
6.625%, H15T5Y + 2.684%(B)(I)	5,100	5,230
6.250%, H15T5Y + 2.351%(B)(I)	2,000	2,003
6.125%, H15T5Y + 3.231%(B)(I)	800	804
Bank of Montreal
7.700%, H15T5Y + 3.452%, 05/26/2084 (B)	2,000	2,089
6.875%, H15T5Y + 2.976%, 11/26/2085 (B)	800	806
Bank of New York Mellon
5.625%, H15T5Y + 2.034%(B)(I)	2,200	2,173
3.750%, H15T5Y + 2.630%(B)(I)	3,100	3,086
Bank of Nova Scotia
8.625%, H15T5Y + 4.389%, 10/27/2082 (B)	3,200	3,321
Barclays PLC
9.625%, USISSO05 + 5.775%(B)(I)	200	221
7.625%, USISSO05 + 3.686%(B)(I)	3,700	3,839
BNP Paribas
9.250%, H15T5Y + 4.969%(A)(B)(I)	1,200	1,252
7.750%, H15T5Y + 4.899%(A)(B)(I)	4,290	4,472
BP Capital Markets PLC
6.125%, H15T5Y + 1.924%(B)(I)	2,700	2,683
Canadian Imperial Bank of Commerce
6.500%, H15T5Y + 2.727%, 07/28/2086 (B)	2,000	1,974

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Capital One Financial
3.950%, H15T5Y + 3.157%(B)(I)	$700	$700
Charles Schwab
6.100%, H15T5Y + 2.250%(B)(I)	3,200	3,156
Citigroup
7.125%, H15T5Y + 2.693%(B)(I)	1,000	1,020
7.000%, H15T10Y + 2.757%(B)(I)	1,500	1,542
6.950%, H15T5Y + 2.726%(B)(I)	1,250	1,265
6.875%, H15T5Y + 2.890%(B)(I)	1,300	1,316
6.625%, H15T5Y + 3.001%(B)(I)	2,400	2,434
Citizens Financial Group
6.750%, H15T5Y + 2.379%(B)(I)	900	891
Corebridge Financial
6.875%, H15T5Y + 3.181%(B)(I)	930	963
6.875%, H15T5Y + 3.846%, 12/15/2052 (B)	950	964
Credit Agricole
7.125%, USISSO05 + 3.584%(A)(B)(I)	600	606
Credit Agricole MTN
4.750%, H15T5Y + 3.237%(A)(B)(I)	3,000	2,893
Goldman Sachs Group
7.500%, H15T5Y + 2.809%(B)(I)	5,100	5,284
6.850%, H15T5Y + 2.461%(B)(I)	300	307
HSBC Holdings PLC
7.000%, H15T5Y + 2.798%(B)(I)	1,000	1,005
6.750%, H15T5Y + 2.513%(B)(I)	300	298
Huntington Bancshares
6.250%, H15T5Y + 2.653%(B)(I)	1,750	1,763
4.450%, H15T7Y + 4.045%(B)(I)	4,218	4,162
ING Groep
7.000%, USISSO05 + 3.594%(B)(I)	2,400	2,442
5.750%, H15T5Y + 4.342%(B)(I)	4,600	4,607
JPMorgan Chase
6.875%, H15T5Y + 2.737%(B)(I)	4,500	4,659
6.500%, H15T5Y + 2.152%(B)(I)	1,500	1,524
6.100%, H15T5Y + 2.080%(B)(I)	2,500	2,504
KeyCorp
5.000%, TSFR3M + 3.868%(B)(I)	1,700	1,699
Lloyds Banking Group PLC
8.000%, H15T5Y + 3.913%(B)(I)	4,800	5,079
MetLife
5.850%, H15T5Y + 1.817%, 03/15/2056 (B)	500	485
NatWest Group PLC
8.125%, H15T5Y + 3.752%(B)(I)	2,000	2,177
Nomura Holdings
7.000%, H15T5Y + 3.084%(B)(I)	1,200	1,212
PNC Financial Services Group
6.250%, H15T7Y + 2.808%(B)(I)	2,100	2,133
6.000%, H15T5Y + 3.000%(B)(I)	3,300	3,310
Prudential Financial
6.500%, H15T5Y + 2.404%, 03/15/2054 (B)	1,000	1,021

68	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Royal Bank of Canada
7.500%, H15T5Y + 2.887%, 05/02/2084 (B)	$500	$517
6.750%, H15T5Y + 2.815%, 08/24/2085 (B)	900	911
6.500%, H15T5Y + 2.462%, 11/24/2085 (B)	4,600	4,441
6.350%, H15T5Y + 2.257%, 11/24/2084 (B)	500	477
Societe Generale
10.000%, H15T5Y + 5.448%(B)(I)	200	216
Standard Chartered PLC
7.014%, US0003M + 1.460%(A)(B)(I)	4,000	4,048
State Street
6.700%, H15T5Y + 2.628%(B)(I)	1,200	1,232
6.450%, H15T5Y + 2.135%(B)(I)	2,400	2,419
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (B)	4,000	4,120
Truist Financial
6.250%, H15T5Y + 2.129%(B)(I)	2,000	1,975
5.100%, H15T10Y + 4.349%(B)(I)	1,000	991
UBS Group
9.250%, H15T5Y + 4.745%(A)(B)(I)	2,000	2,139
9.250%, H15T5Y + 4.758%(A)(B)(I)	1,000	1,139
4.375%, H15T5Y + 3.313%(A)(B)(I)	6,000	5,471
US Bancorp
3.700%, H15T5Y + 2.541%(B)(I)	6,200	6,151
Voya Financial
7.758%, H15T5Y + 3.358%(B)(I)	1,700	1,756
Wells Fargo
6.125%, H15T5Y + 2.340%(B)(I)	3,000	2,973
		151,479
Government — 0.3%
CoBank ACB
6.750%, H15T5Y + 2.620%(B)(I)	300	300
6.250%, TSFR3M + 4.660%(B)(I)	500	501
Farm Credit Bank of Texas
7.000%, H15T5Y + 3.010%(B)(I)	1,750	1,774
		2,575
Utilities — 0.3%
Dominion Energy
4.350%, H15T5Y + 3.195%(B)(I)	1,100	1,094
Electricite de France
9.125%, H15T5Y + 5.411%(B)(I)	1,000	1,146
		2,240

Total Corporate Obligations
(Cost $154,777) ($ Thousands)		156,294
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bills
3.790%, 09/22/2026 (J)	$300	$299
3.678%, 10/13/2026 (J)	10,800	10,753
3.631%, 09/17/2026 (J)	7,700	7,688
U.S. Treasury Bills - WI Post Auction
3.818%, 10/27/2026 (J)	$8,900	8,848
U.S. Treasury Notes
4.250%, 07/31/2028	$11,000	10,981

Total U.S. Treasury Obligations
(Cost $38,593) ($ Thousands)		38,569

	Shares
PREFERRED STOCK — 3.9%
Communication Services — 0.3%
AT&T
4.750%	133,799	2,252

Financials — 3.4%
Allstate
4.750%	21,234	369
Arch Capital Group
5.450%	12,797	243
Associated Banc-Corp
5.875%	4,125	82
Axis Capital Holdings
5.500%	24,272	446
Bank of America
4.679%, TSFR3M + 0.912%(B)	16,853	314
Bank of Hawaii
4.375%	18,284	279
Capital One Financial
5.000%	70,400	1,231
Citigroup
6.250%	8,121	197
Citizens Financial Group
6.500%, H15T5Y + 2.629%(B)	59,343	1,472
Equitable Holdings
5.250%	28,094	534
4.300%	57,619	962
Fifth Third Bancorp
7.671%, TSFR3M + 3.972%(B)	49,904	1,270
6.875%, H15T5Y + 3.125%(B)	24,700	637
First Horizon
6.750%	60,658	1,480
Goldman Sachs Group
4.689%, TSFR3M + 0.932%(B)	4,166	78
KeyCorp
6.200%, H15T5Y + 3.132%(B)	15,000	377
6.125%, TSFR3M + 4.154%(B)	4,283	107

SEI Tax Exempt Trust	69

SCHEDULE OF INVESTMENTS

August 31, 2026

Tax-Advantaged Income Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
M&T Bank
6.625%	98,000	$2,472
6.350%	9,696	235
MetLife
5.625%	9,151	192
4.750%	189,735	3,347
Morgan Stanley
4.715%, TSFR3M + 0.962%(B)	133,149	2,514
Northern Trust
4.700%	20,248	383
Regions Financial
6.950%, H15T5Y + 2.771%(B)	6,289	160
5.700%, TSFR3M + 3.410%(B)	16,465	403
4.450%	53,474	871
RenaissanceRe Holdings
4.200%	61,349	903
Santander Holdings USA
6.500%	33,896	813
5.250%	43,031	901
Stifel Financial
4.500%	43,946	695
Truist Financial
4.750%	20,569	361
UMB Financial
7.750%, H15T5Y + 3.743%(B)	36,600	970
US Bancorp
5.500%	19,936	415
5.035%, TSFR3M + 1.282%(B)	500	384
Voya Financial
5.350%, H15T5Y + 3.210%(B)	94,170	2,207
		28,304
Utilities — 0.2%
Entergy Texas
5.375%	39,700	937
NSTAR Electric
4.780%	10,708	809
		1,746

Total Preferred Stock
(Cost $36,804) ($ Thousands)		32,302

	Face Amount (Thousands)
MORTGAGE-BACKED SECURITIES — 1.2%
Agency Mortgage-Backed Obligations — 1.2%
FHLMC
5.210%, 08/01/2040	$3,529	3,709
3.850%, 07/01/2039	4,085	3,774
Freddie Mac, Multifamily ML Certificates, Ser ML17, Cl A
3.084%, 04/25/2043(B)	1,943	1,692
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Washington State Housing Finance Commission, Ser 1, Cl A2
4.081%, 08/20/2063(B)	$594	$535

Total Mortgage-Backed Securities
(Cost $9,379) ($ Thousands)		9,710

LOAN PARTICIPATION — 1.0%
TAKE BACK & EXIT FACILITY
8.500%, 10/21/2027 (K)	11,898	8,464

Total Loan Participation
(Cost $10,665) ($ Thousands)		8,464

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
3.570%**†	776,132	776
Total Cash Equivalent
(Cost $776) ($ Thousands)		776
Total Investments in Securities — 100.3%
(Cost $895,272) ($ Thousands)		$828,843

Percentages are based on Net Assets of $826,087 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security (see Note 6).
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2026, the value of these securities amounted to $156,430 ($ Thousands), representing 18.9% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Zero coupon security.
(D)	Security is in default on interest payment.
(E)	No interest rate available.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(H)	Securities are held in connection with a letter of credit issued by a major bank.
(I)	Perpetual security with no stated maturity date.
(J)	Interest rate represents the security's effective yield at the time of purchase.
(K)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

70	SEI Tax Exempt Trust

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	582,728	–	582,728
Corporate Obligations	–	156,294	–	156,294
U.S. Treasury Obligations	–	38,569	–	38,569
Preferred Stock	32,302	–	–	32,302
Mortgage-Backed Securities	–	9,710	–	9,710
Loan Participation	–	–	8,464	8,464
Cash Equivalent	776	–	–	776
Total Investments in Securities	33,078	787,301	8,464	828,843

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended August 31, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$566	$66,040	$(65,830)	$—	$—	$776	$78	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust	71

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

August 31, 2026

Portfolio Abbreviations

ACB — Agricultural Credit Bank

AG — Assured Guaranty Inc.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Co.

AMT — Alternative Minimum Tax

BAM — Build America Mutual Assurance Co.

BAM-TCRS — Build America Mutual Assurance Co. – Transferable Custodial Receipts

CA MTG INS — California Mortgage Loan Insurance Program

Cl — Class

CNTY-GTD — County Guaranteed

COMWLTH APPROP — Commonwealth Appropriation

COP — Certificate of Participation

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year

HUD SECT 8 — HUD Section 8 Project-Based Rental Assistance

MTN — Medium Term Note

MUN GOVT GTD — Municipal Government Guaranteed

NATL — National Public Finance Guarantee Corp.

PFC — Public Facility Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Board Loan Fund

RB — Revenue Bond

SAB — Special Assessment Bond

SCH BD GTY — School Bond Guarantee

SCH BD RES FD — School Bond Reserve Fund

SD CRED PROG — School District Credit Enhancement Program

Ser — Series

SONYMA — State of New York Mortgage Agency

ST AID WITHHLDG — State Aid Withholding

ST APPROP — State Appropriation

ST INTERCEPT — State Aid Intercept Program

ST STANDBY NT PURCHASE — State Standby Note Purchase Agreement

TA — Tax Allocation

US0003M — 3-Month USD LIBOR Rate

UT CSCE — Utah Charter School Credit Enhancement Program

TSFR3M — Term Secured Overnight Financing Rate 3 Month

72	SEI Tax Exempt Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)
August 31, 2026

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Assets:
Investments, at value †	$1,551,138	$717,346
Affiliated investment, at value ††	531	—
Cash and cash equivalents	7,898	1,133
Dividends and interest receivable	18,622	8,100
Receivable for fund shares sold	554	573
Receivable for investment securities sold	—	2,517
Prepaid expenses	68	32
Total Assets	1,578,811	729,701
Liabilities:
Payable for investment securities purchased	19,938	14,797
Payable for fund shares redeemed	719	540
Income distribution payable	574	253
Shareholder servicing fees payable	292	141
Investment advisory fees payable	256	120
Administration fees payable	219	155
Chief Compliance Officer fees payable	5	2
Trustees’ fees payable	1	—
Accrued expense payable	171	81
Total Liabilities	22,175	16,089
Net Assets	$1,556,636	$713,612
† Cost of investments	$1,590,498	$718,144
†† Cost of affiliated investment	531	—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,649,738	$726,521
Total accumulated losses	(93,102)	(12,909)
Net Assets	$1,556,636	$713,612
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.95	$10.00
	($1,370,021,783 ÷ 125,098,008 shares)	($662,856,651 ÷ 66,293,892 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.96	$9.99
	($186,614,114 ÷ 17,028,736 shares)	($50,755,663 ÷ 5,078,543 shares)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

73	SEI Tax Exempt Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)
August 31, 2026

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$215,191	$58,730	$91,277	$108,038	$135,815	$828,067
5,403	316	1,313	270	2,169	776
—	—	—	—	—	448
2,387	617	891	1,295	1,610	8,389
234	1	29	8	13	247
—	—	—	—	—	—
10	3	4	5	6	40
223,225	59,667	93,514	109,616	139,613	837,967

5,827	—	1,691	—	2,425	10,278
97	12	100	46	48	235
70	26	18	35	32	738
25	8	12	13	17	120
44	13	18	21	31	258
35	10	15	18	22	154
1	—	—	—	—	3
—	—	—	—	—	1
24	7	11	13	16	93
6,123	76	1,865	146	2,591	11,880
$217,102	$59,591	$91,649	$109,470	$137,022	$826,087
$222,398	$60,096	$93,421	$109,513	$138,415	$894,496
5,403	316	1,313	270	2,169	776

$230,942	$62,347	$95,030	$112,772	$141,450	$946,810
(13,840)	(2,756)	(3,381)	(3,302)	(4,428)	(120,723)
$217,102	$59,591	$91,649	$109,470	$137,022	$826,087
$10.16	$10.09	$9.94	$10.23	$10.36	$8.87
($198,818,786 ÷ 19,575,155 shares)	($59,428,450 ÷ 5,892,146 shares)	($91,356,896 ÷ 9,192,607 shares)	($101,380,443 ÷ 9,909,984 shares)	($136,936,871 ÷ 13,221,683 shares)	($568,723,645 ÷ 64,151,336 shares)
$10.17	$10.07	$9.93	$10.22	$10.36	$8.86
($18,282,778 ÷ 1,798,391 shares)	($162,498 ÷ 16,137 shares)	($292,489 ÷ 29,447 shares)	($8,089,195 ÷ 791,869 shares)	($85,354 ÷ 8,241 shares)	($257,363,713 ÷ 29,056,916 shares)

SEI Tax Exempt Trust	74

STATEMENTS OF OPERATIONS ($ Thousands)
For the year ended August 31, 2026

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest income	$58,309	$24,566
Dividend income	—	—
Income from Affiliated Investments	190	—
Total Investment Income	58,499	24,566
Expenses:
Investment advisory fees	5,151	2,435
Shareholder servicing fees - Class F	3,424	1,711
Administration fees	3,108	1,476
Trustees’ fees	45	22
Chief Compliance Officer fees	10	5
Registration fees	122	60
Professional fees	117	52
Pricing fees	111	59
Printing fees	108	49
Custodian/Wire Agent fees	45	21
Proxy fees	3	2
Other expenses	53	26
Total Expenses	12,297	5,918
Less, waiver of:
Investment advisory fees	(2,149)	(977)
Administration fees	(744)	(403)
Shareholder servicing fees - Class F	—	—
Net Expenses	9,404	4,538
Net Investment Income	49,095	20,028
Net Realized Gain/(Loss) on:
Investments	(2,358)	(851)
Net Realized Gain/(Loss)	(2,358)	(851)
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	5,143	(2,858)
Net Change in Unrealized Appreciation/(Depreciation)	5,143	(2,858)
Net Realized and Unrealized Gain/(Loss)	2,785	(3,709)
Net Increase in Net Assets Resulting from Operations	$51,880	$16,319

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

75	SEI Tax Exempt Trust

STATEMENTS OF OPERATIONS ($ Thousands)
For the year ended August 31, 2026

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$6,471	$1,628	$2,580	$3,291	$3,935	$46,487
—	—	—	—	—	1,879
73	29	58	63	88	78
6,544	1,657	2,638	3,354	4,023	48,444

743	200	305	365	479	4,130
515	151	230	255	342	1,480
451	121	185	222	274	2,478
7	2	3	3	4	24
1	—	1	1	1	6
18	3	7	9	11	63
16	8	7	8	10	58
16	7	9	9	12	66
15	4	6	8	9	57
6	1	3	3	4	25
—	—	—	—	—	1
8	2	3	4	5	29
1,796	499	759	887	1,151	8,417

(207)	(42)	(93)	(111)	(112)	(1,104)
(55)	(27)	(17)	(19)	(36)	(756)
(206)	(61)	(92)	(102)	(137)	(12)
1,328	369	557	655	866	6,545
5,216	1,288	2,081	2,699	3,157	41,899

(384)	(272)	(364)	(121)	(386)	(13,746)
(384)	(272)	(364)	(121)	(386)	(13,746)

(53)	114	242	219	(50)	9,718
(53)	114	242	219	(50)	9,718
(437)	(158)	(122)	98	(436)	(4,028)
$4,779	$1,130	$1,959	$2,797	$2,721	$37,871

SEI Tax Exempt Trust	76

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)
For the years ended August 31,

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
	9/1/2025 to 8/31/2026	9/1/2024 to 8/31/2025	9/1/2025 to 8/31/2026	9/1/2024 to 8/31/2025
Operations:
Net investment income	$49,095	$48,644	$20,028	$21,302
Net realized loss	(2,358)	(9,677)	(851)	(2,417)
Net change in unrealized appreciation (depreciation)	5,143	(28,768)	(2,858)	6,225
Net Increase in Net Assets Resulting from Operations	51,880	10,199	16,319	25,110
Distributions:
Class F	(42,029)	(41,442)	(18,395)	(19,757)
Class Y	(6,344)	(6,382)	(1,575)	(1,524)
Total Distributions	(48,373)	(47,824)	(19,970)	(21,281)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	198,000	350,344	81,545	134,587
Reinvestment of dividends & distributions	37,311	36,833	15,475	16,695
Cost of shares redeemed	(216,221)	(372,943)	(146,767)	(220,247)
Net Increase (Decrease) from Class F Transactions	19,090	14,234	(49,747)	(68,965)
Class Y:
Proceeds from shares issued	26,265	46,112	4,962	17,340
Reinvestment of dividends & distributions	4,217	4,683	1,203	1,185
Cost of shares redeemed	(36,618)	(45,311)	(10,133)	(11,535)
Net Increase (Decrease) from Class Y Transactions	(6,136)	5,484	(3,968)	6,990
Net Increase (Decrease) in Net Assets from Capital Share Transactions	12,954	19,718	(53,715)	(61,975)
Net Increase (Decrease) in Net Assets	16,461	(17,907)	(57,366)	(58,146)
Net Assets:
Beginning of year	1,540,175	1,558,082	770,978	829,124
End of year	$1,556,636	$1,540,175	$713,612	$770,978

(1) See Note 7 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

77	SEI Tax Exempt Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)
For the years ended August 31,

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
9/1/2025 to 8/31/2026	9/1/2024 to 8/31/2025	9/1/2025 to 8/31/2026	9/1/2024 to 8/31/2025	9/1/2025 to 8/31/2026	9/1/2024 to 8/31/2025	9/1/2025 to 8/31/2026	9/1/2024 to 8/31/2025

$5,216	$5,090	$1,288	$1,123	$2,081	$2,106	$2,699	$2,463
(384)	(2,607)	(272)	(278)	(364)	(225)	(121)	(751)
(53)	1,147	114	6	242	(70)	219	205
4,779	3,630	1,130	851	1,959	1,811	2,797	1,917

(4,752)	(4,636)	(1,284)	(1,102)	(2,070)	(2,084)	(2,470)	(2,239)
(473)	(451)	(4)	(5)	(7)	(14)	(225)	(213)
(5,225)	(5,087)	(1,288)	(1,107)	(2,077)	(2,098)	(2,695)	(2,452)

22,204	47,498	6,729	10,403	11,065	28,550	10,446	36,420
4,057	3,998	1,036	928	1,861	1,848	2,103	1,976
(38,552)	(58,718)	(8,272)	(9,922)	(13,165)	(30,852)	(12,231)	(33,197)
(12,291)	(7,222)	(507)	1,409	(239)	(454)	318	5,199

1,143	4,502	17	—	74	—	461	828
368	366	2	—	5	11	194	190
(4,290)	(3,368)	(2)	(133)	(61)	(468)	(1,808)	(909)
(2,779)	1,500	17	(133)	18	(457)	(1,153)	109
(15,070)	(5,722)	(490)	1,276	(221)	(911)	(835)	5,308
(15,516)	(7,179)	(648)	1,020	(339)	(1,198)	(733)	4,773

232,618	239,797	60,239	59,219	91,988	93,186	110,203	105,430
$217,102	$232,618	$59,591	$60,239	$91,649	$91,988	$109,470	$110,203

SEI Tax Exempt Trust	78

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)
For the years ended August 31,

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	9/1/2025 to 8/31/2026	9/1/2024 to 8/31/2025	9/1/2025 to 8/31/2026	9/1/2024 to 8/31/2025
Operations:
Net investment income	$3,157	$3,019	$41,899	$43,623
Net realized loss	(386)	(275)	(13,746)	(2,233)
Net change in unrealized appreciation (depreciation)	(50)	304	9,718	(52,073)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,721	3,048	37,871	(10,683)
Distributions:
Class F	(3,122)	(2,969)	(29,025)	(30,594)
Class Y	(3)	(5)	(12,123)	(10,650)
Total Distributions	(3,125)	(2,974)	(41,148)	(41,244)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	15,923	28,565	55,004	106,568
Reinvestment of dividends & distributions	2,778	2,649	23,925	25,500
Cost of shares redeemed	(19,492)	(26,475)	(117,422)	(286,511)
Net Increase (Decrease) from Class F Transactions	(791)	4,739	(38,493)	(154,443)
Class Y:
Proceeds from shares issued	28	6	78,472	38,614
Reinvestment of dividends & distributions	3	5	9,434	8,083
Cost of shares redeemed	(198)	(7)	(49,996)	(36,545)
Net Increase (Decrease) from Class Y Transactions	(167)	4	37,910	10,152
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(958)	4,743	(583)	(144,291)
Net Increase (Decrease) in Net Assets	(1,362)	4,817	(3,860)	(196,218)
Net Assets:
Beginning of year	138,384	133,567	829,947	1,026,165
End of year	$137,022	$138,384	$826,087	$829,947

(1) See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust	79

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout each year

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Intermediate-Term Municipal Fund
Class F
2026	$10.92	$0.35	$0.02	$0.37	$(0.34)	$—	$(0.34)	$10.95	3.40%	$1,370,022	0.63%		0.82%	3.11%	17%
2025	11.18	0.33	(0.27)	0.06	(0.32)	—	(0.32)	10.92	0.58	1,348,018	0.64	(1)	0.82	2.98	25
2024	10.84	0.31	0.34	0.65	(0.31)	—	(0.31)	11.18	6.07	1,366,706	0.63		0.82	2.85	24
2023	11.00	0.28	(0.16)	0.12	(0.28)	—	(0.28)	10.84	1.11	1,443,612	0.63		0.81	2.60	18
2022	12.29	0.25	(1.26)	(1.01)	(0.25)	(0.03)	(0.28)	11.00	(8.31)	1,755,076	0.63		0.80	2.16	24
Class Y
2026	$10.93	$0.38	$0.02	$0.40	$(0.37)	$—	$(0.37)	$10.96	3.66%	$186,614	0.38%		0.57%	3.36%	17%
2025	11.19	0.36	(0.27)	0.09	(0.35)	—	(0.35)	10.93	0.83	192,157	0.39	(2)	0.57	3.23	25
2024	10.85	0.34	0.34	0.68	(0.34)	—	(0.34)	11.19	6.33	191,376	0.38		0.57	3.10	24
2023	11.01	0.31	(0.16)	0.15	(0.31)	—	(0.31)	10.85	1.37	199,741	0.38		0.56	2.85	18
2022	12.30	0.28	(1.26)	(0.98)	(0.28)	(0.03)	(0.31)	11.01	(8.07)	174,307	0.38		0.55	2.41	24
Short Duration Municipal Fund
Class F
2026	$10.05	$0.27	$(0.05)	$0.22	$(0.27)	$—	$(0.27)	$10.00	2.21%	$662,856	0.63%		0.82%	2.70%	28%
2025	10.00	0.26	0.05	0.31	(0.26)	—	(0.26)	10.05	3.12	715,984	0.64	(1)	0.83	2.59	31
2024	9.83	0.24	0.17	0.41	(0.24)	—	(0.24)	10.00	4.24	781,433	0.63		0.82	2.45	37
2023	9.83	0.18	—	0.18	(0.18)	—	(0.18)	9.83	1.87	918,844	0.63		0.81	1.85	40
2022	10.13	0.06	(0.30)	(0.24)	(0.06)	—	(0.06)	9.83	(2.33)	1,094,787	0.63		0.80	0.65	35
Class Y
2026	$10.04	$0.30	$(0.06)	$0.24	$(0.29)	$—	$(0.29)	$9.99	2.47%	$50,756	0.38%		0.57%	2.95%	28%
2025	9.99	0.28	0.05	0.33	(0.28)	—	(0.28)	10.04	3.38	54,994	0.39	(2)	0.58	2.84	31
2024	9.82	0.27	0.17	0.44	(0.27)	—	(0.27)	9.99	4.50	47,691	0.38		0.57	2.70	37
2023	9.82	0.21	—	0.21	(0.21)	—	(0.21)	9.82	2.12	52,717	0.38		0.56	2.10	40
2022	10.12	0.09	(0.30)	(0.21)	(0.09)	—	(0.09)	9.82	(2.10)	63,199	0.38		0.55	0.90	35
California Municipal Bond Fund
Class F
2026	$10.19	$0.24	$(0.03)	$0.21	$(0.24)	$—	$(0.24)	$10.16	2.04%	$198,819	0.60%		0.82%	2.30%	22%
2025	10.24	0.21	(0.05)	0.16	(0.21)	—	(0.21)	10.19	1.55	211,532	0.61	(3)	0.83	2.03	28
2024	9.99	0.18	0.25	0.43	(0.18)	—	(0.18)	10.24	4.37	220,137	0.60		0.82	1.80	26
2023	10.10	0.16	(0.09)	0.07	(0.16)	(0.02)	(0.18)	9.99	0.73	229,828	0.60		0.82	1.60	11
2022	11.13	0.15	(1.00)	(0.85)	(0.15)	(0.03)	(0.18)	10.10	(7.71)	267,060	0.60		0.81	1.44	9
Class Y
2026	$10.20	$0.25	$(0.03)	$0.22	$(0.25)	$—	$(0.25)	$10.17	2.19%	$18,283	0.45%		0.57%	2.45%	22%
2025	10.24	0.22	(0.05)	0.17	(0.21)	—	(0.21)	10.20	1.74	21,086	0.46	(4)	0.58	2.18	28
2024	10.00	0.20	0.24	0.44	(0.20)	—	(0.20)	10.24	4.42	19,660	0.45		0.57	1.95	26
2023	10.09	0.17	(0.07)	0.10	(0.17)	(0.02)	(0.19)	10.00	1.00	21,238	0.45		0.57	1.75	11
2022	11.12	0.17	(1.00)	(0.83)	(0.17)	(0.03)	(0.20)	10.09	(7.58)	35,948	0.45		0.56	1.60	9
Massachusetts Municipal Bond Fund
Class F
2026	$10.11	$0.22	$(0.02)	$0.20	$(0.22)	$—	$(0.22)	$10.09	1.94%	$59,428	0.61%		0.82%	2.12%	21%
2025	10.16	0.18	(0.05)	0.13	(0.18)	—	(0.18)	10.11	1.32	60,092	0.65	(1)	0.86	1.83	20
2024	9.91	0.16	0.25	0.41	(0.16)	—	(0.16)	10.16	4.18	58,938	0.64		0.83	1.58	21
2023	9.96	0.14	(0.05)	0.09	(0.14)	—	(0.14)	9.91	0.92	61,290	0.63		0.82	1.40	14
2022	10.98	0.13	(0.97)	(0.84)	(0.13)	(0.05)	(0.18)	9.96	(7.78)	72,934	0.63		0.82	1.21	5
Class Y
2026	$10.10	$0.23	$(0.03)	$0.20	$(0.23)	$—	$(0.23)	$10.07	1.99%	$163	0.46%		0.57%	2.28%	21%
2025	10.14	0.20	(0.04)	0.16	(0.20)	—	(0.20)	10.10	1.57	147	0.50	(5)	0.61	1.98	20
2024	9.90	0.17	0.25	0.42	(0.18)	—	(0.18)	10.14	4.24	281	0.49		0.58	1.73	21
2023	9.94	0.15	(0.03)	0.12	(0.16)	—	(0.16)	9.90	1.17	337	0.48		0.57	1.55	14
2022	10.97	0.14	(0.98)	(0.84)	(0.14)	(0.05)	(0.19)	9.94	(7.74)	882	0.48		0.57	1.36	5

*	Per share calculated using average shares.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.48%.

80	SEI Tax Exempt Trust

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout each year

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust	81

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout each year

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
New Jersey Municipal Bond Fund
Class F
2026	$9.95	$0.23	$(0.01)	$0.22	$(0.23)	$—	$(0.23)	$9.94	2.17%	$91,357	0.60%		0.82%	2.25%	20%
2025	9.98	0.22	(0.03)	0.19	(0.22)	—	(0.22)	9.95	1.91	91,712	0.62	(1)	0.83	2.20	25
2024	9.78	0.20	0.20	0.40	(0.20)	—	(0.20)	9.98	4.12	92,445	0.61		0.82	2.01	21
2023	9.84	0.19	(0.06)	0.13	(0.19)	—	(0.19)	9.78	1.33	92,987	0.60		0.82	1.90	19
2022	10.73	0.17	(0.89)	(0.72)	(0.17)	—	(0.17)	9.84	(6.78)	108,363	0.60		0.82	1.63	12
Class Y
2026	$9.95	$0.24	$(0.02)	$0.22	$(0.24)	$—	$(0.24)	$9.93	2.22%	$292	0.45%		0.57%	2.40%	20%
2025	9.98	0.23	(0.03)	0.20	(0.23)	—	(0.23)	9.95	2.06	276	0.47	(2)	0.58	2.33	25
2024	9.77	0.21	0.21	0.42	(0.21)	—	(0.21)	9.98	4.39	741	0.46		0.57	2.16	21
2023	9.84	0.20	(0.07)	0.13	(0.20)	—	(0.20)	9.77	1.38	746	0.45		0.57	2.05	19
2022	10.73	0.18	(0.89)	(0.71)	(0.18)	—	(0.18)	9.84	(6.64)	1,052	0.45		0.57	1.79	12
New York Municipal Bond Fund
Class F
2026	$10.22	$0.25	$0.01	$0.26	$(0.25)	$—	$(0.25)	$10.23	2.55%	$101,381	0.60%		0.82%	2.43%	21%
2025	10.28	0.22	(0.06)	0.16	(0.22)	—	(0.22)	10.22	1.59	100,986	0.61	(1)	0.83	2.18	40
2024	10.02	0.19	0.26	0.45	(0.19)	—	(0.19)	10.28	4.52	96,269	0.61		0.82	1.85	19
2023	10.07	0.17	(0.04)	0.13	(0.17)	(0.01)	(0.18)	10.02	1.31	102,989	0.60		0.82	1.67	23
2022	11.07	0.15	(0.89)	(0.74)	(0.15)	(0.11)	(0.26)	10.07	(6.80)	122,816	0.60		0.82	1.45	11
Class Y
2026	$10.21	$0.27	$0.01	$0.28	$(0.27)	$—	$(0.27)	$10.22	2.70%	$8,089	0.45%		0.57%	2.57%	21%
2025	10.27	0.24	(0.06)	0.18	(0.24)	—	(0.24)	10.21	1.74	9,217	0.46	(2)	0.58	2.33	40
2024	10.00	0.20	0.27	0.47	(0.20)	—	(0.20)	10.27	4.78	9,161	0.46		0.57	2.00	19
2023	10.05	0.18	(0.04)	0.14	(0.18)	(0.01)	(0.19)	10.00	1.46	9,591	0.45		0.57	1.82	23
2022	11.05	0.17	(0.89)	(0.72)	(0.17)	(0.11)	(0.28)	10.05	(6.68)	18,421	0.45		0.57	1.60	11
Pennsylvania Municipal Bond Fund
Class F
2026	$10.39	$0.24	$(0.03)	$0.21	$(0.24)	$—	$(0.24)	$10.36	2.01%	$136,937	0.63%		0.84%	2.30%	22%
2025	10.38	0.22	0.01	0.23	(0.22)	—	(0.22)	10.39	2.22	138,133	0.64	(3)	0.85	2.14	18
2024	10.14	0.20	0.24	0.44	(0.20)	—	(0.20)	10.38	4.36	133,321	0.64		0.84	1.94	20
2023	10.25	0.18	(0.11)	0.07	(0.18)	—	(0.18)	10.14	0.68	142,567	0.63		0.84	1.75	7
2022	11.29	0.17	(1.02)	(0.85)	(0.17)	(0.02)	(0.19)	10.25	(7.66)	165,277	0.63		0.84	1.55	6
Class Y
2026	$10.39	$0.26	$(0.03)	$0.23	$(0.26)	$—	$(0.26)	$10.36	2.16%	$85	0.48%		0.59%	2.44%	22%
2025	10.38	0.24	—	0.24	(0.23)	—	(0.23)	10.39	2.38	251	0.49	(4)	0.60	2.30	18
2024	10.13	0.21	0.25	0.46	(0.21)	—	(0.21)	10.38	4.60	246	0.48		0.59	2.10	20
2023	10.25	0.19	(0.12)	0.07	(0.19)	—	(0.19)	10.13	0.73	236	0.48		0.59	1.90	7
2022	11.29	0.18	(1.02)	(0.84)	(0.18)	(0.02)	(0.20)	10.25	(7.52)	866	0.48		0.59	1.70	6
Tax-Advantaged Income Fund
Class F
2026	$8.90	$0.45	$(0.04)	$0.41	$(0.44)	$—	$(0.44)	$8.87	4.67%	$568,724	0.86%		1.09%	4.99%	39%
2025	9.44	0.44	(0.56)	(0.12)	(0.42)	—	(0.42)	8.90	(1.37)	608,823	0.87	(5)	1.09	4.78	20
2024	8.94	0.47	0.47	0.94	(0.44)	—	(0.44)	9.44	10.77	802,059	0.86		1.08	5.19	23
2023	9.36	0.44	(0.45)	(0.01)	(0.41)	—	(0.41)	8.94	(0.07)	849,722	0.86		1.08	4.84	27
2022	10.87	0.38	(1.45)	(1.07)	(0.37)	(0.07)	(0.44)	9.36	(10.01)	1,006,757	0.86		1.08	3.72	24
Class Y
2026	$8.89	$0.48	$(0.04)	$0.44	$(0.47)	$—	$(0.47)	$8.86	4.93%	$257,363	0.61%		0.84%	5.29%	39%
2025	9.43	0.46	(0.56)	(0.10)	(0.44)	—	(0.44)	8.89	(1.13)	221,124	0.62	(6)	0.84	5.03	20
2024	8.93	0.50	0.46	0.96	(0.46)	—	(0.46)	9.43	11.05	224,106	0.62		0.84	5.43	23
2023	9.35	0.46	(0.45)	0.01	(0.43)	—	(0.43)	8.93	0.18	206,077	0.61		0.83	5.09	27
2022	10.86	0.40	(1.44)	(1.04)	(0.40)	(0.07)	(0.47)	9.35	(9.80)	171,151	0.61		0.83	3.98	24

*	Per share calculated using average shares.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.48%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.

82	SEI Tax Exempt Trust

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout each year

(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.61%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust	83

NOTES TO FINANCIAL STATEMENTS

August 31, 2026

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eight operational funds: the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income (each a “Fund”, collectively the “Funds”). The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified. The Trust is registered to offer Class F and Class Y shares of each Fund.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Procedures”).

As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a “Pricing Service”). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Fund will value the securities using a bid price from at least one independent broker.

84	SEI Tax Exempt Trust

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Pricing Policies and Procedures (Fair Value Procedures) until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC, through the Committee, or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Procedures. The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

SEI Tax Exempt Trust	85

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2026

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the year ended August 31, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended August 31, 2026, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date.

Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use interest rate futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2026, if applicable.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, are reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Discount and Premium Amortization — All amortization is calculated using the effective interest method.

86	SEI Tax Exempt Trust

Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) is the Distributor of the shares of the Funds under a Distribution Agreement. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F Shares that allows such shares to pay service providers a fee based on average daily net assets of such Class F Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions and prime broker fees, taxes, costs associated with litigation- or tax-related services, Trustee fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

SEI Tax Exempt Trust	87

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2026

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Voluntary Expense Limitations
Intermediate-Term Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
Short Duration Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
California Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Massachusetts Municipal Bond Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.48%
New Jersey Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
New York Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Pennsylvania Municipal Bond Fund
Class F	0.35%	0.25%	0.63%
Class Y	0.35%	0.00%	0.48%
Tax-Advantaged Income Fund
Class F	0.50%	0.25%	0.86%
Class Y	0.50%	0.00%	0.61%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Intermediate-Term Municipal Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Short Duration Municipal Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
California Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Massachusetts Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
New Jersey Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
New York Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Pennsylvania Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Tax-Advantaged Income Fund	0.3000%	0.2550%	0.2100%	0.1650%	0.1200%

As of August 31, 2026, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Intermediate-Term Municipal Fund
Nomura Investments Fund Advisers, a series of
Nomura Investment Management Business Trust
Insight North America LLC
Wellington Management Company LLP
Short Duration Municipal Fund
Allspring Global Investments, LLC
Neuberger Berman Investment Advisers LLC
California Municipal Bond Fund
Investment Sub-Adviser
Insight North America LLC
Massachusetts Municipal Bond Fund
Insight North America LLC
New Jersey Municipal Bond Fund
Insight North America LLC
New York Municipal Bond Fund
Insight North America LLC
Pennsylvania Municipal Bond Fund
Insight North America LLC
Tax-Advantaged Income Fund
Allspring Global Investments, LLC
Pacific Investment Management Company LLC
Spectrum Asset Management, Inc.

88	SEI Tax Exempt Trust

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliated securities for the year ended August 31, 2026, if applicable.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the year ended August 31, 2026, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the year ended August 31, 2026, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund
Purchases	$—	$289,561	$289,561
Sales	—	259,661	259,661
	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Short Duration Municipal Fund
Purchases	—	172,837	172,837
Sales	—	215,669	215,669
California Municipal Bond Fund
Purchases	—	48,155	48,155
Sales	—	57,989	57,989
Massachusetts Municipal Bond Fund
Purchases	—	13,427	13,427
Sales	—	12,788	12,788
New Jersey Municipal Bond Fund
Purchases	—	19,799	19,799
Sales	—	18,003	18,003
New York Municipal Bond Fund
Purchases	—	25,206	25,206
Sales	—	23,117	23,117
Pennsylvania Municipal Bond Fund
Purchases	—	30,443	30,443
Sales	—	29,255	29,255
Tax-Advantaged Income Fund
Purchases	65,720	219,694	285,414
Sales	51,997	233,999	285,996

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2026, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended August 31, 2026, the Funds did not incur any interest or penalties.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise. The permanent differences primarily consist of market discount adjustments, defaulted bond adjustments, perpetual bond adjustments, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes. There are no permanent differences credited or charged to paid-in capital and distributable earnings as of August 31, 2026.

SEI Tax Exempt Trust	89

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2026

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund	2026	$47,997	$376	$—	$48,373
	2025	47,332	492	—	47,824
Short Duration Municipal Fund	2026	19,879	91	—	19,970
	2025	21,228	53	—	21,281
California Municipal Bond Fund	2026	5,162	63	—	5,225
	2025	4,940	147	—	5,087
Massachusetts Municipal Bond Fund	2026	1,263	25	—	1,288
	2025	1,076	31	—	1,107
New Jersey Municipal Bond Fund	2026	2,027	50	—	2,077
	2025	2,026	72	—	2,098
New York Municipal Bond Fund	2026	2,640	55	—	2,695
	2025	2,364	88	—	2,452
Pennsylvania Municipal Bond Fund	2026	3,050	75	—	3,125
	2025	2,907	67	—	2,974
Tax-Advantaged Income Fund	2026	24,864	16,284	—	41,148
	2025	26,082	15,162	—	41,244

As of August 31, 2026, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Intermediate-Term Municipal Fund	$4,184	$—	$—	$(55,929)	$—	$(37,226)	$(4,131)	$(93,102)
Short Duration Municipal Fund	1,611	—	—	(12,247)	—	(692)	(1,581)	(12,909)
California Municipal Bond Fund	487	—	—	(6,660)	—	(7,207)	(460)	(13,840)
Massachusetts Municipal Bond Fund	136	—	—	(1,394)	—	(1,366)	(132)	(2,756)
New Jersey Municipal Bond Fund	185	—	—	(1,241)	—	(2,142)	(183)	(3,381)
New York Municipal Bond Fund	242	—	—	(1,820)	—	(1,492)	(232)	(3,302)
Pennsylvania Municipal Bond Fund	280	—	—	(1,922)	—	(2,510)	(276)	(4,428)
Tax-Advantaged Income Fund	4,906	—	—	(57,388)	—	(64,209)	(4,035)	(120,726)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

The Funds have capital losses carried forward as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/26 ($ Thousands)
Intermediate-Term Municipal Fund	$20,848	$35,081	$55,929
Short Duration Municipal Fund	655	11,592	12,247
California Municipal Bond Fund	–	6,660	6,660
	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/26 ($ Thousands)
Massachusetts Municipal Bond Fund	13	1,381	1,394
New Jersey Municipal Bond Fund	96	1,145	1,241
New York Municipal Bond Fund	–	1,820	1,820

90	SEI Tax Exempt Trust

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/26 ($ Thousands)
Pennsylvania Municipal Bond Fund	14	1,908	1,922
Tax-Advantaged Income Fund	15,355	42,033	57,388

At August 31, 2026, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds were as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$1,588,893	$8,809	$(46,035)	$(37,226)
Short Duration Municipal Fund	718,039	1,604	(2,296)	(692)
California Municipal Bond Fund	227,801	645	(7,852)	(7,207)
Massachusetts Municipal Bond Fund	60,412	183	(1,549)	(1,366)
New Jersey Municipal Bond Fund	94,734	112	(2,254)	(2,142)
New York Municipal Bond Fund	109,800	351	(1,843)	(1,492)
Pennsylvania Municipal Bond Fund	140,494	611	(3,121)	(2,510)
Tax-Advantaged Income Fund	893,052	22,885	(87,094)	(64,209)

The Funds did not pay any federal or state income taxes. Certain Funds may have paid income taxes in foreign jurisdictions for the year ended 2026. Taxes paid to specific jurisdictions, if applicable, represent less than 5% of income taxes paid (net of refunds received).

6. CONCENTRATIONS/RISK

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on the future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principal risks:

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

SEI Tax Exempt Trust	91

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2026

California Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Massachusetts Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

New Jersey Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

New York Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Pennsylvania Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Funds intend to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company. The Intermediate-Term Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

92	SEI Tax Exempt Trust

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

SEI Tax Exempt Trust	93

NOTES TO FINANCIAL STATEMENTS (Concluded)

August 31, 2026

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

7. SHARE TRANSACTIONS:

Capital share transactions for the Funds were as follows (Thousands):

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
	09/01/2025 to 08/31/2026	09/01/2024 to 08/31/2025	09/01/2025 to 08/31/2026	09/01/2024 to 08/31/2025	09/01/2025 to 08/31/2026	09/01/2024 to 08/31/2025
Shares Issued and Redeemed:
Class F:
Shares Issued	17,762	31,684	8,126	13,490	2,145	4,671
Shares Issued in Lieu of Dividends and Distributions	3,351	3,344	1,543	1,671	392	395
Redeemed	(19,411)	(33,875)	(14,623)	(22,070)	(3,719)	(5,816)
Total Class F Transactions	1,702	1,153	(4,954)	(6,909)	(1,182)	(750)
Class Y:
Shares Issued	2,354	4,168	494	1,741	109	443
Shares Issued in Lieu of Dividends and Distributions	378	425	120	119	36	36
Redeemed	(3,281)	(4,122)	(1,010)	(1,157)	(414)	(332)
Total Class Y Transactions	(549)	471	(396)	703	(269)	147
Increase (Decrease) in Share Transactions	1,153	1,624	(5,350)	(6,206)	(1,451)	(603)

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
	09/01/2025 to 08/31/2026	09/01/2024 to 08/31/2025	09/01/2025 to 08/31/2026	09/01/2024 to 08/31/2025	09/01/2025 to 08/31/2026	09/01/2024 to 08/31/2025
Shares Issued and Redeemed:
Class F:
Shares Issued	655	1,035	1,096	2,886	1,006	3,583
Shares Issued in Lieu of Dividends and Distributions	101	92	185	186	203	194
Redeemed	(805)	(988)	(1,304)	(3,115)	(1,179)	(3,260)
Total Class F Transactions	(49)	139	(23)	(43)	30	517
Class Y:
Shares Issued	1	—	7	—	45	81
Shares Issued in Lieu of Dividends and Distributions	—	—	—	1	19	19
Redeemed	—	(13)	(6)	(47)	(175)	(89)
Total Class Y Transactions	1	(13)	1	(46)	(111)	11
Increase (Decrease) in Share Transactions	(48)	126	(22)	(89)	(81)	528

94	SEI Tax Exempt Trust

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/2025 to 08/31/2026	09/01/2024 to 08/31/2025	09/01/2025 to 08/31/2026	09/01/2024 to 08/31/2025
Shares Issued and Redeemed:
Class F:
Shares Issued	1,516	2,774	6,078	11,497
Shares Issued in Lieu of Dividends and Distributions	264	257	2,647	2,770
Redeemed	(1,855)	(2,573)	(12,965)	(30,883)
Total Class F Transactions	(75)	458	(4,240)	(16,616)
Class Y:
Shares Issued	3	1	8,671	4,179
Shares Issued in Lieu of Dividends and Distributions	—	—	1,045	881
Redeemed	(19)	(1)	(5,522)	(3,971)
Total Class Y Transactions	(16)	—	4,194	1,089
Increase (Decrease) in Share Transactions	(91)	458	(46)	(15,527)

8. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of August 31, 2026, SPTC held of record the following percentage of outstanding shares of each Fund:

Intermediate-Term Municipal Fund
Class F	94.69%
Class Y	83.30%
Short Duration Municipal Fund
Class F	95.66%
Class Y	76.29%
California Municipal Bond Fund
Class F	93.40%
Class Y	97.76%
Massachusetts Municipal Bond Fund
Class F	97.78%
Class Y	88.50%
New Jersey Municipal Bond Fund
Class F	97.08%
Class Y	61.14%
New York Municipal Bond Fund
Class F	96.49%
Class Y	96.27%
Pennsylvania Municipal Bond Fund
Class F	94.59%
Class Y	45.27%
Tax-Advantaged Income Fund
Class F	95.28%
Class Y	82.29%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds the shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

9. SEGMENT REPORTING

The Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Chief Financial Officer serves as the CODM. The CODM reviews Fund-level financial information, including total returns, expense ratios, changes in net assets, schedules of investments, and other performance and profitability reports, to assess the Fund’s operating results. Each Fund is structured as an investment company and represents a single operating segment. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

SEI Tax Exempt Trust	95

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

SEI Tax Exempt Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SEI Tax Exempt Trust, comprised of the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Tax-Advantaged Income Fund (the Funds), including the schedules of investments, as of August 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agent, agent banks, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

October 26, 2026

96	SEI Tax Exempt Trust

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an August 31, 2026 taxable year end this notice is for information purposes only. For shareholders with an August 31, 2026 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended August 31, 2026, the Funds are designating the following with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	(C) Tax Exempt Income Distributions(6)	Total Distributions	(D) Dividends Received Deduction(1)
Intermediate-Term Municipal Fund(6)(7)	0.00%	0.78%	99.22%	100.00%	0.00%
Short Duration Municipal Fund(6)(7)	0.00%	0.45%	99.55%	100.00%	0.00%
California Municipal Bond Fund(7)	0.00%	1.23%	98.77%	100.00%	0.00%
Massachusetts Municipal Bond Fund(6)	0.00%	2.01%	97.99%	100.00%	0.00%
New Jersey Municipal Bond Fund(7)	0.00%	2.42%	97.58%	100.00%	0.00%
New York Municipal Bond Fund(7)	0.00%	2.04%	97.96%	100.00%	0.00%
Pennsylvania Municipal Bond Fund(6)(7)	0.00%	2.42%	97.58%	100.00%	0.00%
Tax-Advantaged Income Fund(6)(7)	0.00%	40.63%	59.37%	100.00%	4.13%

Fund	(E) Qualifying Dividend Income(2)	(F) U.S. Government Interest (Tax Basis)(3)	(G) Interest Related Dividends(4)	(H) Short-Term Capital Gains Dividends(5)
Intermediate-Term Municipal Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
Short Duration Municipal Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
California Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
Massachusetts Municipal Bond Fund(6)	0.00%	0.00%	0.00%	0.00%
New Jersey Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
New York Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
Pennsylvania Municipal Bond Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
Tax-Advantaged Income Fund(6)(7)	4.17%	0.00%	0.00%	0.00%

(1)	“Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction.

(2)	“Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Funds to designate the max amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution for calendar year ended 2026. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution for calendar year ended 2026 that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	“Exempt-Interest Dividends” represent the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax. However, for shareholders of these funds who are residents of California, Connecticut, New Jersey and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(7)	For California income tax purposes, for the fiscal year ended August 31, 2026, the Intermediate-Term Municipal, the Short Duration Municipal, the California Municipal, the Massachusetts Municipal, the New Jersey Municipal, the New York Municipal, the Pennsylvania Municipal and the Tax Advantaged Income Funds designated 7.13%, 4.81%, 98.61%, 0.00%, 0.00%, 0.00%, 0.00% and 10.07% respectively, of their distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

Items (A), (B) and (C) are based on the percentage of each fund’s total distribution.

Items (D) and (E) are based on the percentage of “Ordinary Income Distributions”.

Item (F) is based on the percentage of gross income of each Fund.

Item (G) is based on the percentage of net investment income distributions.

Item (H) is based on the percentage of short-term capital gain distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Tax Exempt Trust	97

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Tax Exempt Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

98	SEI Tax Exempt Trust

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 8-10, 2025 meeting of the Board, the Board approved a brief extension of the Advisory Agreement and Sub-Advisory Agreements to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2026 was held on March 31-April 2, the Advisory Agreement and Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 8-10, 2025 meeting to extend the Advisory Agreement and Sub-Advisory Agreements until the March 31-April 2, 2026 meeting. In evaluating whether to approve the extension of the Advisory Agreement and Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the March 31-April 2, 2026 meeting, the Board evaluated the Advisory Agreement and Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and Sub-Advisory Agreements.

Nature, Extent and Quality of Services.

The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance.

In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

SEI Tax Exempt Trust	99

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited) (Concluded)

Fees.

With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability.

With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale.

With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

100	SEI Tax Exempt Trust

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Tax Exempt Trust	101

SEI Tax Exempt Trust / Annual Financials and Other Information / August 31, 2026

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-024 (8/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: November 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: November 2, 2026

By	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller and Chief Financial Officer
(Principal Financial Officer)

Date: November 2, 2026